United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-22538

Advisers Investment Trust

(Exact name of registrant as specified in charter)

690 Taylor Road, Suite 210, Gahanna, Ohio 43230

(Address of principal executive offices)         (Zip code)

Foreside Management Services, LLC, 690 Taylor Road, Suite 210, Gahanna, Ohio 43230

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (614) 416-9045

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

INDEPENDENT FRANCHISE PARTNERS
US EQUITY FUND

SEMI-ANNUAL REPORT
March 31, 2017

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

March 31, 2017 (Unaudited)

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

SHAREHOLDER LETTER

March 31, 2017 (Unaudited)

Dear Shareholder:

We are pleased to present to shareholders the Semi-Annual Report for the Independent Franchise Partners US Equity Fund (the “Fund”), a series of the Advisers Investment Trust. This report contains the results of Fund operations for the six months ended March 31, 2017.

We appreciate the trust and confidence you have placed in us by choosing the Fund and its Investment Adviser, Independent Franchise Partners, LLP, and we look forward to continuing to serve your investing needs.

Sincerely,

Dina A. Tantra	John Kelly-Jones
President and Trustee of Advisers Investment Trust	Chief Operating Officer of
Independent Franchise Partners, LLP

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.6%
Automobiles & Components	1.9%
Harley-Davidson Inc.		553,321	$33,475,921
Beverages	2.1%
Anheuser-Busch InBev		336,525	36,941,601
Chemicals	3.4%
Monsanto Co.		539,364	61,056,005
Computers & Peripherals	4.7%
Apple Inc.		584,982	84,038,514
Diversified Financials	5.3%
S&P Global Inc.		577,677	75,525,491
TransUnion(a)		509,922	19,555,509
			95,081,000
Food Products	2.1%
Mondelez International Inc. - Class A		877,624	37,808,042
Health Care Equipment & Supplies	5.0%
Abbott Laboratories		1,193,383	52,998,139
Dentsply Sirona Inc.		587,954	36,711,848
			89,709,987
Household Products	6.0%
Kimberly Clark Corp.		428,150	56,357,384
Procter & Gamble		560,809	50,388,689
			106,746,073
Internet Software & Services	3.5%
eBay Inc.(a)		1,846,548	61,988,616
IT Services	4.8%
Accenture PLC - Class A		723,892	86,780,173
Media	8.6%
Time Warner Inc.		795,966	77,773,838
Twenty-First Century Fox Inc. - Class A		2,370,127	76,768,413
			154,542,251

See notes to financial statements.

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Pharmaceuticals	21.8%
GlaxoSmithKline PLC		3,123,084	$64,934,773
Johnson & Johnson		773,812	96,378,285
Merck & Co. Inc.		1,047,480	66,556,879
Novartis AG - REG		1,250,253	92,803,185
Zoetis Inc.		1,280,020	68,314,668
			388,987,790
Software	9.9%
Microsoft Corp.		1,326,725	87,378,109
Oracle Corp.		2,022,876	90,240,498
			177,618,607
Tobacco	17.5%
Altria Group Inc.		933,361	66,660,643
British American Tobacco PLC		848,663	56,354,363
Imperial Brands PLC		1,169,592	56,666,314
Philip Morris International		475,411	53,673,902
Reynolds American Inc.		1,255,465	79,119,404
			312,474,626
TOTAL COMMON STOCKS (Cost $1,380,531,626)			1,727,249,206
TOTAL INVESTMENTS
(Cost $1,380,531,626)	96.6%		1,727,249,206
NET OTHER ASSETS (LIABILITIES)	3.4%		59,874,160
NET ASSETS	100.0%		$1,787,123,366

(a)	Non-income producing security.

At March 31, 2017, the Fund’s investments were concentrated in the following countries:

Country Allocation	Percentage of Net Assets
United States(1)	81.5%
United Kingdom	9.9
Switzerland	5.2
TOTAL	96.6%

(1)	The Fund invests in the Belgian line of Anheuser-Busch InBev (ABI). However, consistent with the terms set out in the prospectus, the Fund defines ABI as a US Equity as its principal place of business is in the US.

See notes to financial statements.

ADVISERS INVESTMENT TRUST

STATEMENT OF ASSETS & LIABILITIES

March 31, 2017 (Unaudited)

Independent Franchise Partners US Equity Fund
Assets:
Investments, at value (Cost: $1,380,531,626)	$1,727,249,206
Cash	54,468,366
Foreign currency (Cost: $5,045)	5,062
Receivable for dividends	5,341,488
Reclaims receivable	2,240,207
Receivable for investments sold	23,858,998
Prepaid expenses	28,494
Total Assets	1,813,191,821
Liabilities:
Securities purchased payable	21,455,602
Capital shares redeemed payable	3,005,278
Investment advisory fees payable	1,033,729
Accounting and Administration fees payable	404,572
Regulatory and Compliance fees payable	108,257
Risk Officer fees payable	7,041
Accrued expenses and other payable	53,976
Total Liabilities	26,068,455
Net Assets	$1,787,123,366

Net Assets	$1,787,123,366
Shares of common stock outstanding	104,753,074
Net asset value per share	$17.06

Net Assets:
Paid in capital	$1,418,815,583
Accumulated net investment income	8,377,658
Accumulated net realized gains	13,283,857
Unrealized appreciation (depreciation)	346,646,268
Net Assets	$1,787,123,366

See notes to financial statements.

ADVISERS INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the six months ended March 31, 2017 (Unaudited)

Independent Franchise Partners US Equity Fund
Investment Income:
Dividend income (Net of foreign withholding tax of $543,330)	$20,098,542
Total investment income	20,098,542
Operating expenses:
Investment advisory	5,511,301
Accounting and Administration	483,766
Regulatory and Compliance	211,265
Risk Officer	16,650
Insurance	15,876
Trustees	13,029
Legal	17,179
Registration	8,333
Other	30,523
Total expenses	6,307,922
Net investment income	13,790,620
Realized and Unrealized Gains (Losses) From Investment Activities:
Net realized gains from investment transactions	21,489,311
Net realized losses from foreign currency transactions	(65,291)
Change in unrealized appreciation (depreciation) on investments	114,151,331
Change in unrealized appreciation (depreciation) on foreign currency	(14,388)
Net realized and unrealized gains (losses) from investment activities	135,560,963
Change in Net Assets Resulting from Operations	$149,351,583

See notes to financial statements.

ADVISERS INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2017 (Unaudited)

And the year ended September 30, 2016

	Independent Franchise Partners US Equity Fund
	March 31, 2017	September 30, 2016
Increase (decrease) in net assets:
Operations:
Net investment income	$13,790,620	$19,685,844
Net realized gains from investment and foreign currency transactions	21,424,020	39,520,369
Change in unrealized appreciation (depreciation) on investments and foreign currency	114,136,943	153,556,071
Change in net assets resulting from operations	149,351,583	212,762,284
Dividends paid to shareholders:
From net investment income	(21,068,926)	(15,797,366)
From net realized gains	(35,279,147)	(61,698,822)
Total dividends paid to shareholders	(56,348,073)	(77,496,188)
Capital Transactions:
Proceeds from sale of shares	177,571,706	476,661,598
Value of shares issued to shareholders in reinvestment of dividends	52,738,557	71,021,923
Value of shares redeemed	(94,254,604)	(70,995,915)
Change in net assets from capital transactions	136,055,659	476,687,606
Change in net assets	229,059,169	611,953,702
Net Assets:
Beginning of period	1,558,064,197	946,110,495
End of period	$1,787,123,366	$1,558,064,197
Accumulated net investment income	$8,377,658	$15,655,964

Share Transactions:
Sold	11,072,638	30,772,334
Reinvested	3,374,188	4,918,416
Redeemed	(5,824,453)	(4,514,191)
Change	8,622,373	31,176,559

See notes to financial statements.

6

ADVISERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

For the six months ended March 31, 2017 (Unaudited), the years ended September 30, 2016, 2015, 2014 and 2013, and the period December 20, 2011 (commencement of operations) to September 30, 2012

	Independent Franchise Partners US Equity Fund
	March 31, 2017		Sept. 30, 2016	Sept. 30, 2015		Sept. 30, 2014	Sept. 30, 2013		Sept. 30, 2012
Net asset value, beginning of period	$16.21		$14.57	$14.65		$13.03	$11.38		$10.00

Income (loss) from operations:
Net investment income	0.13		0.22	0.23		0.18	0.21		0.08
Net realized and unrealized gains (losses) from investments	1.30		2.59	0.16		1.80	1.60		1.30

Total from investment operations	1.43		2.81	0.39		1.98	1.81		1.38

Less distributions paid:
From net investment income	(0.22)		(0.24)	(0.18)		(0.19)	(0.15)		—
From net realized gains on investments	(0.36)		(0.93)	(0.29)		(0.17)	(0.01)		—

Total distributions paid	(0.58)		(1.17)	(0.47)		(0.36)	(0.16)		—

Increase from redemption fees(a)	—		—	—		—	—		—

Change in net asset value	0.85		1.64	(0.08)		1.62	1.65		1.38

Net asset value, end of period	$17.06		$16.21	$14.57		$14.65	$13.03		$11.38

Total return(b)	9.15%		20.23%	2.56%		15.37%	16.08%		13.80%
Ratios/Supplemental data:

Net assets, end of period (000’s)	$1,787,123		$1,558,064	$946,110		$871,644	$582,018		$216,041
Ratio of net expenses to average net assets	0.78	%(c)	0.79%	0.80%		0.81%	0.84%		0.85	%(c)
Ratio of net investment income to average net assets	1.70	%(c)	1.64%	1.54%		1.59%	1.89%		1.78	%(c)
Ratio of gross expenses to average net assets	0.78	%(c)	0.79%	0.80	%(d)	0.81%	0.85	%(d)	1.20	%(c)(d)
Portfolio turnover rate(b)	12.10%		19.29%	45.30%		28.64%	20.70%		13.59%

(a)	Redemption fees were less than $0.005 per share.

(b)	Not annualized for periods less than one year. Total return excludes redemption fees.

(c)	Annualized for periods less than one year.

(d)	During the period shown, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See notes to financial statements.

7

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). Effective March 31, 2017 the Trust was converted to a Delaware statutory trust. As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Independent Franchise Partners US Equity Fund (the “IFP US Equity Fund” or “Fund”) is a series of the Trust. These financial statements and notes only relate to the IFP US Equity Fund.

The Fund is a non-diversified fund, meaning it may invest in a smaller number of companies than a diversified fund, and seeks to achieve an attractive long-term rate of return.

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A. Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

• Level 1 —quoted prices in active markets for identical assets

• Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

8

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its’ international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2017 in valuing the Fund’s investments based upon the three fair value levels defined above:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
IFP US Equity Fund
Common Stocks (1)	$1,727,249,206	$-	$-	$1,727,249,206
Total Investments	$1,727,249,206	$-	$-	$1,727,249,206

(1) See investment industries in the Schedule of Investments.

As of March 31, 2017, there were no Level 2 or Level 3 securities held by the Fund. The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the six months ended March 31, 2017.

9

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

CURRENCY TRANSACTIONS

The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. At financial reporting period ends, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

EXPENSE ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds, based on relative net assets or another reasonable basis.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

REDEMPTION FEES

The Fund will charge a redemption fee of 0.25% of the total redemption amount if you sell your shares, regardless of the length of time you have held your shares and subject to certain exceptions and limitations described in the prospectus. The redemption fee is paid directly to the Fund and is intended to encourage long-term investment in the Fund, to facilitate portfolio management and to avoid (or compensate the Fund for the impact of) transaction and other Fund expenses incurred as a result of shareholder redemptions. Redemption fees charged for the six months ended March 31, 2017 were $201,461 and are reflected within the capital activity of the Fund.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

10

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

As of March 31, 2017, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s federal tax returns for the tax years ended September 30, 2013, 2014, 2015 and 2016 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

B. Fees and Transactions with Affiliates and Other Parties

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Agreement”) with Independent Franchise Partners, LLP (the “Adviser”) to provide investment management services to the Fund. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” fees on the Statement of Operations. Under the terms of the Agreement, the Fund pays the Adviser a monthly fee based on the Fund’s daily net assets at the following annualized rates:

Advisor’s Assets Under Management (1)	Scale Discount for Assets in each Range (1)	Annualized Rate (1)	Effective Overall Annual Fee (1)
First $1 billion	-	0.88%	0.88%
$1 - 2 billion	0.10%	0.78%	at $2 billion - 0.83%
$2 - 3 billion	0.20%	0.68%	at $3 billion - 0.78%
$3 - 4 billion	0.30%	0.58%	at $4 billion - 0.73%
$4 - 5 billion	0.40%	0.48%	at $5 billion - 0.68%
Above $5 billion	-	-	0.68%

(1)  The Adviser’s total assets under management at the end of each calendar quarter are used to calculate the effective annual fee to be applied during the next calendar quarter. During the six months ended March 31, 2017, the effective annualized rate was 0.68% given the Adviser’s total assets under management were in excess of $5 billion during the period.

BHIL Distributors, LLC (“Distributor”) provides distribution services to the Fund pursuant to a distribution agreement with the Trust. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Adviser, at its own expense, pays the Distributor an annual $5,000 fee for these services and reimbursement for certain expenses incurred on behalf of the Fund.

The Northern Trust Company (“Northern Trust”) serves as the financial administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements between the Fund and Northern Trust. The Fund has agreed to pay Northern Trust a tiered basis-point fee based on the Fund’s daily net assets, subject to a minimum

11

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

annual fee of $150,000 relating to these services, and reimburse for certain expenses incurred on behalf of the Fund. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations.

Foreside Management Services, LLC (“Foreside”) provides Compliance Services, Financial Control Services and Business Management and Governance Services for the Fund pursuant to written agreements, including providing the President, Treasurer, Chief Compliance Officer and Secretary to the Fund and performing certain regulatory administrative services. The Fund pays Foreside a tiered basis-point fee based on the Fund’s daily net assets and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

Carne Global Financial Services (US) LLC (“Carne”) provides Risk Management and Oversight Services for the Fund pursuant to a written agreement between the Fund and Carne, including providing the Risk Officer to the Fund to administer the fund risk program and oversee the analysis of investment performance and performance of service providers. The Fund has agreed to pay Carne an annual fee of $30,000 for these services, and reimburse for certain expenses incurred on behalf of the Fund. Total fees paid to Carne pursuant to these agreements are reflected as “Risk Officer” fees on the Statement of Operations.

Certain officers and Trustees of the Trust are affiliated with Foreside, Northern Trust, Carne or the Distributor and receive no compensation directly from the Fund for serving in their respective roles. Through March 31, 2017, the Trust paid each Independent Trustee compensation for their services based on an annual retainer of $51,000 and reimbursement for certain expenses. Effective April 1, 2017, the Trust pays an annual retainer of $80,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2017, the aggregate Trustee compensation paid by the Trust was $76,500. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as “Trustees” expenses on the Statement of Operations.

The Adviser has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit total annual Fund operating expenses (exclusive of brokerage costs, interest, taxes, dividends on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to 0.85% of the average daily net assets of the Fund. For the six months ended March 31, 2017, there were no expenses reduced by the Adviser. The current agreement with the Adviser to waive fees and/or reimburse expenses cannot be terminated prior to January 30, 2018, at which time the Adviser will determine whether to renew or revise the agreement. Any fees waived or expenses reimbursed during a fiscal year are not subject to repayment from the Fund to the Adviser in subsequent fiscal years.

C. Investment Transactions

For the six months ended March 31, 2017, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

Cost of Purchases	Proceeds from Sales
$288,408,571	$189,631,580

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ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

D. Federal Income Tax

As of March 31, 2017, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
IFP US Equity Fund	$1,384,593,130	$$348,856,889	$(6,200,813)	$342,656,076

The tax character of distributions paid to shareholders during the latest tax years ended September 30, 2016 and September 30, 2015 for the Fund was as follows:

	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
2016	$39,833,743	$37,662,445	$77,496,188	$-	$77,496,188
2015	$18,342,985	$9,357,935	$27,700,920	$-	$27,700,920

As of the latest tax year ended September 30, 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long- Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation	Total Accumulated Earnings
IFP US Equity Fund	$19,218,773	$27,777,913	$46,996,686	$-	$-	$228,307,587	$275,304,273

At September 30, 2016, the latest tax year end, the Fund had no capital loss carry-forwards available to offset future net capital gains.

E. Concentration of Ownership Risk

A significant portion of the Fund’s shares may be held in a limited number of shareholder accounts. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Fund, this could have a disruptive impact on the efficient implementation of the Fund’s investment strategy.

13

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
ADDITIONAL INFORMATION
March 31, 2017 (Unaudited)

A. Summary of Fund Holdings

Market Exposure		Largest Equity Positions
Equity Securities	% of Net Assets	Issuer	% of Net Assets
Pharmaceuticals	21.8%	Johnson & Johnson	5.4%
Tobacco	17.5	Novartis AG - REG	5.2
Software	9.9	Oracle Corp.	5.0
Media	8.6	Microsoft Corp.	4.9
Household Products	6.0	Accenture PLC - Class A	4.9
Diversified Financials	5.3	Total	25.4%
Health Care Equipment & Supplies	5.0
IT Services	4.8
Computers & Peripherals	4.7
Internet Software & Services	3.5
Chemicals	3.4
Food Products	2.1
Beverages	2.1
Automobiles & Components	1.9
Total	96.6%

B. Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at September 30, 2016 and held for the entire period through March 31, 2017.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

14

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
ADDITIONAL INFORMATION
March 31, 2017 (Unaudited)

	Expense Ratio	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	* Expenses Paid 10/1/16-3/31/17
Actual	0.78%	$1,000.00	$1,091.50	$4.07
Hypothetical	0.78%	$1,000.00	$1,021.04	$3.93

* Expenses are calculated using the annualized expense ratio as disclosed in the table multiplied by the average account value for the period multiplied by the number of days in the most recent half fiscal year (182) and divided by the number of days in the current year (365).

C. Other Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by writing to the Trust at Independent Franchise Partners Funds c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Trust at 855-233-0437; and (ii) on the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, by calling the Trust at 855-233-0437; and (ii) on the Commission’s website at www.sec.gov.

The Fund files a complete Schedule of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q and is available without charge on the Commission’s website at www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

THE PAGE INTENTIONALLY LEFT BLANK

THE PAGE INTENTIONALLY LEFT BLANK

Investment Adviser

Independent Franchise Partners, LLP

Level 1, 10 Portman Square

London, W1H 6AZ

United Kingdom

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker Drive

Chicago, Illinois 60606

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

BHIL Distributors, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

For Additional Information, call

855-233-0437 or 312-557-7902

VONTOBEL FUNDS

SEMI-ANNUAL REPORT

March 31, 2017

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

March 31, 2017 (Unaudited)

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.1%
Consumer Discretionary	5.9%
Kangwon Land, Inc.		4,558	$155,697
Las Vegas Sands Corp.		3,320	189,472
Matahari Department Store Tbk PT		141,142	139,548
Naspers Ltd. - Class N		1,390	239,847
			724,564
Consumer Staples	34.7%
Ambev S.A. - ADR		92,243	531,320
Amorepacific Corp.		675	169,308
Anheuser-Busch InBev S.A./N.V.		2,454	269,385
British American Tobacco Malaysia Bhd.		3,149	32,447
British American Tobacco PLC		6,131	402,803
CP ALL PCL - REG		147,640	253,496
Fomento Economico Mexicano S.A.B. de C.V. - ADR		5,268	466,323
Hanjaya Mandala Sampoerna Tbk PT		515,942	151,002
Heineken N.V.		3,534	300,852
Hindustan Unilever Ltd.		10,911	153,201
ITC Ltd.		100,271	432,832
LG Household & Health Care Ltd.		188	136,339
President Chain Store Corp.		15,340	126,390
Thai Beverage PCL		194,510	130,707
Unilever N.V. - CVA		7,863	390,641
Wal-Mart de Mexico S.A.B. de C.V.		146,306	337,276
			4,284,322
Energy	2.5%
Ultrapar Participacoes S.A.		13,437	307,404
Financials	22.8%
Bank Central Asia Tbk PT		171,651	213,187
Bank Pekao S.A.		3,951	131,610
BB Seguridade Participacoes S.A.		25,061	233,751

See notes to financial statements.

1

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Grupo Financiero Santander Mexico S.A.B. de C.V. - Class B - ADR		19,585	$176,853
HDFC Bank Ltd.		33,488	743,946
Hong Kong Exchanges & Clearing Ltd.		1,740	43,794
Housing Development Finance Corp. Ltd.		24,736	572,202
Public Bank Bhd.		38,625	173,684
Remgro Ltd.		8,719	133,934
Samsung Fire & Marine Insurance Co. Ltd.		755	180,935
United Overseas Bank Ltd.		13,335	210,771
			2,814,667
Health Care	1.9%
Mediclinic International PLC		12,440	110,508
Sun Pharmaceutical Industries Ltd.		11,693	123,917
			234,425
Industrials	3.0%
Airports of Thailand PCL - REG		53,400	60,995
CCR S.A.		20,451	117,914
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B		13,290	129,278
Korea Aerospace Industries Ltd.		1,173	60,417
			368,604
Information Technology	20.6%
Alibaba Group Holding Ltd. - ADR(a)		5,677	612,151
Cielo S.A.		35,092	317,337
NetEase, Inc. - ADR		1,186	336,824
Taiwan Semiconductor Manufacturing Co. Ltd.		49,050	305,527
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		5,616	184,429
Tata Consultancy Services Ltd.		6,418	240,352
Tencent Holdings Ltd.		19,028	545,511
			2,542,131
Real Estate	1.4%
Link REIT		24,322	170,409
Telecommunication Services	2.5%
Telekomunikasi Indonesia Persero Tbk PT		989,019	306,529
Utilities	2.8%
Equatorial Energia S.A.		1,299	24,394

See notes to financial statements.

2

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Infraestructura Energetica Nova S.A.B. de C.V.		32,379	$154,301
Power Grid Corp. of India Ltd.		54,320	165,047
			343,742
TOTAL COMMON STOCKS (Cost $10,605,787)			12,096,797

SHORT-TERM INVESTMENTS	3.2%
Northern Institutional
U.S. Government Select Portfolio, 0.56%		393,209	393,209
TOTAL SHORT-TERM INVESTMENTS (Cost $393,209)			393,209
TOTAL INVESTMENTS
(Cost $10,998,996)	101.3%		12,490,006
NET OTHER ASSETS (LIABILITIES)	(1.3)%		(165,122)
NET ASSETS	100.0%		$12,324,884

(a) Non-income producing security.

At March 31, 2017, the Vontobel Global Emerging Markets Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
India	19.7%
Brazil	12.4
China	12.1
Mexico	10.3
Indonesia	6.6
United Kingdom	6.4
South Korea	5.7
Taiwan	5.0
South Africa	3.9
Thailand	3.6
Netherlands	2.5
Belgium	2.2
All other countries less than 2%	7.7
Total	98.1%

See notes to financial statements.

3

ADVISERS INVESTMENT TRUST
VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.5%
Consumer Discretionary	16.6%
Amazon.com, Inc.(a)		1,629	$1,444,174
Dollar Tree, Inc.(a)		6,765	530,782
Naspers Ltd. - Class N		2,922	504,197
NIKE, Inc. - Class B		16,727	932,196
Paddy Power Betfair PLC		6,898	739,558
Priceline Group (The), Inc.(a)		449	799,206
Starbucks Corp.		11,731	684,973
TJX (The) Cos., Inc.		6,398	505,954
			6,141,040
Consumer Staples	30.7%
Alimentation Couche-Tard, Inc. - Class B		26,713	1,206,841
Altria Group, Inc.		14,646	1,046,017
Ambev S.A. - ADR		82,111	472,959
Anheuser-Busch InBev S.A./N.V.		8,154	895,095
British American Tobacco PLC		26,553	1,763,217
Casey’s General Stores, Inc.		5,006	561,924
Coca-Cola (The) Co.		12,984	551,041
Fomento Economico Mexicano S.A.B. de C.V. - ADR		5,689	503,590
Kraft Heinz (The) Co.		3,854	349,982
Nestle S.A. - REG		8,421	646,088
Philip Morris International, Inc.		11,431	1,290,560
Reckitt Benckiser Group PLC		12,190	1,112,780
Unilever N.V. - CVA		18,738	930,920
			11,331,014
Financials	14.6%
Berkshire Hathaway, Inc. - Class B(a)		6,605	1,100,921
HDFC Bank Ltd.		10,501	233,283
HDFC Bank Ltd. - ADR		16,088	1,210,139
Housing Development Finance Corp. Ltd.		49,647	1,148,453
M&T Bank Corp.		2,235	345,822
PNC Financial Services Group (The), Inc.		2,792	335,710
Wells Fargo & Co.		18,156	1,010,563
			5,384,891
Health Care	8.4%
Abbott Laboratories		14,536	645,544
Medtronic PLC		8,947	720,770
Roche Holding A.G. (Genusschein)		2,935	749,536

See notes to financial statements.

4

ADVISERS INVESTMENT TRUST
VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
UnitedHealth Group, Inc.		5,902	$967,987
			3,083,837
Industrials	1.5%
RELX N.V.		30,878	571,850
Information Technology	23.2%
Alibaba Group Holding Ltd. - ADR(a)		6,019	649,029
Alphabet, Inc. - Class C(a)		1,708	1,416,889
Facebook, Inc. - Class A(a)		5,383	764,655
Mastercard, Inc. - Class A		14,958	1,682,326
PayPal Holdings, Inc.(a)		19,373	833,426
SAP S.E.		9,861	967,603
Tencent Holdings Ltd.		21,136	605,945
Visa, Inc. - Class A		18,534	1,647,117
			8,566,990
Materials	0.9%
Martin Marietta Materials, Inc.		1,594	347,890
Real Estate	1.6%
American Tower Corp.		4,923	598,341
TOTAL COMMON STOCKS (Cost $31,157,455)			36,025,853

SHORT-TERM INVESTMENTS	2.9%
Northern Institutional
U.S. Government Select Portfolio, 0.56%		1,063,271	1,063,271
TOTAL SHORT-TERM INVESTMENTS (Cost $1,063,271)			1,063,271
TOTAL INVESTMENTS (Cost $32,220,726)	100.4%		37,089,124
NET OTHER ASSETS (LIABILITIES)	(0.4)%		(150,100)
NET ASSETS	100.0%		$36,939,024

(a) Non-income producing security.

See notes to financial statements.

5

ADVISERS INVESTMENT TRUST
VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

At March 31, 2017, the Vontobel Global Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
United States	55.2%
United Kingdom	11.9
India	7.0
Ireland	3.9
Switzerland	3.8
China	3.4
Canada	3.3
Germany	2.6
Belgium	2.4
All other countries less than 2%	4.0
Total	97.5%

See notes to financial statements.

6

ADVISERS INVESTMENT TRUST
VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.0%
Consumer Discretionary	13.2%
Domino’s Pizza Group PLC		56,144	$217,219
Hermes International		395	187,137
LVMH Moet Hennessy Louis Vuitton S.E.		979	214,989
Naspers Ltd. - Class N		2,159	372,540
Paddy Power Betfair PLC		4,188	449,010
Priceline Group (The), Inc.(a)		273	485,932
Shimano, Inc.		2,070	302,142
Sodexo S.A.		1,644	193,358
			2,422,327
Consumer Staples	34.0%
Alimentation Couche-Tard, Inc. - Class B		12,981	586,456
Ambev S.A. - ADR		40,041	230,636
Anheuser-Busch InBev S.A./N.V.		4,943	542,612
British American Tobacco PLC		14,006	930,050
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)		33	187,131
Diageo PLC		10,912	312,192
Fomento Economico Mexicano S.A.B. de C.V. - ADR		2,846	251,928
L’Oreal S.A.		984	189,109
Nestle S.A. - REG		7,186	551,334
Philip Morris International, Inc.		5,952	671,981
Reckitt Benckiser Group PLC		7,892	720,432
Unicharm Corp.		11,401	273,171
Unilever N.V. - CVA		16,164	803,042
			6,250,074
Financials	10.7%
HDFC Bank Ltd.		4,894	108,722
HDFC Bank Ltd. - ADR		11,002	827,570
Housing Development Finance Corp. Ltd.		31,323	724,575
Lloyds Banking Group PLC		128,405	106,695
UBS Group A.G. - REG		12,958	207,374
			1,974,936

See notes to financial statements.

7

ADVISERS INVESTMENT TRUST
VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Health Care	9.8%
Coloplast A/S - Class B		2,436	$190,203
CSL Ltd.		1,893	181,259
Essilor International S.A.		1,926	234,026
Grifols S.A.		13,748	337,180
Ramsay Health Care Ltd.		4,864	259,718
Roche Holding A.G. (Genusschein)		2,359	602,438
			1,804,824
Industrials	11.5%
Aena S.A.		3,252	514,488
Bureau Veritas S.A.		11,683	246,464
Canadian National Railway Co.		6,720	496,022
DCC PLC		3,395	298,815
RELX N.V.		19,630	363,541
Teleperformance		1,709	184,595
			2,103,925
Information Technology	15.5%
Accenture PLC - Class A		2,634	315,764
Alibaba Group Holding Ltd. - ADR(a)		3,728	401,990
Mastercard, Inc. - Class A		6,507	731,842
SAP S.E.		6,421	630,056
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		10,990	360,912
Tencent Holdings Ltd.		14,373	412,057
			2,852,621
Real Estate	2.3%
Daito Trust Construction Co. Ltd.		1,795	246,605
Link REIT		25,303	177,282
			423,887
TOTAL COMMON STOCKS (Cost $15,526,757)			17,832,594

See notes to financial statements.

8

ADVISERS INVESTMENT TRUST
VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	3.0%
Northern Institutional
U.S. Government Select Portfolio, 0.56%		550,886	$550,886
TOTAL SHORT-TERM INVESTMENTS (Cost $550,886)			550,886
TOTAL INVESTMENTS (Cost $16,077,643)	100.0%		18,383,480
NET OTHER ASSETS (LIABILITIES)	0.0%		(8,119)
NET ASSETS	100.0%		$18,375,361

(a) Non-income producing security.

At March 31, 2017, the Vontobel International Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
United Kingdom	18.8%
United States	10.3
India	9.0
Switzerland	8.4
France	7.9
Canada	5.9
Ireland	5.8
Spain	4.6
Japan	4.5
China	4.4
Germany	3.4
Belgium	3.0
Australia	2.4
South Africa	2.0
All other countries less than 2%	6.6
Total	97.0%

See notes to financial statements.

9

ADVISERS INVESTMENT TRUST
VONTOBEL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2017 (Unaudited)

	Vontobel Global Emerging Markets Equity Institutional Fund	Vontobel Global Equity Institutional Fund	Vontobel International Equity Institutional Fund
Assets:
Investments, at value (Cost: $10,998,996, $32,220,726, $16,077,643, respectively)	$12,490,006	$37,089,124	$18,383,480
Foreign currency (Cost: $2,149, $1, $4,460, respectively)	2,410	1	4,455
Receivable for dividends and interest	19,584	74,245	39,359
Reclaims receivable	32,530	23,282	38,713
Receivable for investments sold	26,870	—	—
Receivable for capital shares sold	28,000	—	—
Receivable from Investment Adviser	9,858	4,923	7,654
Prepaid expenses	4,397	17,676	13,573
Total Assets	12,613,655	37,209,251	18,487,234
Liabilities:
Securities purchased payable	206,900	28,901	29,991
Capital shares redeemed payable	—	130,000	—
Accounting and Administration fees payable	59,627	51,643	51,643
Regulatory and Compliance fees payable	9,281	26,826	13,208
Deferred foreign capital gains taxes payable	9,022	883	—
Accrued expenses and other payable	3,941	31,974	17,031
Total Liabilities	288,771	270,227	111,873

Net Assets	$12,324,884	$36,939,024	$18,375,361

Class I Shares:
Net assets	$12,324,884	$36,939,024	$18,375,361
Shares of common stock outstanding	1,303,722	3,123,201	1,692,059
Net asset value per share	$9.45	$11.83	$10.86

Net Assets:
Paid in capital	$161,706,099	$31,993,417	$17,230,772
Accumulated net investment income (loss)	(8,391,816)	(95,433)	(63,135)
Accumulated net realized gains (losses)	(142,470,886)	173,553	(1,097,483)
Unrealized appreciation (depreciation)	1,481,487	4,867,487	2,305,207
Net assets	$12,324,884	$36,939,024	$18,375,361

See notes to financial statements.

10

ADVISERS INVESTMENT TRUST
VONTOBEL FUNDS
STATEMENTS OF OPERATIONS
For the six months ended March 31, 2017 (Unaudited)

	Vontobel Global Emerging Markets Equity Institutional Fund	Vontobel Global Equity Institutional Fund	Vontobel International Equity Institutional Fund
Investment Income:
Dividend income (Net of foreign withholding tax of $6,874, $7,514, $9,597, respectively)	$97,348	$239,404	$126,420
Total investment income	97,348	239,404	126,420
Operating expenses:
Investment advisory	49,921	117,856	63,726
Accounting and Administration	62,329	62,345	62,345
Regulatory and Compliance	19,856	53,076	26,795
Insurance	2,560	3,834	2,021
Trustees	3,241	10,391	5,344
Legal	4,184	11,405	5,717
Registration	10,684	13,174	10,183
Other	14,914	31,528	15,618
Total expenses	167,689	303,609	191,749
Expenses reduced by Investment Adviser	(106,160)	(151,925)	(110,930)
Net expenses	61,529	151,684	80,819
Net investment income (loss)	35,819	87,720	45,601
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains (losses) from investment transactions	(355,779)	416,739	99,617
Net realized gains (losses) from foreign currency transactions	(6,530)	(4,719)	(15,165)
Change in unrealized appreciation (depreciation) on investments (net of the change in deferred foreign capital gains taxes of $8,322, $4,508, $— , respectively)	259,312	2,332,118	226,829
Change in unrealized appreciation (depreciation) on foreign currency	(361)	(263)	44
Net realized and unrealized gains (losses) from investment activities	(103,358)	2,743,875	311,325
Change in Net Assets Resulting from Operations	$(67,539)	$2,831,595	$356,926

See notes to financial statements.

11

ADVISERS INVESTMENT TRUST
VONTOBEL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2017 (Unaudited)
And the year ended September 30, 2016

	Vontobel Global Emerging Markets Equity Institutional Fund		Vontobel Global Equity Institutional Fund		Vontobel International Equity Institutional Fund
	March 31, 2017	September 30, 2016	March 31, 2017	September 30, 2016	March 31, 2017	September 30, 2016
Increase (decrease) in net assets:
Operations:
Net investment income (losses)	$35,819	$(584,556)	$87,720	$239,866	$45,601	$199,807
Net realized gains (losses) from investment and foreign currency transactions	(362,309)	(48,307,408)	412,020	(172,951)	84,452	(658,890)
Change in unrealized appreciation (depreciation) on investments and foreign currency	258,951	57,937,240	2,331,855	2,555,818	226,873	2,226,426
Change in net assets resulting from operations	(67,539)	9,045,276	2,831,595	2,622,733	356,926	1,767,343
Dividends paid to shareholders:
From net investment income	—	(14,254,222)	(385,770)	(141,663)	(299,345)	(304,722)
Total dividends paid to shareholders	—	(14,254,222)	(385,770)	(141,663)	(299,345)	(304,722)
Capital Transactions (Class I Shares):

Proceeds from sale of shares	2,781,669	628,038,273	2,046,891	33,042,719	66,634	5,926,069
Value of shares issued to shareholders in reinvestment of dividends	—	13,783,603	353,493	66,746	299,184	201,734
Value of shares redeemed	(3,475,521)	(1,615,671,367)	(562,365)	(17,597,773)	(38,950)	(17,252,845)
Change in net assets from capital transactions	(693,852)	(973,849,491)	1,838,019	15,511,692	326,868	(11,125,042)
Change in net assets	(761,391)	(979,058,437)	4,283,844	17,992,762	384,449	(9,662,421)
Net Assets:
Beginning of period	13,086,275	992,144,712	32,655,180	14,662,418	17,990,912	27,653,333
End of period	$12,324,884	$13,086,275	$36,939,024	$32,655,180	$18,375,361	$17,990,912

Accumulated net investment (losses)	$(8,391,816)	$(8,427,635)	$(95,433)	$202,617	$(63,135)	$190,609

Share Transactions (Class I Shares):
Sold	315,804	73,853,070	186,226	3,163,162	6,557	564,043
Reinvested	—	1,619,695	32,792	6,332	31,068	19,416
Redeemed	(400,498)	(190,837,432)	(49,764)	(1,659,783)	(4,023)	(1,652,357)
Change	(84,694)	(115,364,667)	169,254	1,509,711	33,602	(1,068,898)

See notes to financial statements.

12

ADVISERS INVESTMENT TRUST
VONTOBEL FUNDS
FINANCIAL HIGHLIGHTS
For the periods indicated

	Class I Shares
Vontobel Global Emerging Markets Equity Institutional Fund	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014	Period Ended September 30, 2013(a)
Net asset value, beginning of period	$9.43	$8.50		$9.79	$9.10	$10.00
Income (loss) from operations:
Net investment income (loss)	0.03 (b)	(0.01	)(b)	0.12 (b)	0.12	0.04
Net realized and unrealized gains (losses) from investments	(0.01)	1.07		(1.23)	0.63	(0.94)
Total from investment operations	0.02	1.06		(1.11)	0.75	(0.90)
Less distributions paid:
From net investment income	—	(0.13)		(0.18)	(0.06)	—
Total distributions paid	—	(0.13)		(0.18)	(0.06)	—
Change in net asset value	0.02	0.93		(1.29)	0.69	(0.90)
Net asset value, end of period	$9.45	$9.43		$8.50	$9.79	$9.10
Total return(c)	0.21%	12.59%		(11.49%)	8.32%	(9.00%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$12,325	$13,086		$992,145	$882,190	$615,739
Ratio of net expenses to average net assets(d)	0.98%	1.02%		0.98%	1.00%	1.08%
Ratio of net investment income to average net assets(d)	0.58%	(0.14%)		1.24%	1.42%	1.36%
Ratio of gross expenses to average net assets(d)	2.68%	1.04	%(e)	—	—	—
Portfolio turnover rate(c)	34.73%	115.20%		26.76%	43.44%	5.01%

(a)For the period May 22, 2013, commencement of operations, to September 30, 2013.

(b)Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(c)Not annualized for periods less than one year.

(d)Annualized for periods less than one year.

(e)Represents the gross expense ratio for the year ended September 30, 2016. For the period from March 15, 2016 (implementation date of the expense limit) through September 30, 2016, the annualized gross expense was 1.38%.

See notes to financial statements.

13

ADVISERS INVESTMENT TRUST
VONTOBEL FUNDS
FINANCIAL HIGHLIGHTS
For the periods indicated

	Class I Shares
Vontobel Global Equity Institutional Fund	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Period Ended September 30, 2015(a)
Net asset value, beginning of period	$11.05	$10.15	$10.00
Income (loss) from operations:
Net investment income(b)	0.03	0.11	0.10
Net realized and unrealized gains (losses) from investments	0.88	0.86	0.05
Total from investment operations	0.91	0.97	0.15
Less distributions paid:
From net investment income	(0.13)	(0.07)	—
Total distributions paid	(0.13)	(0.07)	—
Change in net asset value	0.78	0.90	0.15
Net asset value, end of period	$11.83	$11.05	$10.15
Total return(c)	8.34%	9.56%	1.50%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$36,939	$32,655	$14,662
Ratio of net expenses to average net assets(d)	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets(d)	0.51%	1.03%	1.28%
Ratio of gross expenses to average net assets(d)	1.80%	1.79%	2.27%
Portfolio turnover rate(c)	21.39%	101.78%	39.00%

(a)For the period January 2, 2015, commencement of operations, to September 30, 2015.

(b)Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(c)Not annualized for periods less than one year.

(d)Annualized for periods less than one year.

See notes to financial statements.

14

ADVISERS INVESTMENT TRUST
VONTOBEL FUNDS
FINANCIAL HIGHLIGHTS
For the periods indicated

	Class I Shares
Vontobel International Equity Institutional Fund	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Period Ended September 30, 2015(a)
Net asset value, beginning of period	$10.85	$10.14	$10.00
Income (loss) from operations:
Net investment income(b)	0.03	0.10	0.15
Net realized and unrealized gains (losses) from investments	0.16	0.71	(0.01)
Total from investment operations	0.19	0.81	0.14
Less distributions paid:
From net investment income	(0.18)	(0.10)	—
Total distributions paid	(0.18)	(0.10)	—
Change in net asset value	0.01	0.71	0.14
Net asset value, end of period	$10.86	$10.85	$10.14
Total return(c)	1.97%	8.06%	1.40%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$18,375	$17,991	$27,653
Ratio of net expenses to average net assets(d)	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets(d)	0.54%	0.97%	1.87%
Ratio of gross expenses to average net assets(d)	2.26%	1.78%	1.80%
Portfolio turnover rate(c)	22.88%	77.92%	30.76%

(a)For the period January 2, 2015, commencement of operations, to September 30, 2015.

(b)Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(c)Not annualized for periods less than one year.

(d)Annualized for periods less than one year.

See notes to financial statements.

15

ADVISERS INVESTMENT TRUST
VONTOBEL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust registered March 1, 2011 (the “Trust Agreement”). Effective March 31, 2017 the Trust was converted to a Delaware statutory trust. As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”. The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Vontobel Global Emerging Markets Equity Institutional Fund, Vontobel Global Equity Institutional Fund, and Vontobel International Equity Institutional Fund, (referred to individually as a “Fund” and collectively as the “Funds” or the “Vontobel Funds”) are each a series of the Trust and commenced operations on May 22, 2013, January 2, 2015, and January 2, 2015, respectively. The Funds are authorized to issue multiple classes of shares, however, only the Class I shares are currently being offered and have commenced operations. These financial statements and notes only relate to the Vontobel Funds.

The Funds are each diversified funds and have an investment objective of providing capital appreciation.

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

A. Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

● Level 1 —quoted prices in active markets for identical assets

● Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 —significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

16

ADVISERS INVESTMENT TRUST
VONTOBEL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Funds’ Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value is calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party pricing service to fair value their international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

17

ADVISERS INVESTMENT TRUST
VONTOBEL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

The following is a summary of the valuation inputs used as of March 31, 2017 in valuing each Fund’s investments based upon the three fair value levels defined above:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Global Emerging Markets Equity
Institutional Fund
Common Stocks
Consumer Discretionary	$724,564	$-	$-	$724,564
Consumer Staples	4,030,826	253,496	-	4,284,322
Energy	307,404	-	-	307,404
Financials	2,814,667	-	-	2,814,667
Health Care	234,425	-	-	234,425
Industrials	307,609	60,995	-	368,604
Information Technology	2,542,131	-	-	2,542,131
Real Estate	170,409	-	-	170,409
Telecommunications Services	306,529	-	-	306,529
Utilities	343,742	-	-	343,742
Short-Term Investments	393,209	-	-	393,209
Total Investments	$12,175,515	$314,491	$-	$12,490,006
Global Equity Institutional Fund
Common Stocks
Consumer Discretionary	$6,141,040	$-	$-	$6,141,040
Consumer Staples	11,331,014	-	-	11,331,014
Financials	5,384,891	-	-	5,384,891
Health Care	3,083,837	-		3,083,837
Industrials	571,850	-	-	571,850
Information Technology	8,566,990	-	-	8,566,990
Materials	347,890	-	-	347,890
Real Estate	598,341	-	-	598,341
Short-Term Investments	1,063,271	-	-	1,063,271
Total Investments	$37,089,124	$-	$-	$37,089,124

18

ADVISERS INVESTMENT TRUST
VONTOBEL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
International Equity Institutional Fund
Common Stocks
Consumer Discretionary	$2,422,327	$-	$-	$2,422,327
Consumer Staples	6,250,074	-	-	6,250,074
Financials	1,974,936	-	-	1,974,936
Health Care	1,804,824	-	-	1,804,824
Industrials	2,103,925	-	-	2,103,925
Information Technology	2,852,621	-	-	2,852,621
Real Estate	423,887	-	-	423,887
Short-Term Investments	550,886	-	-	550,886
Total Investments	$18,383,480	$-	$-	$18,383,480

As of March 31, 2017, there were no Level 3 securities held by the Funds. The Funds disclose all transfers between levels based on valuations at the end of each reporting period. At March 31, 2017, the Funds had transfers as follows:

	Transfers from Level 2 to Level 1
Portfolio	Value	Reason
Global Emerging Markets Equity
Institutional Fund
Common Stocks
Consumer Discretionary	$535,092	Foreign equity securities were valued at unadjusted quoted market prices.
Consumer Staples	2,426,522	Foreign equity securities were valued at unadjusted quoted market prices.
Financials	2,404,063	Foreign equity securities were valued at unadjusted quoted market prices.
Health Care	234,425	Foreign equity securities were valued at unadjusted quoted market prices.
Industrials	60,417	Foreign equity securities were valued at unadjusted quoted market prices.
Information Technology	1,091,390	Foreign equity securities were valued at unadjusted quoted market prices.
Real Estate	170,409	Foreign equity securities were valued at unadjusted quoted market prices.
Telecommunication Services	306,529	Foreign equity securities were valued at unadjusted quoted market prices.

Global Equity Institutional Fund
Common Stocks
Consumer Discretionary	$504,197	Foreign equity securities were valued at unadjusted quoted market prices.
Consumer Staples	4,453,005	Foreign equity securities were valued at unadjusted quoted market prices.
Financials	1,381,736	Foreign equity securities were valued at unadjusted quoted market prices.
Health Care	749,536	Foreign equity securities were valued at unadjusted quoted market prices.
Information Technology	1,573,548	Foreign equity securities were valued at unadjusted quoted market prices.

19

ADVISERS INVESTMENT TRUST
VONTOBEL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

	Transfers from Level 2 to Level 1
Portfolio	Value	Reason
International Equity Institutional Fund
Common Stocks
Consumer Discretionary	$1,272,397	Foreign equity securities were valued at unadjusted quoted market prices.
Consumer Staples	3,779,330	Foreign equity securities were valued at unadjusted quoted market prices.
Financials	1,147,366	Foreign equity securities were valued at unadjusted quoted market prices.
Health Care	1,467,644	Foreign equity securities were valued at unadjusted quoted market prices.
Industrials	298,815	Foreign equity securities were valued at unadjusted quoted market prices.
Information Technology	1,042,113	Foreign equity securities were valued at unadjusted quoted market prices.
Real Estate	423,887	Foreign equity securities were valued at unadjusted quoted market prices.

CURRENCY TRANSACTIONS

The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investment transactions on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency transactions on the Statements of Operations.

The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Funds’ securities and the price of the Funds’ shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

20

ADVISERS INVESTMENT TRUST
VONTOBEL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

EXPENSE ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds, based on relative net assets or another reasonable basis.

DIVIDENDS AND DISTRIBUTIONS

The Funds intend to distribute substantially all of their net investment income as dividends to shareholders on an annual basis. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as distributions of capital.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2017, the Funds did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Vontobel Global Emerging Markets Equity Institutional Fund’s federal tax returns for the tax years ended September 30, 2013, 2014 and 2015 and 2016 and the Vontobel Global Equity Institutional and Vontobel International Equity Institutional Funds’ tax returns for the tax year ended 2015 and 2016, remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense on the Statement of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

CAPITAL GAIN TAXES

Investments in certain foreign securities may subject the Funds to capital gain taxes on the disposal of those securities. Any capital gains assessed will reduce the proceeds received on the sale and be reflected in net realized gain/loss on the transaction. The Funds estimate and accrue foreign capital gain taxes on certain investments held which impact the amount of unrealized appreciation/depreciation on such investments. The Vontobel Global Emerging Markets Equity Institutional Fund and Vontobel Global Equity Institutional Fund paid $34,729 and $0, respectively, in capital gain taxes during the period. As of March 31, 2017, the Vontobel Global Emerging Markets Equity Institutional and the Vontobel Global Equity Institutional Funds’ accrued $9,022 and $883, respectively, in estimated capital gain taxes based on the Funds’ current investments.

21

ADVISERS INVESTMENT TRUST
VONTOBEL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER RISKS

Securities markets outside the United States (“U.S.”), while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. Other risks associated with investing in foreign securities include, among other things, imposition of exchange control regulation by the U.S. or foreign governments, U.S. and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the U.S., and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies.

The Funds may invest in emerging market securities. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, a Fund may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the U.S. Satisfactory custodial services may not be available in some emerging markets countries, which may result in a Fund incurring additional costs and delays in the trading and custody of such securities.

B. Fees and Transactions with Affiliates and Other Parties

The Funds have entered into an Investment Advisory Agreement (the “Agreement”) with Vontobel Asset Management, Inc. (the “Adviser”) to provide investment advisory services to the Funds. Under the terms of the Agreement, the Funds pay the Adviser an annual fee based on each Fund’s daily net assets as set forth in the following table. The total fees incurred by the Funds pursuant to the Agreement are reflected as “Investment advisory” fees on the Statements of Operations. In addition, the Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses with underlying investment companies and extraordinary expenses) exceed the rates in the table below.

22

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2017 (Unaudited)

Fund	Class	Advisory Fee	Expense Limitation
Global Emerging Markets Equity Institutional Fund	Class I	0.80%	0.98%
Global Equity Institutional Fund	Class I	0.70%	0.90%
International Equity Institutional Fund	Class I	0.75%	0.95%

The expense limitations for the Funds are effective until January 28, 2018. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three fiscal years from the year on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) to exceed the current expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Investment Management Agreement.

For the six months ended March 31, 2017, the Vontobel Funds incurred advisory fees payable to Vontobel Asset Management, Inc, expense waivers/reimbursements from Vontobel Asset Management, Inc., and paid expense recoupments to Vontobel Asset Management, Inc. as follows:

	Advisory Fee to	Expenses Reduced by	Advisory Fees Recouped
	Vontobel Asset	Vontobel Asset	by Vontobel Asset
Fund	Management, Inc.	Management, Inc.	Management, Inc.
Global Emerging Markets Equity Institutional Fund	$49,921	$106,160	$-
Global Equity Institutional Fund	117,856	151,925	-
International Equity Institutional Fund	63,726	110,930	-

The balances of recoverable expenses to Vontobel Asset Management, Inc. by Fund at March 31, 2017 were as follows:

		Global Emerging Markets	Global Equity	International Equity
For the:	Expiring	Equity Institutional Fund	Institutional Fund	Institutional Fund
Year ended September 30, 2015	September 30, 2018	$-	$125,708	$118,672
Year ended September 30, 2016	September 30, 2019	67,356	208,054	172,637
Six months ended March 31, 2017	September 30, 2020	106,160	151,925	110,930
Balances of Recoverable Expenses to the Adviser		$173,516	$485,687	$402,239

23

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2017 (Unaudited)

BHIL Distributors, LLC (“Distributor”) provides distribution services to the Funds pursuant to a distribution agreement with the Trust. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. The Adviser, at its own expense, pays the Distributor $50,000 annually and reimburses for certain out-of-pocket expenses incurred on behalf of the Funds.

The Northern Trust Company (“Northern Trust”) serves as the financial administrator, transfer agent, custodian and fund accounting agent for the Funds pursuant to written agreements between the Funds and Northern Trust. The Funds have agreed to pay Northern Trust a tiered basis-point fee based on the Funds’ daily net assets, and certain per account and transaction charges. Each Fund is subject to a minimum annual fee of $125,000 relating to these services, and reimbursement for certain expenses incurred on behalf of the Fund. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statements of Operations.

Foreside Management Services, LLC (“Foreside”) provides Compliance Services, Financial Control Services and Business Management and Governance Services for the Funds pursuant to a written agreement, including providing the President, Treasurer, Chief Compliance Officer and Secretary to the Funds and performing certain regulatory administrative services. The Funds have agreed to pay Foreside a tiered basis-point fee based on the Funds’ daily net assets, subject to an overall Vontobel complex minimum annual fee of $200,000 for these services, and reimburse for certain expenses incurred on behalf of the Funds. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statements of Operations.

Certain officers and Trustees of the Trust are affiliated with Foreside, Northern Trust, or the Distributor and receive no compensation directly from the Fund for serving in their respective roles. Through March 31, 2017 the Trust paid each Independent Trustee compensation for their services based on an annual retainer of $51,000 and reimbursement for certain expenses. Effective April 1, 2017, the Trust pays an annual retainer of $80,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2017, the aggregate Trustee compensation paid by the Trust was $76,500. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Funds are reflected as “Trustees” expenses on the Statements of Operations.

C. Investment Transactions

For the six months ended March 31, 2017, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	Cost of Purchases	Proceeds from Sales
Global Emerging Markets Equity Institutional Fund	$4,254,614	$4,825,264
Global Equity Institutional Fund	7,956,195	7,090,011
International Equity Institutional Fund	3,860,370	4,024,715

24

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2017 (Unaudited)

D. Federal Income Tax

As of March 31, 2017, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Global Emerging Markets Equity Institutional Fund	$11,295,764	$1,386,950	$(192,708)	$1,194,242
Global Equity Institutional Fund	32,481,653	4,778,083	(170,612)	4,607,471
International Equity Institutional Fund	16,227,675	2,334,488	(178,683)	2,155,805

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, real estate investment trusts and investments in certain foreign companies.

The tax character of distributions paid to shareholders during the tax year ended September 2016 and 2015 for the Funds were as follows:

Global Emerging Markets		Net Long	Total Taxable	Tax Return	Total Distributions
Equity Institutional Fund	Ordinary Income	Term Gains	Distributions	of Capital	Paid
2016	$14,254,222	$-	$14,254,222	$-	$14,254,222
2015	17,209,426	-	17,209,426	-	17,209,426

Global Equity Institutional		Net Long	Total Taxable	Tax Return	Total Distributions
Fund	Ordinary Income	Term Gains	Distributions	of Capital	Paid
2016	$141,663	$-	$141,663	$-	$141,663
2015	-	-	-	-	-

International Equity		Net Long	Total Taxable	Tax Return	Total Distributions
Institutional Fund	Ordinary Income	Term Gains	Distributions	of Capital	Paid
2016	$304,722	$-	$304,722	$-	$304,722
2015	-	-	-	-	-

For the period subsequent to October 31, 2015, through the fiscal year ended September 30, 2016, the following Funds incurred Post December ordinary losses and Post October specified losses which each Fund intends to treat as having been incurred in the following fiscal year:

Fund	Amount
Global Emerging Markets Equity Institutional Fund	$8,315,203
Global Equity Institutional Fund	-
International Equity Institutional Fund	-

25

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2017 (Unaudited)

As of the tax year ended September 30, 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed			Accumulated		Total
	Ordinary	Long Term	Accumulated	Distributions	Capital and	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Payable	Other Losses	Appreciation	Earnings
Global Emerging Markets
Equity Institutional Fund	$-	$-	$-	$-	$(150,273,711)	$960,035	$(149,313,676)
Global Equity Institutional
Fund	370,536	-	370,536	-	(119,555)	2,248,801	2,499,782
International Equity
Institutional Fund	299,345	-	299,345	-	(1,099,758)	1,887,421	1,087,008

As of the tax year ended September 30, 2016, capital losses incurred by the Funds are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 are as follows:

	Short-Term	Long-Term
	Capital Loss	Capital Loss
Fund	Carry-Forward	Carry-Forward
Global Emerging Markets Equity Institutional Fund*	$70,127,388	$71,831,119
Global Equity Institutional Fund	119,555	-
International Equity Institutional Fund	1,099,758	-

* A significant portion of the capital loss carryover is subject to limitations under Section 382 of the Internal Revenue Service Code, and is available to the extent by the tax law to offset future net capital gain, if any.

E. Concentration by Ownership

A significant portion of the Funds’ shares may be held in a limited number of shareholder accounts, including in certain omnibus or institutional accounts which typically hold shares for the benefit of other underlying investors. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by a Fund, this could have a disruptive impact on the efficient implementation of the Funds’ investment strategy.

26

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

ADDITIONAL INFORMATION

March 31, 2017 (Unaudited)

A. Summary of Fund Holdings

Vontobel Global Emerging Markets Equity Institutional Fund

Market Exposure
% of Net
Equity Securities	Assets
Aerospace/Defense	0.5%
Agriculture	8.2
Banks	13.4
Beverages	13.8
Commercial Services	3.5
Computers	2.0
Cosmetics/Personal Care	5.6
Diversified Financial Services	5.0
Electric	2.8
Engineering & Construction	1.5
Healthcare-Services	0.9
Holding Companies-Diversified	1.1
Household Products/Wares	1.2
Insurance	3.4
Internet	9.4
Lodging	2.8
Media	1.9
Mining	2.5
Pharmaceuticals	1.0
REITS	1.4
Retail	7.0
Semiconductors	4.0
Software	2.7
Telecommunications	2.5
Total	98.1%

5 Largest Equity Positions
% of Net
Issuer	Assets
HDFC Bank Ltd.	6.0%
Alibaba Group Holding Ltd. - ADR	5.0
Housing Development Finance Corp. Ltd.	4.7
Tencent Holdings Ltd.	4.4
Ambev S.A. - ADR	4.3
Total	24.4%

27

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

ADDITIONAL INFORMATION

March 31, 2017 (Unaudited)

Vontobel Global Equity Institutional Fund

Market Exposure
% of Net
Equity Securities	Assets
Agriculture	11.1%
Apparel	2.5
Banks	8.5
Beverages	6.6
Building Materials	0.9
Commercial Services	3.8
Cosmetics/Personal Care	2.5
Diversified Financial Services	12.1
Entertainment	2.0
Food	2.7
Healthcare-Products	3.7
Healthcare-Services	2.6
Household Products/Wares	3.0
Insurance	3.0
Internet	15.4
Media	1.4
Pharmaceuticals	2.0
REITS	1.6
Retail	9.5
Software	2.6
Total	97.5%

5 Largest Equity Positions
% of Net
Issuer	Assets
British American Tobacco PLC	4.8%
Mastercard, Inc. - Class A	4.5
Visa, Inc. - Class A	4.5
Amazon.com, Inc.	3.9
Alphabet, Inc. - Class C	3.8
Total	21.5%

28

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

ADDITIONAL INFORMATION

March 31, 2017 (Unaudited)

Vontobel International Equity Institutional Fund

Market Exposure
% of Net
Equity Securities	Assets
Agriculture	8.7%
Apparel	2.2
Banks	6.8
Beverages	7.3
Biotechnology	1.0
Commercial Services	3.3
Computers	2.7
Cosmetics/Personal Care	6.9
Diversified Financial Services	7.9
Engineering & Construction	2.8
Entertainment	2.4
Food	4.0
Food Service	1.1
Healthcare-Products	2.3
Healthcare-Services	1.4
Household Products/Wares	3.9
Internet	7.1
Leisure Time	1.7
Media	2.0
Oil & Gas	1.6
Pharmaceuticals	5.1
Real Estate	1.3
REITS	1.0
Retail	4.4
Semiconductors	2.0
Software	3.4
Transportation	2.7
Total	97.0%

5 Largest Equity Positions
% of Net
Issuer	Assets
British American Tobacco PLC	5.1%
HDFC Bank Ltd. - ADR	4.5
Unilever N.V. - CVA	4.4
Mastercard, Inc. - Class A	4.0
Developm	3.9
Total	21.9%

29

ADVISERS INVESTMENT TRUST
VONTOBEL FUNDS
ADDITIONAL INFORMATION
March 31, 2017 (Unaudited)

B. Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at September 30, 2016 and held for the entire period through March 31, 2017.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Vontobel Global Emerging Markets Equity Institutional Fund
	Expense Ratio	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	*Expenses Paid 10/1/16-3/31/17
Actual	0.98%	$1,000.00	$1,002.10	$4.89
Hypothetical	0.98%	$1,000.00	$1,020.04	$4.94

Vontobel Global Equity Institutional Fund
	Expense Ratio	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	*Expenses Paid 10/1/16-3/31/17
Actual	0.90%	$1,000.00	$1,083.40	$4.67
Hypothetical	0.90%	$1,000.00	$1,020.44	$4.53

Vontobel International Equity Institutional Fund
	Expense Ratio	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	*Expenses Paid 10/1/16-3/31/17
Actual	0.95%	$1,000.00	$1,019.70	$4.78
Hypothetical	0.95%	$1,000.00	$1,020.31	$4.81

* Expenses are calculated using each Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (182), and divided by the number of days in the current year (365).

30

ADVISERS INVESTMENT TRUST
VONTOBEL FUNDS
ADDITIONAL INFORMATION
March 31, 2017 (Unaudited)

C. Board Approval of Investment Advisory Agreement

Section 15 of the Investment Company Act of 1940 (the “1940 Act”) requires that the Investment Advisory Agreement between Advisers Investment Trust (the “Trust”) and Vontobel Asset Management, Inc. (the “Adviser”) with respect to the Vontobel Global Emerging Markets Equity Institutional Fund (“Vontobel GEM Fund”), the Vontobel International Equity Institutional Fund (“Vontobel IE Fund”), and the Vontobel Global Equity Institutional Fund (“Vontobel GE Fund”) (collectively, the “Funds”) be approved and renewed, at least annually, by a majority the Board of Trustees (“Board”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, of the Funds or of the Adviser (“Independent Trustees”). It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Investment Advisory Agreement to determine whether the agreement is fair to the Funds and their shareholders. The Board considered and approved the Investment Advisory Agreement for the Funds at an in-person meeting held on March 8 and 9, 2017.

The Board requested, and the Adviser provided, information and data relating to: (i) the investment performance of the Funds (ii) the nature, extent and quality of the services provided by the Adviser to the Funds; (iii) the cost of the services provided and the profits realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; (v) whether the fee levels will reflect these economies of scale to the benefit of the Funds’ shareholders; (vi) the advisory fees paid by other comparable accounts advised by the Adviser or by a different investment adviser (the “Peer Group”); (vii) the Funds’ expense ratios and the expense ratios of funds in the Peer Group; and (viii) the effect of any fee waivers and expense reimbursements made by the Adviser and other service providers.

The Trustees reviewed the materials regarding the Funds supplied by the Adviser. The Board gave careful consideration to the nature, extent and quality of the services provided by the Adviser. The Board noted that there were no violations of the Adviser’s Code of Ethics and that details about the firm’s clients, business activities, etc. were provided in its Form ADV included in the Board materials. The Board also reviewed the Adviser’s Consolidated Statement of Financial Condition as of December 31, 2015, the Adviser’s investment philosophy and portfolio construction process, services provided to other mutual funds and private funds with a similar investment strategy to the Funds, key risks associated with the Funds and ways in which those risks are mitigated, the Adviser’s policies regarding the selection of broker-dealers for portfolio transactions, and the Adviser’s compliance program. The Board noted that the Adviser has not been a party to any litigation or regulatory issues during the last 36 months, other than the litigation described in the Board materials. The Board also reviewed the Adviser’s errors and omissions insurance coverage, business continuity plan, and privacy and information security policies and procedures. Taking into account the materials and services described above, the Board expressed satisfaction with the quality of the services received from the Adviser.

The Board reviewed the Funds’ performance from inception through December 31, 2016, comparing the performance of the Vontobel GEM Fund to that of the Morningstar US OE Diversified Emerging Markets category, the Vontobel IE Fund to that of the Morningstar US OE Foreign Large Growth category and the Vontobel GE Fund to that of the Morningstar US OE World Stock category. The trustees also reviewed the performance of similar investment companies, pooled vehicles and separate accounts advised or sub-advised by the Adviser as compared to applicable benchmarks. The trustees noted that the Funds and similar investment companies and separate accounts advised or sub-advised by the Adviser, other than similar investment companies pursuing an emerging markets strategy, underperformed the benchmarks for the one-year period.

The Board reviewed the peer selection based on Morningstar’s Category list of mutual funds and the peer selection as further refined based on assets under management for each Fund. A representative from the Adviser noted that

31

ADVISERS INVESTMENT TRUST
VONTOBEL FUNDS
ADDITIONAL INFORMATION
March 31, 2017 (Unaudited)

with respect to investment style, the Funds do not have a true benchmark for performance. The investment approach is benchmark unconstrained and is focused on investing in high quality franchises with sustainable growth at sensible prices. The trustees noted that the Adviser provided the following benchmarks in their data for comparison purposes: Vontobel GEM Fund – MSCI Emerging Markets Index, Vontobel IE Fund: MSCI ACWI ex US, and Vontobel GE Fund – MSCI ACWI.

The Board also reviewed the advisory fee paid by each of the Funds and the total operating expenses of each of the Funds. The Board reviewed the investment advisory fees paid by the peer group and the Morningstar category for each of the Funds, noting that each of the Fund’s advisory fee was below the average for the peer group and the Morningstar category, as depicted in the Board Materials. The Board also reviewed the investment advisory fees paid to the Adviser by comparable mutual funds sub-advised by the Adviser and other comparable pooled vehicles and separate accounts managed by the Adviser, noting that the advisory fee for each of the Funds was less than the advisory fee paid to the Adviser by these other vehicles and accounts.

With respect to total operating expenses, under the expense caps, the Board noted that each Fund’s total annual operating expenses were below both the peer group average and the Morningstar category average. The Board noted the expense caps in place for the Vontobel GE Fund, the Vontobel IE Fund, and the Vontobel GEM Fund are at 65 basis points, 75 basis points, and 98 basis points, respectively. The Board also reviewed the average expense ratios of comparable mutual funds sub-advised by the Adviser and other comparable pooled vehicles managed by the Adviser, noting that the expense ratio for each of the Funds was below the average expense ratio for those vehicles. The Board discussed the fact that the Adviser is waiving a portion of its investment advisory fee and reimbursing the Funds pursuant to the terms of the Expense Limitation Agreement. After considering the comparative data as described above regarding the advisory fees and the operating expenses, the Board concluded that the advisory fee paid to the Adviser for each of the Funds is reasonable.

In reviewing the profits to be realized by the Adviser on a fund by fund basis, the Board reviewed the information supplied by the Adviser in the Board Materials. The Board noted that the Adviser has represented that it does not allocate overhead or fixed and compensation costs to individual accounts, funds, or strategies and the 2016 estimated profit of 39.4% for each of the Funds is based on the profitability of the overall asset management segment of the Vontobel Group, which is a strong indicator of the Adviser’s firm-level profitability. The trustees discussed whether the profit margin was reasonable and considered the large redemptions starting in March, 2016, which caused the firm to waive part of its advisory fee and reimburse the Funds under the terms of the Expense Limitation Agreement. The Board noted that the Adviser does expect to incur a loss on all three funds due to the loss of assets in 2016. A representative from the Adviser confirmed the Adviser has expressed its commitment to the Funds and that the firm will continue to subsidize the Funds.

With respect to economies of scale, the trustees considered the Funds’ marketing and distribution plans, capacity, and breakeven point. A representative from the Adviser confirmed that the Adviser considers breakeven once the Adviser earns its full advisory fee, without reimbursement, regardless of expense limitation and estimated expenses of the Funds. The Board noted that the Adviser indicated it does not intend to introduce breakpoints at this time as it believes that the Funds are each priced competitively versus other funds with similar strategies. However, the Board noted that as the Funds’ assets grow, the Adviser will revisit the potential for breakpoints.

Conclusions

In reaching its conclusions, with respect to each Fund discussed above, the Board did not identify any single controlling factor in deciding to approve the Investment Advisory Agreement. Rather, the Board noted that a combination of factors influenced its decision-making process. Based upon its review of the factors discussed above

32

ADVISERS INVESTMENT TRUST
VONTOBEL FUNDS
ADDITIONAL INFORMATION
March 31, 2017 (Unaudited)

and any other factors deemed relevant, the Board, including a majority of the Independent Trustees, determined that the Investment Advisory Agreement was fair and reasonable, that the Adviser’s fees are reasonable in light of the services provided to the Funds and the benefits received by the Adviser, and that approval of the Investment Advisory Agreement is in the best interests of the Funds and their shareholders.

D. Other Information

Investors may obtain a copy of the proxy voting policies and procedures by writing to the Trust in the name of the Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Trust at 866-252-5393 (toll free) or 312-630-6583. Information about how the Funds voted proxies relating to portfolio securities for each 12 month period ending June 30th is available without charge, upon request, by calling the Trust at 866-252-5393 (toll free) or 312-630-6583 and on the SEC’s website at http://www.sec.gov.

The Funds file a complete Schedule of Investments with the Commission for the first and third quarters of each fiscal year on Form N-Q and is available without charge on the Commission’s website at www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

33

Investment Adviser

Vontobel Asset Management, Inc.

1540 Broadway

38th Floor

New York, NY 10036

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered Public Accounting Firm

Ernst & Young LLP

1900 Scripps Center

312 Walnut Street

Cincinnati, Ohio 45202

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

BHIL Distributors, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

For Additional Information, call

866-252-5393 (toll free) or 312-630-6583

SEMI-ANNUAL REPORT

MARCH 31, 2017

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST JOHCM FUNDS TABLE OF CONTENTS March 31, 2017 (Unaudited)

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ADVISERS INVESTMENT TRUST JOHCM FUNDS SHAREHOLDER LETTER March 31, 2017 (Unaudited)

Dear Shareholder:

We are pleased to present the March 2017 Semi-Annual Report for the JOHCM Funds (the “Funds”), each a series of the Advisers Investment Trust. This report contains the results of operations during the six months ended March 31, 2017.

We appreciate the trust and confidence you have placed in us by choosing the Funds and the Investment Adviser, J O Hambro Capital Management Limited, and we look forward to continuing to serve your investing needs.

Sincerely,

Dina Tantra	Helen Vaughan
President and Trustee	Chief Operating Officer
Advisers Investment Trust	J O Hambro Capital Management Limited

1

ADVISERS INVESTMENT TRUST JOHCM ASIA EX-JAPAN EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.4%
China	22.0%
AAC Technologies Holdings, Inc.		1,079,175	$12,629,604
Anhui Conch Cement Co. Ltd. - Class H		1,944,633	6,605,972
Beijing Capital International Airport Co. Ltd. - Class H		10,064,106	12,043,516
China Life Insurance Co. Ltd. - Class H		2,564,000	7,868,674
Jiangxi Copper Co. Ltd. - Class H		1,623,000	2,526,964
PetroChina Co. Ltd. - Class H		3,110,000	2,277,025
Tencent Holdings Ltd.		862,200	24,718,286
Weibo Corp. - ADR(a)		217,299	11,338,662
			80,008,703
Hong Kong	13.6%
China Mobile Ltd.		1,732,500	18,960,191
CK Hutchison Holdings Ltd.		862,616	10,611,351
Sands China Ltd.		2,620,758	12,140,164
Sun Hung Kai Properties Ltd.		529,000	7,773,506
			49,485,212
India	20.0%
Amara Raja Batteries Ltd.		762,057	10,445,350
Asian Paints Ltd.		690,246	11,411,089
Bajaj Auto Ltd.		226,628	9,791,230
Emami Ltd.		607,087	9,950,767
GAIL India Ltd.		542,785	3,150,888
ICICI Bank Ltd. - ADR		731,185	6,288,191
Ramco Systems Ltd.(a)		601,795	3,561,559
Vedanta Ltd.		1,774,564	7,513,920
Zee Entertainment Enterprises Ltd.		1,323,662	10,916,874
			73,029,868
Indonesia	8.3%
AKR Corporindo Tbk PT		21,999,329	10,318,247
Gudang Garam Tbk PT		2,297,637	11,298,087
Indofood CBP Sukses Makmur Tbk PT		13,840,413	8,464,926
			30,081,260
Italy	0.5%
PRADA S.p.A.		458,400	1,925,852

South Korea	8.8%
Doosan Bobcat, Inc.		166,795	5,473,823
Hanssem Co. Ltd.		38,591	7,591,899
Hyosung Corp.		48,966	5,933,017
KT&G Corp.		88,542	7,719,615
POSCO		20,801	5,412,761
			32,131,115

See Notes to Financial Statements.

2

ADVISERS INVESTMENT TRUST JOHCM ASIA EX-JAPAN EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Taiwan	19.1%
Delta Electronics, Inc.		2,067,042	$11,070,094
Giant Manufacturing Co. Ltd.		392,402	2,321,370
King Slide Works Co. Ltd.		233,004	3,340,422
Largan Precision Co. Ltd.		131,000	20,637,060
Makalot Industrial Co. Ltd.		1,437,065	5,896,501
Nien Made Enterprise Co. Ltd.		917,601	8,558,329
PChome Online, Inc.		286,163	2,329,480
Taiwan Paiho Ltd.		1,931,762	6,621,183
Taiwan Semiconductor Manufacturing Co. Ltd.		1,419,000	8,838,790
			69,613,229
Thailand	3.1%
Thai Beverage PCL		16,847,230	11,321,011
TOTAL COMMON STOCKS (Cost $301,955,044)			347,596,250
TOTAL INVESTMENTS (Cost $301,955,044)	95.4%		347,596,250
NET OTHER ASSETS (LIABILITIES)	4.6%		16,764,330
NET ASSETS	100.0%		$364,360,580

(a) Non-income producing security.

Abbreviations:

ADR – American Depositary Receipt

At March 31, 2017 the industry sectors for the JOHCM Asia Ex-Japan Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	18.1%
Consumer Staples	13.4
Energy	0.6
Financials	3.9
Industrials	14.3
Information Technology	26.1
Materials	10.8
Real Estate	2.1
Telecommunication Services	5.2
Utilities	0.9
Total	95.4%

See Notes to Financial Statements.

3

ADVISERS INVESTMENT TRUST JOHCM ASIA EX-JAPAN EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2017 (Unaudited)

Market Exposure

Equity Securities	% of Net Assets
Internet	10.6%
Electrical Component & Equipments	5.9
Miscellaneous Manufacturing	5.7
Agriculture	5.2
Telecommunications	5.2
Building Materials	4.2
Electronics	3.5
Lodging	3.3
Leisure Time	3.3
Engineering & Construction	3.3
Chemicals	3.1
Beverages	3.1
Media	3.0
Holding Companies-Diversified	2.9
Distribution/Wholesale	2.8
Mining	2.8
Pharmaceuticals	2.7
Semiconductors	2.4
Food	2.3
Insurance	2.2
Apparel	2.2
Real Estate	2.1
Home Furnishings	2.1
Textiles	1.8
Banks	1.7
Metal Fabricate/Hardware	1.6
Machinery - Construction & Mining	1.5
Iron/Steel	1.5
Software	1.0
Computers	0.9
Gas	0.9
Oil & Gas	0.6
Total	95.4%
5 Largest Security Positions

Issuer	% of Net Assets
Tencent Holdings Ltd.	6.8%
Largan Precision Co. Ltd.	5.7
China Mobile Ltd.	5.2
AAC Technologies Holdings, Inc.	3.5
Sands China Ltd.	3.3
Total	24.5%

See Notes to Financial Statements.

4

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	92.2%
Brazil	2.5%
BRF S.A.(a)		108,507	$1,338,228
BRF S.A. - ADR(a)		238,486	2,921,453
			4,259,681
China	12.0%
Alibaba Group Holding Ltd. - ADR(a)		49,704	5,359,582
China Petroleum & Chemical Corp. - ADR		15,719	1,281,256
ENN Energy Holdings Ltd.		609,720	3,432,445
Hengan International Group Co. Ltd.		452,623	3,366,353
Lenovo Group Ltd.		2,516,655	1,658,016
PICC Property & Casualty Co. Ltd. - Class H		2,112,319	3,256,203
Tencent Holdings Ltd.		58,750	1,684,295
Xinyi Solar Holdings Ltd.		1,674,318	534,300
			20,572,450
Czech Republic	1.0%
Komercni Banka A.S.		45,126	1,674,636
Hong Kong	9.2%
China Mobile Ltd.		301,473	3,299,270
China Mobile Ltd. - ADR		58,251	3,217,203
China Overseas Land & Investment Ltd.		1,248,820	3,567,369
China Resources Land Ltd.		619,963	1,675,252
Haier Electronics Group Co. Ltd.		1,739,478	3,984,135
			15,743,229
India	14.1%
Apollo Tyres Ltd.		541,712	1,741,053
Axis Bank Ltd.		384,385	2,905,308
HDFC Bank Ltd. - ADR		17,099	1,286,187
ICICI Bank Ltd. - ADR		590,810	5,080,966
ITC Ltd.		413,755	1,786,025
Reliance Industries Ltd.		139,554	2,838,791
Reliance Industries Ltd. - GDR(b)		45,054	1,815,676
Tata Motors Ltd. - ADR		71,200	2,538,280
Yes Bank Ltd.		174,586	4,158,634
			24,150,920
Jersey	2.7%
Randgold Resources Ltd.		54,285	4,737,152
Poland	0.8%
Eurocash S.A.		166,361	1,338,624

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Russia	6.9%
Lenta Ltd. - REG - GDR(a)		184,982	$1,257,878
M.Video PJSC		125,856	839,525
Magnit PJSC - REG - GDR		33,347	1,273,855
MMC Norilsk Nickel PJSC - ADR		275,376	4,328,426
Sberbank of Russia PJSC - ADR		356,293	4,111,621
			11,811,305
South Africa	6.2%
Naspers Ltd. - Class N		61,742	10,653,702
South Korea	18.8%
Com2uS Corp.		17,984	1,947,476
Hyundai Motor Co.		7,040	991,505
LG Household & Health Care Ltd.		4,555	3,303,322
NAVER Corp.		3,325	2,542,140
Samsung Electronics Co. Ltd.		6,542	12,050,899
Samsung Electronics Co. Ltd. - GDR		3,713	3,406,678
SK Hynix, Inc.		128,655	5,809,780
Youngone Corp.		78,424	2,335,258
			32,387,058
Taiwan	18.0%
Cathay Financial Holding Co. Ltd.		2,850,970	4,575,833
Cleanaway Co. Ltd.		168,000	957,864
Fubon Financial Holding Co. Ltd.		1,184,060	1,931,646
Hon Hai Precision Industry Co. Ltd.		2,077,879	6,231,754
MediaTek, Inc.		160,670	1,138,471
Mega Financial Holding Co. Ltd.		2,191,988	1,769,917
Primax Electronics Ltd.		1,273,257	2,087,650
Shin Kong Financial Holding Co. Ltd.(a)		7,124,620	2,078,039
Taiwan Semiconductor Manufacturing Co. Ltd.		676,000	4,210,727
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		136,196	4,472,677
Yungtay Engineering Co. Ltd.		801,546	1,389,514
			30,844,092
TOTAL COMMON STOCKS (Cost $139,894,264)			158,172,849
EQUITY-LINKED SECURITIES	2.0%
India	2.0%
ITC Ltd., Issued by Merrill Lynch Intl. & Co., Maturity Date 5/22/18(b)		531,810	2,295,624
Reliance Industries Ltd., Issued by Merrill Lynch Intl. & Co., Maturity Date 5/29/18(a)(b)		61,132	1,243,540
			3,539,164
TOTAL EQUITY-LINKED SECURITIES (Cost $3,011,765)			3,539,164

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	1.4%
South Korea	1.4%
Hyundai Motor Co. - REG - GDR		1,001	$43,644
Hyundai Motor Co. Ltd.		26,482	2,351,482
			2,395,126
TOTAL PREFERRED STOCKS (Cost $2,755,690)			2,395,126
TOTAL INVESTMENTS (Cost $145,661,719)	95.6%		164,107,139
NET OTHER ASSETS (LIABILITIES)	4.4%		7,482,354
NET ASSETS	100.0%		$171,589,493

(a)	Non-income producing security.

(b)	Securities purchased in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:

ADR – American Depositary Receipt
GDR – Global Depository Receipt
REG – Registered

At March 31, 2017 the industry sectors for the JOHCM Emerging Markets Opportunities Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	14.8%
Consumer Staples	11.0
Energy	4.2
Financials	19.1
Industrials	1.4
Information Technology	31.0
Materials	5.3
Real Estate	3.0
Telecommunication Services	3.8
Utilities	2.0
Total	95.6%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

Market Exposure

Equity and Equity-Linked Securities	% of Net Assets
Semiconductors	18.1%
Banks	11.2
Internet	6.7
Media	6.2
Insurance	5.8
Mining	5.3
Oil & Gas	4.2
Food	4.0
Telecommunications	3.8
Electronics	3.6
Auto Manufacturers	3.4
Real Estate	3.0
Agriculture	2.4
Home Furnishings	2.3
Computers	2.2
Diversified Financial Services	2.2
Gas	2.0
Healthcare-Products	2.0
Cosmetics/Personal Care	1.9
Apparel	1.4
Retail	1.2
Auto Parts & Equipment	1.0
Machinery-Diversified	0.8
Environmental Control	0.6
Energy-Alternate Sources	0.3
Total	95.6%
5 Largest Security Positions
Issuer	% of Net Assets
Samsung Electronics Co. Ltd.	7.0%
Naspers Ltd. - Class N	6.2
Hon Hai Precision Industry Co. Ltd.	3.6
SK Hynix, Inc.	3.4
Alibaba Group Holding Ltd. - ADR	3.1
Total	23.3%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	83.0%
Argentina	1.0%
Pampa Energia S.A. - ADR(a)		678	$36,761
Telecom Argentina S.A. - ADR		1,383	30,689
			67,450
Brazil	4.5%
B2W Cia Digital(a)		6,035	23,808
Cosan Ltd. - Class A		10,652	90,968
EcoRodovias Infraestrutura e Logistica S.A.		12,825	37,034
Instituto Hermes Pardini S.A.(a)		5,836	37,283
Lojas Renner S.A.		7,200	63,937
Movida Participacoes S.A.(a)		14,415	38,356
			291,386
Canada	1.0%
Africa Oil Corp.(a)		19,414	32,555
Guyana Goldfields, Inc.(a)		5,499	29,731
			62,286
Chile	0.6%
Enel Chile S.A. - ADR		6,833	37,581
China	15.7%
BYD Electronic International Co. Ltd.		66,000	91,720
Changyou.com Ltd. - ADR(a)		2,492	69,876
Chaowei Power Holdings Ltd.		21,000	14,051
China BlueChemical Ltd. - Class H		186,000	59,834
China Lesso Group Holdings Ltd.		74,000	62,559
China Lodging Group Ltd. - ADR(a)		1,423	88,297
China National Building Material Co. Ltd. - Class H		114,000	73,345
Maanshan Iron & Steel Co. Ltd. - Class H(a)		214,000	77,102
Minth Group Ltd.		20,000	80,551
O-Net Technologies Group Ltd.(a)		100,861	85,657
Silergy Corp.		5,053	93,258
Sunac China Holdings Ltd.		67,000	86,902
Sunny Optical Technology Group Co. Ltd.		7,000	51,161
TAL Education Group - ADR(a)		457	48,702
Tarena International, Inc. - ADR		454	8,481
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. - Class H(b)		14,500	28,211
			1,019,707
Colombia	0.6%
Almacenes Exito S.A.		6,700	35,703
Cyprus	1.1%
Globaltrans Investment PLC - REG - GDR		9,834	70,805

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Czech Republic	1.0%
Moneta Money Bank A.S.(a)(b)		18,894	$64,000
France	0.8%
Vicat S.A.		744	52,829
Greece	0.9%
JUMBO S.A.		3,845	60,625
Hong Kong	5.9%
Kingboard Chemical Holdings Ltd.		19,000	70,167
Orient Overseas International Ltd.		7,500	40,050
Pacific Basin Shipping Ltd.(a)		231,000	49,044
SJM Holdings Ltd.		101,000	82,136
Texhong Textile Group Ltd.		45,303	60,509
Tongda Group Holdings Ltd.		223,725	78,879
			380,785
Hungary	1.0%
Richter Gedeon Nyrt.		2,841	64,521
Indonesia	2.7%
Adaro Energy Tbk PT		285,426	37,484
Bank Tabungan Negara Persero Tbk PT		422,139	71,911
Link Net Tbk PT		164,700	67,052
			176,447
Israel	0.4%
Ceragon Networks Ltd.(a)		8,702	28,456
Malaysia	1.3%
Gamuda Bhd.		26,200	30,667
Sapura Energy Bhd.(a)		137,700	56,629
			87,296
Mexico	1.7%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR(a)		1,403	19,558

Grupo Lala S.A.B. de C.V.		26,878	48,768
Mexichem S.A.B. de C.V.		16,646	45,371
			113,697
Poland	5.7%
Alior Bank S.A.(a)		3,647	65,736
Bank Handlowy w Warszawie S.A.		491	9,496
Bank Millennium S.A.(a)		46,171	75,095
CCC S.A.		1,100	66,016
Energa S.A.		21,979	58,914
Grupa Lotos S.A.(a)		4,939	68,038
PKP Cargo S.A.(a)		1,591	26,077
			369,372

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Portugal	0.3%
Mota-Engil SGPS S.A.		9,136	$18,459
Russia	0.3%
Yandex N.V. - Class A(a)		910	19,956
South Africa	1.2%
Exxaro Resources Ltd.		2,542	22,337
Grindrod Ltd.(a)		26,149	27,871
Nampak Ltd.(a)		21,604	27,407
			77,615
South Korea	11.9%
Advanced Process Systems Corp.(a)		1,780	44,329
BGF retail Co. Ltd.		360	33,801
Cheil Worldwide, Inc.		3,035	51,565
Doosan Bobcat, Inc.		2,114	69,377
E-MART, Inc.		365	67,073
Jusung Engineering Co. Ltd.(a)		8,443	73,385
Kolon Industries, Inc.		679	42,988
Mando Corp.		393	91,195
Seoul Semiconductor Co. Ltd.		1,636	25,455
SFA Engineering Corp.		648	41,952
SIMMTECH Co. Ltd.		3,986	36,356
SK Materials Co. Ltd.		443	64,372
SKC Co. Ltd.		1,555	42,827

SKCKOLONPI, Inc.		2,472	33,931
Vieworks Co. Ltd.		985	56,812
			775,418
Switzerland	0.5%
Luxoft Holding, Inc.(a)		471	29,461

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Taiwan	16.1%
Chroma ATE, Inc.		26,000	$78,748
CTCI Corp.		34,000	59,389
E Ink Holdings, Inc.		79,000	68,605
Egis Technology, Inc.(a)		11,000	89,182
Favite, Inc.(a)		28,000	13,381
General Interface Solution Holding Ltd.		16,000	76,724
Global PMX Co. Ltd.		14,000	58,136
Gourmet Master Co. Ltd.		8,400	79,453
Hiwin Technologies Corp.		11,000	69,062
Innolux Corp.		112,000	46,324
King’s Town Bank Co. Ltd.		65,000	64,588
Macauto Industrial Co. Ltd.		6,000	34,209
Mercuries Life Insurance Co. Ltd.(a)		92,000	50,332
Merry Electronics Co. Ltd.		14,000	75,208
Powertech Technology, Inc.		26,000	75,663
Silicon Motion Technology Corp. - ADR		522	24,403
TYC Brother Industrial Co. Ltd.		42,000	45,817
Wistron NeWeb Corp.		14,000	39,357
			1,048,581
Thailand	2.1%
Kiatnakin Bank PCL - REG		42,100	85,149
Taokaenoi Food & Marketing PCL - REG		63,600	49,048
			134,197
Turkey	2.2%
BIM Birlesik Magazalar A.S.		5,251	80,764
Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut A.S.		14,663	23,480
Yazicilar Holding A.S. - Class A		6,733	37,459
			141,703
United Arab Emirates	0.5%
NMC Health PLC		1,494	33,113
United Kingdom	1.1%
Liberty Global PLC LiLAC - Class C(a)		2,230	51,379
Tullow Oil PLC(a)		7,565	22,179
			73,558
United States	0.9%
Tahoe Resources, Inc.		3,352	26,917
Universal Display Corp.		374	32,201
			59,118
TOTAL COMMON STOCKS (Cost $4,648,836)			5,394,125

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
EQUITY-LINKED SECURITIES	15.0%
China	0.9%
Huangshan Tourism Development Co. Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 11/6/20(b)		23,361	$58,642
India	14.1%
Adani Transmission Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/24/20(a)(b)		85,494	84,460
Bharat Financial Inclusion Ltd., Issued by Merrill Lynch Intl. & Co., Maturity Date 11/5/18(a)(b)		6,855	85,340
Biocon Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 4/22/21(a)(b)		6,069	105,828
Jain Irrigation Systems Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 10/5/21(b)		51,141	73,914
Jamna Auto Industries Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/17/21(b)		20,243	66,292
KEC International Ltd., Issued by Deutshce Bank A.G. London, Maturity Date 5/21/18(a)(b)		10,884	34,964
LIC Housing Finance Ltd., Issued by Merrill Lynch Intl. & Co., Maturity Date 3/28/19(b)		2,737	26,068
LIC Housing Finance Ltd., Issued by Merrill Lynch Intl. & Co., Maturity Date 9/15/21(b)		4,567	43,497
PVR Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/19/20(b)		3,991	87,967
Rural Electrification Corp. Ltd., Issued by Merrill Lynch Intl. & Co., Maturity Date 9/29/21(b)		44,733	124,689
V.I.P. Industries Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 12/17/19(b)		27,705	84,435
Voltas Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 5/28/20(b)		15,243	96,737
			914,191
TOTAL EQUITY-LINKED SECURITIES (Cost $802,896)			972,833
PREFERRED STOCKS	0.8%
Brazil	0.8%
Suzano Papel e Celulose S.A. - Class A		12,845	54,406
TOTAL PREFERRED STOCKS (Cost $47,535)			54,406

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
RIGHTS	0.0%
Brazil	0.0%
B2W Cia Digital(a)		1,938	$929
TOTAL RIGHTS (Cost $ — )			929
TOTAL INVESTMENTS (Cost $5,499,267)	98.8%		6,422,293
NET OTHER ASSETS (LIABILITIES)	1.2%		79,546
NET ASSETS	100.0%		$6,501,839

(a)	Non-income producing security.

(b)	Securities purchased in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:

ADR – American Depositary Receipt
GDR – Global Depository Receipt
REG – Registered

At March 31, 2017 the industry sectors for the JOHCM Emerging Markets Small Mid Cap Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	20.1%
Consumer Staples	4.8
Energy	5.1
Financials	11.8
Health Care	4.9
Industrials	13.3
Information Technology	22.9
Materials	9.7
Real Estate	1.3
Telecommunication Services	1.5
Utilities	3.4
Total	98.8%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

Market Exposure
Equity and Equity-Linked Securities	% of Net Assets
Electronics	6.9%
Retail	6.3
Miscellaneous Manufacturing	5.9
Auto Parts & Equipment	5.8
Banks	5.7
Diversified Financial Services	5.3
Telecommunications	4.7
Food	4.1
Semiconductors	4.0
Electric	3.9
Chemicals	3.9
Lodging	3.5
Transportation	3.3
Engineering & Construction	3.2
Building Materials	2.9
Oil & Gas	2.8
Computers	2.3
Commercial Services	2.0
Internet	1.7
Biotechnology	1.6
Healthcare-Services	1.4
Entertainment	1.4
Real Estate	1.3
Iron/Steel	1.2
Software	1.1
Machinery-Construction & Mining	1.1
Home Furnishings	1.1
Pharmaceuticals	1.0
Apparel	0.9
Coal	0.9
Healthcare-Products	0.9
Mining	0.9
Forest Products & Paper	0.8
Advertising	0.8
Media	0.8
Insurance	0.8
Electrical Component & Equipments	0.7
Machinery-Diversified	0.6
Holding Companies-Diversified	0.6
Packaging & Containers	0.4
Airlines	0.3
Total	98.8%

5 Largest Security Positions
Issuer	% of Net Assets
Rural Electrification Corp. Ltd., Issued by Merrill Lynch Intl. & Co., Maturity Date 9/29/21	1.9%
Biocon Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 4/22/21	1.6
Voltas Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 5/28/20	1.5
Silergy Corp.	1.4
BYD Electronic International Co. Ltd.	1.4
Total	7.8%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST JOHCM GLOBAL EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.4%
Australia	5.8%
BHP Billiton PLC		532,657	$8,235,296
Newcrest Mining Ltd.		566,358	9,636,174
South32 Ltd.		4,821,687	10,167,202
			28,038,672
Bermuda	2.1%
Lazard Ltd. - Class A		218,708	10,058,381
Brazil	2.0%
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros(a)		1,584,483	9,763,201
Canada	5.8%
Canadian Natural Resources Ltd.		279,532	9,152,027
First Quantum Minerals Ltd.		852,174	9,054,569
Teck Resources Ltd. - Class B		451,853	9,895,581
			28,102,177
China	4.0%
Alibaba Group Holding Ltd. - ADR(a)		90,182	9,724,325
Tencent Holdings Ltd.		329,221	9,438,389
			19,162,714
France	2.0%
TOTAL S.A.		194,851	9,856,016
Germany	8.1%
HeidelbergCement A.G.		97,502	9,128,368
Infineon Technologies A.G.		513,214	10,481,824
SAP S.E.		98,270	9,642,671
Siemens A.G. - REG		73,301	10,040,560
			39,293,423
Hong Kong	2.0%
Hong Kong Exchanges & Clearing Ltd.		377,877	9,510,743
Ireland	3.8%
Accenture PLC - Class A		76,622	9,185,445
CRH PLC		262,333	9,254,866
			18,440,311
Israel	1.9%
CyberArk Software Ltd.(a)		183,051	9,311,804
Japan	11.7%
Kao Corp.		189,350	10,381,679
Mitsui & Co. Ltd.		651,745	9,439,853
Nippon Telegraph & Telephone Corp.		212,359	9,064,313
Nomura Holdings, Inc.		1,427,472	8,871,534
NTT DOCOMO, Inc.		404,026	9,408,402
Taiheiyo Cement Corp.		2,769,633	9,254,500
			56,420,281

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST JOHCM GLOBAL EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
South Korea	4.0%
NAVER Corp.		12,440	$9,511,044
POSCO		36,993	9,626,185
			19,137,229
United Kingdom	4.0%
IHS Markit Ltd.(a)		238,282	9,995,930
Rio Tinto PLC		231,798	9,321,021
			19,316,951
United States	39.2%
Alcoa Corp.		255,870	8,801,928
Alphabet, Inc. - Class C(a)		11,149	9,248,764
Arconic, Inc.		347,914	9,164,046
CBOE Holdings, Inc.		121,698	9,866,057
Citrix Systems, Inc.(a)		117,252	9,777,644
CME Group, Inc.		77,561	9,214,247
E*TRADE Financial Corp.(a)		275,593	9,615,440
Facebook, Inc. - Class A(a)		72,075	10,238,254
Freeport-McMoRan, Inc.(a)		759,944	10,152,852
Hecla Mining Co.		1,499,429	7,931,979
Intercontinental Exchange, Inc.		158,696	9,501,130
Intuit, Inc.		78,009	9,048,264
Micron Technology, Inc.(a)		369,110	10,667,279
Microsoft Corp.		142,521	9,386,433
Nasdaq, Inc.		133,780	9,291,021
NextEra Energy, Inc.		74,594	9,575,632
Oracle Corp.		213,883	9,541,321
Raymond James Financial, Inc.		128,831	9,824,652
TD Ameritrade Holding Corp.		226,356	8,796,194
US Silica Holdings, Inc.		211,149	10,133,040
			189,776,177
TOTAL COMMON STOCKS (Cost $412,070,194)			466,188,080
TOTAL INVESTMENTS (Cost $412,070,194)	96.4%		466,188,080
NET OTHER ASSETS (LIABILITIES)	3.6%		17,272,029
NET ASSETS	100.0%		$483,460,109

(a) Non-income producing security.

Abbreviations:

ADR – American Depositary Receipt

REG – Registered

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST JOHCM GLOBAL EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2017 (Unaudited)

At March 31, 2017 the industry sectors for the JOHCM Global Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Staples	2.1%
Energy	6.0
Financials	21.6
Industrials	8.0
Information Technology	28.0
Materials	24.9
Telecommunication Services	3.8
Utilities	2.0
Total	96.4%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST JOHCM GLOBAL EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2017 (Unaudited)

Market Exposure
Equity Securities	% of Net Assets
Diversified Financial Services	21.6%
Mining	19.3
Software	11.7
Internet	10.0
Building Materials	5.7
Semiconductors	4.4
Oil & Gas	3.9
Telecommunications	3.8
Cosmetics/Personal Care	2.1
Miscellaneous Manufacturing	2.1
Commercial Services	2.1
Iron/Steel	2.0
Electric	2.0
Distribution/Wholesale	1.9
Computers	1.9
Aerospace/Defense	1.9
Total	96.4%
5 Largest Security Positions
Issuer	% of Net Assets
Micron Technology, Inc.	2.2%
Infineon Technologies A.G.	2.2
Kao Corp.	2.1
Facebook, Inc. - Class A	2.1
South32 Ltd.	2.1
Total	10.7%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST JOHCM INTERNATIONAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS March 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	80.1%
Finland	2.1%
Wartsila OYJ Abp		784	$41,944
France	6.4%
Safran S.A.		983	73,438
Sanofi		609	54,976
			128,414
Germany	2.5%
SAP S.E.		509	49,945
Hong Kong	2.2%
China Mobile Ltd.		4,074	44,585
Italy	4.2%
Enel S.p.A.		17,759	83,625
Japan	21.6%
Ain Holdings, Inc.		1,081	72,921
Inpex Corp.		5,597	55,025
Japan Tobacco, Inc.		2,365	76,858
Mandom Corp.		1,100	51,576
Nippon Telegraph & Telephone Corp.		1,300	55,489
Qol Co. Ltd.		4,200	62,059
Sugi Holdings Co. Ltd.		1,303	59,807
			433,735
Netherlands	4.3%
Wolters Kluwer N.V.		2,073	86,170
Portugal	3.2%
Galp Energia SGPS S.A.		4,252	64,525
Switzerland	8.5%
Burckhardt Compression Holding A.G.		182	49,286
Swisscom A.G. - REG		108	49,825
Wolseley PLC		1,125	70,758
			169,869
United Kingdom	25.1%
Capita PLC		8,224	58,165
Compass Group PLC		3,290	62,078
Experian PLC		2,780	56,704
National Grid PLC		7,256	92,138
RELX N.V.		3,337	61,800
Smith & Nephew PLC		3,420	52,103

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST JOHCM INTERNATIONAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS March 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Travis Perkins PLC		1,588	$30,123
Ultra Electronics Holdings PLC		1,963	50,960
Unilever N.V. - CVA		800	39,745
			503,816
TOTAL COMMON STOCKS (Cost $1,588,187)			1,606,628
TOTAL INVESTMENTS (Cost $1,588,187)	80.1%		1,606,628
NET OTHER ASSETS (LIABILITIES)	19.9%		399,787
NET ASSETS	100.0%		$2,006,415

Abbreviations:

REG – Registered

At March 31, 2017 the industry sectors for the JOHCM International Opportunities Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	3.1%
Consumer Staples	18.1
Energy	5.9
Health Care	5.3
Industrials	28.9
Information Technology	2.5
Telecommunication Services	7.5
Utilities	8.8
Total	80.1%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST JOHCM INTERNATIONAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS March 31, 2017 (Unaudited)

Market Exposure
Equity Securities	% of Net Assets
Commercial Services	8.8%
Telecommunications	7.5
Aerospace/Defense	6.2
Retail	6.1
Oil & Gas	6.0
Distribution/Wholesale	5.0
Gas	4.6
Cosmetics/Personal Care	4.5
Media	4.3
Electric	4.2
Agriculture	3.8
Healthcare-Services	3.6
Food Service	3.1
Pharmaceuticals	2.7
Healthcare-Products	2.6
Software	2.5
Machinery-Diversified	2.5
Miscellaneous Manufacturing	2.1
Total	80.1%
5 Largest Security Positions
Issuer	% of Net Assets
National Grid PLC	4.6%
Wolters Kluwer N.V.	4.3
Enel S.p.A.	4.2
Japan Tobacco, Inc.	3.8
Safran S.A.	3.7
Total	20.6%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	90.3%
Australia	5.8%
BHP Billiton Ltd.		4,979,030	$91,447,654
Newcrest Mining Ltd.		5,881,573	100,070,730
South32 Ltd.		47,094,438	99,305,216
			290,823,600
Canada	5.9%
First Quantum Minerals Ltd.		8,749,796	92,968,844
Pan American Silver Corp.		5,825,132	102,056,313
Teck Resources Ltd. - Class B		4,658,197	101,861,389
			296,886,546
China	3.9%
Alibaba Group Holding Ltd. - ADR(a)		933,736	100,684,753
Tencent Holdings Ltd.		3,394,417	97,314,046
			197,998,799
Denmark	4.2%
DONG Energy A/S(b)		2,760,172	106,431,434
Vestas Wind Systems A/S		1,286,759	104,622,054
			211,053,488
France	6.1%
Cie de Saint-Gobain		2,017,717	103,610,611
L’Oreal S.A.		526,697	101,222,747
TOTAL S.A.		2,017,900	102,070,067
			306,903,425
Germany	10.1%
Deutsche Boerse A.G.(a)		1,083,265	99,279,924
Henkel A.G. & Co. KGaA		891,973	99,104,640
Infineon Technologies A.G.		5,356,456	109,399,647
SAP S.E.		1,040,692	102,117,136
Siemens A.G. - REG		729,305	99,898,098
			509,799,445
Hong Kong	1.9%
Hong Kong Exchanges and Clearing Ltd.		3,884,723	97,774,152
Ireland	1.9%
Accenture PLC - Class A		808,433	96,914,948
Israel	2.0%
Check Point Software Technologies Ltd. (a)		967,447	99,318,109

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Japan	26.9%
CyberAgent, Inc.		3,256,958	$96,395,191
Japan Exchange Group, Inc.		6,980,645	99,383,116
Kao Corp.		1,886,550	103,435,742
KDDI Corp.		3,750,359	98,433,028
Mitsubishi Corp.		4,360,842	94,224,427
Mitsubishi UFJ Financial Group, Inc.		14,576,576	91,612,595
Mitsui & Co. Ltd.		6,339,095	91,815,240
Nippon Steel & Sumitomo Metal Corp.		4,257,747	98,096,839
Nippon Telegraph & Telephone Corp.		2,307,147	98,478,061
Nomura Holdings, Inc.		14,310,251	88,936,160
NTT DOCOMO, Inc.		4,161,105	96,898,093
ORIX Corp.		6,089,272	90,111,161
Recruit Holdings Co. Ltd.		2,035,216	103,835,686
Sekisui House Ltd.		6,142,131	101,017,173
			1,352,672,512
Netherlands	3.9%
Koninklijke DSM N.V.		1,488,952	100,721,331
Royal Dutch Shell PLC - Class B		3,568,053	97,656,185
			198,377,516
Norway	1.9%
Norsk Hydro ASA		16,264,208	94,446,136
Spain	4.2%
Amadeus IT Group S.A.		2,085,299	105,801,832
Gamesa Corp. Tecnologica S.A.		4,361,223	103,193,618
			208,995,450
Sweden	1.9%
Boliden AB		3,204,271	95,477,488
Switzerland	5.9%
Actelion Ltd.(a)		362,784	102,209,000
Adecco Group A.G. - REG		1,363,590	96,859,610
LafargeHolcim Ltd. - REG (a)		1,695,294	100,196,081
			299,264,691
United Kingdom	3.8%
BP PLC		17,173,945	98,452,111
Rio Tinto PLC		2,342,513	94,196,724
			192,648,835
TOTAL COMMON STOCKS (Cost $4,022,321,713)			4,549,355,140
PREFERRED STOCKS	1.9%
Brazil	1.9%
Telefonica Brasil S.A.		6,604,774	98,630,673
TOTAL PREFERRED STOCKS (Cost $97,364,966)			98,630,673

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
TOTAL INVESTMENTS (Cost $4,119,686,679)	92.2%		$4,647,985,813
NET OTHER ASSETS (LIABILITIES)	7.8%		390,567,315
NET ASSETS	100.0%		$5,038,553,128

(a)	Non-income producing security.

(b)	Securities purchased in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:

ADR – American Depositary Receipt

REG – Registered

At March 31, 2017 the industry sectors for the JOHCM International Select Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	3.9%
Consumer Staples	6.0
Energy	5.9
Financials	11.3
Health Care	2.0
Industrials	15.9
Information Technology	14.1
Materials	23.2
Telecommunication Services	7.8
Utilities	2.1
Total	92.2%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

Market Exposure
Equity Securities	% of Net Assets
Mining	17.3%
Diversified Financial Services	9.4
Telecommunications	7.8
Oil & Gas	5.9
Internet	5.8
Software	4.1
Cosmetics/Personal Care	4.1
Building Materials	4.0
Commercial Services	4.0
Computers	3.9
Distribution/Wholesale	3.7
Semiconductors	2.2
Electric	2.1
Energy-Alternate Sources	2.1
Electrical Components & Equipments	2.1
Pharmaceuticals	2.0
Home Builders	2.0
Chemicals	2.0
Miscellaneous Manufacturing	2.0
Household Products/Wares	2.0
Iron/Steel	1.9
Banks	1.8
Total	92.2%
5 Largest Security Positions
Issuer	% of Net Assets
Infineon Technologies A.G.	2.2%
DONG Energy A/S	2.1
Amadeus IT Group S.A.	2.1
Vestas Wind Systems A/S	2.1
Recruit Holdings Co. Ltd.	2.1
Total	10.6%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.6%
Australia	1.5%
GWA Group Ltd.		1,147,928	$2,543,349
Austria	0.8%
Semperit A.G. Holding		51,462	1,429,587
Belgium	0.2%
Sioen Industries N.V.		8,735	259,241
Canada	4.3%
Heroux-Devtek, Inc.(a)		264,564	2,311,714
Laurentian Bank of Canada		54,694	2,408,864
ShawCor Ltd.		89,456	2,618,733
			7,339,311
China	4.1%
Dalian Refrigeration Co. Ltd. - Class B		2,503,179	1,955,131
Greatview Aseptic Packaging Co. Ltd.		5,022,000	2,513,746
Yestar Healthcare Holdings Co. Ltd.		4,850,000	2,515,023
			6,983,900
Denmark	1.5%
Royal Unibrew A/S		61,271	2,580,488
Finland	2.7%
Teleste OYJ		235,326	2,186,609
Vaisala OYJ - Class A		66,271	2,475,840
			4,662,449
France	2.8%
Coface S.A.		324,878	2,443,388
Virbac S.A.(a)		15,398	2,410,602
			4,853,990
Germany	6.0%
Carl Zeiss Meditec A.G. - Bearer		62,490	2,665,240
Drillisch A.G.		51,971	2,644,615
Gerresheimer A.G.		31,852	2,522,654
KWS Saat S.E.		8,063	2,502,638
			10,335,147
Hong Kong	9.4%
Mandarin Oriental International Ltd.		1,793,950	2,332,135
Pico Far East Holdings Ltd.		6,152,000	2,477,740
Sitoy Group Holdings Ltd.		8,623,000	1,786,403
SmarTone Telecommunications Holdings Ltd.		1,687,000	2,175,094
Vinda International Holdings Ltd.		1,163,000	2,229,775
Vitasoy International Holdings Ltd.		1,425,000	2,831,114
Wasion Group Holdings Ltd.		4,203,000	2,211,963
			16,044,224

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2017 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Ireland	1.6%
Grafton Group PLC		297,203	$2,662,414
Italy	1.7%
Banca IFIS S.p.A.		73,683	2,824,279
Japan	15.9%
Ariake Japan Co. Ltd.		39,000	2,455,672
CKD Corp.		168,100	2,125,975
Daiseki Co. Ltd.		116,700	2,379,493
EPS Holdings, Inc.		182,300	2,561,010
Fujitec Co. Ltd.		181,100	1,987,822
GMO internet, Inc.		178,000	2,104,087
Kintetsu World Express, Inc.		158,500	2,394,655
Lintec Corp.		81,700	1,741,436
Mani, Inc.		88,400	2,081,168
Optex Co. Ltd.		82,900	2,259,961
SHO-BOND Holdings Co. Ltd.		59,500	2,616,119
Transcosmos, Inc.		102,300	2,403,816
			27,111,214
Malaysia	0.7%
Coastal Contracts Bhd.		3,940,200	1,175,249
Mexico	1.5%
Genomma Lab Internacional S.A.B. de C.V. - Series B(a)		2,145,335	2,561,030
Netherlands	4.1%
Corbion N.V.		89,530	2,449,369
KAS Bank N.V. - CVA		195,724	2,035,366
Sligro Food Group N.V.		65,360	2,461,330
			6,946,065
Norway	1.5%
Borregaard ASA		229,755	2,575,519
South Korea	4.7%
Choong Ang Vaccine Laboratory		111,103	1,847,908
ISC Co. Ltd.		109,733	2,104,768
SK Bioland Co. Ltd.		131,205	1,947,602
SK Materials Co. Ltd.		15,100	2,194,179
			8,094,457
Sweden	8.4%
Avanza Bank Holding AB		61,279	2,303,951
BioGaia AB - Class B		72,985	2,720,449
Cloetta AB - Class B		648,502	2,561,976
IAR Systems Group AB		113,026	2,522,719
Kabe Husvagnar AB - Class B		96,588	2,188,163
Mekonomen AB		107,064	2,108,864
			14,406,122

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2017 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Switzerland	4.1%
Burckhardt Compression Holding A.G.		8,581	$2,323,762
LEM Holding S.A. - REG		2,596	2,420,670
Valiant Holding A.G. - REG		21,167	2,252,685
			6,997,117
Taiwan	4.3%
Merida Industry Co. Ltd.		450,000	2,380,325
Paiho Shih Holdings Corp.		1,864,000	2,411,205
Sinmag Equipment Corp.		558,853	2,560,124
			7,351,654
Thailand	1.4%
Vanachai Group PCL - REG		6,036,200	2,424,141
United Kingdom	12.4%
A.G. Barr PLC		318,527	2,310,688
BBA Aviation PLC		616,303	2,351,246
Bloomsbury Publishing PLC		883,238	1,980,830
Dart Group PLC		340,795	2,203,227
Genus PLC		110,509	2,388,378
Gooch & Housego PLC		161,291	2,533,092
Porvair PLC		412,326	2,686,337
Stallergenes Greer PLC(a)		68,016	2,314,647
SThree PLC		619,921	2,444,660
			21,213,105
TOTAL COMMON STOCKS (Cost $155,126,544)			163,374,052
PREFERRED STOCKS	2.4%
Brazil	0.9%
Alpargatas S.A.(a)		406,960	1,598,929
Germany	1.5%
Draegerwerk A.G. & Co. KGaA		24,434	2,512,260
TOTAL PREFERRED STOCKS (Cost $3,502,084)			4,111,189

TOTAL INVESTMENTS (Cost $158,628,628)	98.0%		167,485,241
NET OTHER ASSETS (LIABILITIES)	2.0%		3,371,493
NET ASSETS	100.0%		$170,856,734

(a) Non-income producing security.

Abbreviations:

REG – Registered

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2017 (Unaudited)

At March 31, 2017 the industry sectors for the JOHCM International Small Cap Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	11.4%
Consumer Staples	12.8
Energy	1.5
Financials	8.4
Health Care	17.0
Industrials	23.8
Information Technology	13.6
Materials	6.7
Telecommunication Services	2.8
Total	98.0%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2017 (Unaudited)

Market Exposure
% of
Equity Securities	Net Assets
Pharmaceuticals	6.9%
Miscellaneous Manufacturing	6.5
Food	5.8
Healthcare-Products	5.7
Telecommunications	5.6
Electronics	5.5
Machinery-Diversified	5.2
Beverages	4.5
Diversified Financial Services	4.2
Chemicals	4.0
Apparel	3.4
Packaging & Containers	2.9
Engineering & Construction	2.9
Commercial Services	2.9
Banks	2.7
Internet	2.7
Building Materials	2.6
Retail	1.6
Oil & Gas Services	1.5
Healthcare-Services	1.5
Insurance	1.4
Software	1.4
Transportation	1.4
Agriculture	1.4
Leisure Time	1.4
Environmental Control	1.4
Lodging	1.4
Aerospace/Defense	1.4
Cosmetics/Personal Care	1.3
Airlines	1.3
Auto Parts & Equipment	1.2
Semiconductors	1.2
Media	1.2
Biotechnology	1.1
Shipbuilding	0.7
Textiles	0.2
Total	98.0%
5 Largest Security Positions
% of
Issuer	Net Assets
Vitasoy International Holdings Ltd.	1.7%
Banca IFIS S.p.A.	1.7
BioGaia AB - Class B	1.6
Porvair PLC	1.6
Carl Zeiss Meditec A.G. - Bearer	1.6
Total	8.2%

See Notes to Financial Statements.

31

ADVISERS INVESTMENT TRUST
JOHCM US SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2017 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	98.2%
Ireland	3.0%
Allegion PLC		1,364	$103,255
Jazz Pharmaceuticals PLC (a)		578	83,885
			187,140
Netherlands	2.2%
Wright Medical Group N.V. (a)		4,400	136,928
United States	93.0%
Alaska Air Group, Inc.		1,137	104,854
Allscripts Healthcare Solutions, Inc.(a)		9,254	117,341
Bank of the Ozarks, Inc.		3,234	168,200
Benefitfocus, Inc.(a)		2,737	76,499
BioMarin Pharmaceutical, Inc.(a)		739	64,869
Booz Allen Hamilton Holding Corp.		4,153	146,975
Cavium, Inc.(a)		2,446	175,280
Centene Corp.(a)		2,419	172,378
Cogent Communications Holdings, Inc.		4,493	193,424
CommScope Holding Co., Inc.(a)		4,269	178,060
CONMED Corp.		2,543	112,935
CoStar Group, Inc.(a)		398	82,474
First American Financial Corp.		3,808	149,578
First Republic Bank		2,159	202,536
FMC Corp.		1,675	116,563
Fortinet, Inc.(a)		2,651	101,666
Great Western Bancorp, Inc.		2,546	107,976
Hasbro, Inc.		1,504	150,129
HD Supply Holdings, Inc.(a)		3,253	133,780
Helmerich & Payne, Inc.		1,733	115,366
HubSpot, Inc.(a)		2,008	121,584
Investment Technology Group, Inc.		4,360	88,290
Jacobs Engineering Group, Inc.		2,091	115,591
Jones Lang LaSalle, Inc.		1,114	124,155
Lennar Corp. - Class A		2,704	138,418
Martin Marietta Materials, Inc.		441	96,248
Masco Corp.		3,877	131,779
MGM Growth Properties LLC - Class A		4,371	118,236
Microsemi Corp.(a)		3,536	182,210
Mosaic (The) Co.		2,850	83,163
Newfield Exploration Co.(a)		2,231	82,346
Nordstrom, Inc.		1,997	93,000
Old Dominion Freight Line, Inc.		1,186	101,486
Pacira Pharmaceuticals, Inc.(a)		1,692	77,155
Pinnacle Foods, Inc.		2,858	165,392
Range Resources Corp.		2,273	66,144
Raymond James Financial, Inc.		2,157	164,493

See Notes to Financial Statements.

32

ADVISERS INVESTMENT TRUST
JOHCM US SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2017 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Regal Entertainment Group - Class A		4,355	$98,336
Sabre Corp.		5,980	126,716
SEI Investments Co.		2,006	101,183
Service Corp. International		4,373	135,038
ServiceMaster Global Holdings, Inc.(a)		4,241	177,062
Snyder’s-Lance, Inc.		3,603	145,237
SVB Financial Group(a)		522	97,139
Terex Corp.		4,377	137,438
WellCare Health Plans, Inc.(a)		518	72,629
Woodward, Inc.		1,469	99,774
			5,811,125
TOTAL COMMON STOCKS (Cost $5,279,397)			6,135,193
TOTAL INVESTMENTS (Cost $5,279,397)	98.2%		6,135,193
NET OTHER ASSETS (LIABILITIES)	1.8%		110,277
NET ASSETS	100.0%		$6,245,470

(a) Non-income producing security.

At March 31, 2017 the industry sectors for the JOHCM US Small Mid Cap Equity Fund were:

% of
Sector Allocation	Net Assets
Consumer Discretionary	12.7%
Consumer Staples	5.0
Energy	4.2
Financials	17.3
Health Care	13.4
Industrials	14.8
Information Technology	19.1
Materials	4.7
Real Estate	3.9
Telecommunication Services	3.1
Total	98.2%

See Notes to Financial Statements.

33

ADVISERS INVESTMENT TRUST
JOHCM US SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2017 (Unaudited)

Market Exposure
% of
Equity Securities	Net Assets
Commercial Services	10.7%
Banks	9.2
Semiconductors	5.7
Diversified Financial Services	5.7
Software	5.1
Food	5.0
Oil & Gas	4.2
Healthcare-Products	4.0
Healthcare-Services	3.9
Building Materials	3.7
Electronics	3.2
Chemicals	3.2
Internet	3.1
Telecommunications	2.9
Pharmaceuticals	2.6
Toys/Games/Hobbies	2.4
Insurance	2.4
Home Builders	2.2
Machinery-Construction & Mining	2.2
Distribution/Wholesale	2.1
Real Estate	2.0
REITS	1.9
Engineering & Construction	1.8
Airlines	1.7
Computers	1.6
Transportation	1.6
Entertainment	1.6
Retail	1.5
Biotechnology	1.0
Total	98.2%
5 Largest Security Positions
% of
Issuer	Net Assets
First Republic Bank	3.2%
Cogent Communications Holdings, Inc.	3.1
Microsemi Corp	2.9
CommScope Holding Co., Inc.	2.9
ServiceMaster Global Holdings, Inc.	2.8
Total	14.9%

See Notes to Financial Statements.

34

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ADVISERS INVESTMENT TRUST

JOHCM FUNDS

STATEMENTS OF ASSETS & LIABILITIES

March 31, 2017 (Unaudited)

			JOHCM
	JOHCM	JOHCM	Emerging Markets
	Asia Ex-Japan	Emerging Markets	Small Mid Cap
	Equity Fund	Opportunities Fund	Equity Fund
Assets:
Investments, at cost	$301,955,044	$145,661,719	$5,499,267
Investments, at value	$347,596,250	$164,107,139	$6,422,293
Cash	14,807,196	9,710,988	223,502
Foreign currency(a)	115,883	25,323	4,669
Receivable for dividends	414,261	379,116	10,513
Reclaims receivable	—	65	5
Receivable for investments sold	1,855,005	254,534	96,069
Receivable for capital shares sold	105,000	296,376	—
Receivable from service providers	—	—	14,339
Prepaid expenses	14,503	25,420	601
Total Assets	364,908,098	174,798,961	6,771,991
Liabilities:
Securities purchased payable	—	2,850,442	184,535
Capital shares redeemed payable	10,006	6,355	—
Investment advisory fees payable	330,687	148,756	6,999
Accounting and Administration fees payable	151,110	68,768	76,144
Distribution (Rule 12b-1) fees payable	2,970	4,586	9
Regulatory and Compliance fees payable	22,296	10,200	398
Risk Officer fees payable	1,062	465	18
Shareholder servicing fees payable	5,051	1,332	52
Trustees fees payable	9	—	—
Deferred foreign capital gains taxes payable	—	109,653	—
Accrued expenses and other payable	24,327	8,911	1,997
Total Liabilities	547,518	3,209,468	270,152
Net Assets	$364,360,580	$171,589,493	$6,501,839
Net Assets:
Paid in capital	$333,821,894	$157,000,295	$5,479,050
Accumulated net investment income (loss)	(919,434)	(472,668)	(50,047)
Accumulated net realized gains (losses)	(14,207,431)	(3,295,384)	149,264
Unrealized appreciation (depreciation)	45,665,551	18,357,250	923,572
Net Assets	$364,360,580	$171,589,493	$6,501,839
Net Assets:
Class I	$33,661,143	$49,488,047	$155,776
Class II	746,904	2,936,804	—
Institutional Class	329,952,533	119,164,642	6,346,063
Share of Common Stock Outstanding:
Class I	3,055,961	4,764,138	12,973
Class II	68,020	282,752	—
Institutional Class	29,960,344	11,450,763	528,323
Net Asset Value per Share:
Class I	$11.01	$10.39	$12.01
Class II	10.98	10.39	—
Institutional Class	11.01	10.41	12.01

(a)	The cost of foreign currency is $116,143, $25,270, $4,669, $0, $0, $1,080, $69 and $0, respectively.

See Notes to Financial Statements.

36

JOHCM	JOHCM	JOHCM	JOHCM	JOHCM
Global	International	International	International Small	US Small Mid Cap
Equity Fund	Opportunities Fund	Select Fund	Cap Equity Fund	Equity Fund

$412,070,194	$1,588,187	$4,119,686,679	$158,628,628	$5,279,397
$466,188,080	$1,606,628	$4,647,985,813	$167,485,241	$6,135,193
16,106,803	384,423	354,405,576	3,529,553	69,162
—	—	1,070	68	—
1,411,411	2,586	20,763,331	605,788	3,768
342,259	387	7,841,099	284,047	—
—	—	4,535,189	—	89,087
—	—	12,277,670	752,313	—
—	56,936	—	951	51,819
26,699	16,358	57,258	21,254	2,992
484,075,252	2,067,318	5,047,867,006	172,679,215	6,352,021

—	—	—	1,575,184	46,301
5,650	—	3,692,049	8,150	—
383,859	1,265	3,740,344	129,446	4,471
120,851	59,308	1,130,908	76,820	55,189
18,866	—	86,403	4,250	2
30,708	127	306,155	8,671	399
1,425	2	14,213	391	17
21,493	—	121,982	17,081	—
—	4	—	—	—
—	—	—	—	—
32,291	197	221,824	2,488	172
615,143	60,903	9,313,878	1,822,481	106,551
$483,460,109	$2,006,415	$5,038,553,128	$170,856,734	$6,245,470

$453,926,492	$2,013,954	$4,705,893,001	$162,290,316	$5,273,494
1,358,868	(14,022)	16,181,428	286,386	1,700
(25,946,168)	(11,957)	(211,634,915)	(560,795)	114,480
54,120,917	18,440	528,113,614	8,840,827	855,796
$483,460,109	$2,006,415	$5,038,553,128	$170,856,734	$6,245,470

$227,252,257	$—	$4,643,861,834	$50,148,420	$19,825
—	—	394,691,294	347,126	—
256,207,852	2,006,415	—	120,361,188	6,225,645

16,455,278	—	232,012,848	4,510,350	1,677
—	—	19,687,611	31,027	—
18,521,338	201,514	—	10,839,542	525,694

$13.81	$—	$20.02	$11.12	$11.82
—	—	20.05	11.19	—
13.83	9.96	—	11.10	11.84

See Notes to Financial Statements.

37

AdviSErS invEStMEnt truSt

JOHCM FundS

StAtEMEntS OF OPErAtiOnS

For the six months ended March 31, 2017 (Unaudited)

	JOHCM Asia Ex-Japan Equity Fund	JOHCM Emerging Markets Opportunities Fund	JOHCM Emerging Markets Small Mid Cap Equity Fund
Investment Income:
Dividend (Net of foreign withholding tax of $130,674, $117,913, $3,419, $257,452, $809, $3,184,082, $85,094 and $44)	$1,182,372	$546,146	$27,045
Interest	—	1,661	5
Total investment income	1,182,372	547,807	27,050
Operating expenses:
Investment advisory	1,798,155	765,833	39,093
Distribution (Rule 12b-1) fees – Class I	16,039	17,829	58
Distribution (Rule 12b-1) fees – Class II	986	3,095	—
Accounting and Administration	188,339	85,608	83,721
Regulatory and Compliance	44,282	19,576	805
Risk Officer	2,324	1,004	42
Insurance	2,003	840	48
Trustees	2,068	888	38
Legal	1,342	578	25
Registration	30,049	27,279	5,750
Printing	5,942	2,728	106
Other	10,265	5,494	2,450
Total expenses before fee reductions	2,101,794	930,752	132,136
Expenses reduced by Service Providers	—	—	(85,767)
Net expenses	2,101,794	930,752	46,369
Net investment income (loss)	(919,422)	(382,945)	(19,319)
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains (losses) from investment transactions	(1,480,741)	916,177	300,091
Net realized gains (losses) from foreign currency transactions	1,449	(1,871)	(3,051)
Change in unrealized appreciation (depreciation) on investments(a)	(260,239)	7,195,762	(31,370)
Change in unrealized appreciation (depreciation) on foreign currency	26,323	16,800	887
Net realized and unrealized gains (losses) from investment activities	(1,713,208)	8,126,868	266,557
Change in Net Assets Resulting from Operations	$(2,632,630)	$7,743,923	$247,238

(a)	Net of the change in deferred foreign capital gains taxes of $0, $10,196, $0, $0, $0, $0, $0 and $0, respectively.

See Notes to Financial Statements.

JOHCM Global Equity Fund	JOHCM International Opportunities Fund	JOHCM International Select Fund	JOHCM International Small Cap Equity Fund	JOHCM US Small Mid Cap Equity Fund

$4,066,835	$11,032	$39,106,743	$1,129,011	$36,448
3,827	46	59,020	—	28
4,070,662	11,078	39,165,763	1,129,011	36,476
2,071,433	7,229	19,669,249	659,140	24,876
97,019	—	—	22,680	7
—	—	404,023	545	—
158,251	67,271	1,465,021	77,960	67,472
58,505	259	592,867	16,826	791
3,033	17	30,789	869	41
3,412	6	31,036	1,038	48
2,708	9	27,360	770	36
1,751	6,876	17,751	499	23
25,322	4,978	63,356	26,428	5,002
7,862	3,838	82,775	2,336	105
12,137	948	117,197	5,575	779
2,441,433	91,431	22,501,424	814,666	99,180
—	(82,854)	—	(13,927)	(70,199)
2,441,433	8,577	22,501,424	800,739	28,981
1,629,229	2,501	16,664,339	328,272	7,495

(516,062)	(17,089)	(16,493,273)	2,093,762	136,487
(59,766)	5,132	(1,487,198)	(35,070)	(8)
10,863,870	25,216	69,016,882	5,141,302	607,348
(1,641)	(2,084)	(260,982)	(7,761)	—
10,286,401	11,175	50,775,429	7,192,233	743,827
$11,915,630	$13,676	$67,439,768	$7,520,505	$751,322

See Notes to Financial Statements.

AdviSErS invEStMEnt truSt

JOHCM FundS

StAtEMEntS OF CHAnGES in nEt ASSEtS

For the six months ended March 31, 2017 (Unaudited) or for the year ended September 30, 2016

	JOHCM Asia Ex-Japan Equity Fund		JOHCM Emerging Markets Opportunities Fund		JOHCM Emerging Markets Small Mid Cap Equity Fund
	March 31, 2017	Sept. 30, 2016	March 31, 2017	Sept. 30, 2016	March 31, 2017	Sept. 30, 2016
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(919,422)	$2,019,819	$(382,945)	$1,176,685	$(19,319)	$14,527
Net realized gains (losses) from investments and foreign currency transactions	(1,479,292)	(10,907,749)	914,306	(3,713,470)	297,040	(41,662)
Change in unrealized appreciation (depreciation) on investments and foreign currency	(233,916)	56,544,215	7,212,562	23,060,520	(30,483)	1,224,593
Change in net assets resulting from operations	(2,632,630)	47,656,285	7,743,923	20,523,735	247,238	1,197,458
Dividends paid to shareholders:
From net investment income
Class I	(163,802)	(141,943)	(254,320)	(9,679)	(1,929)	—
Service Class	—	—	—	—	—	(552)
Class II	(2,550)	(2,372)	(16,212)	(17,589)	—	—
Institutional Class	(1,773,481)	(671,505)	(870,565)	(565,893)	(117,037)	(29,852)
From net realized gains
Class I	—	—	—	(59,647)	—	—
Service Class	—	—	—	—	—	(4,085)
Class II	—	—	—	(108,533)	—	—
Institutional Class	—	—	—	(3,464,919)	—	(190,156)
Total dividends paid to shareholders	(1,939,833)	(815,820)	(1,141,097)	(4,226,260)	(118,966)	(224,645)
Capital Transactions:
Change in net assets from capital transactions from Class I transactions	(1,144,153)	5,128,097	17,748,140	26,597,616	12,944	140,464
Change in net assets from capital transactions from Service Class transactions	—	—	—	—	—	(101,704)
Change in net assets from capital transactions from Class II transactions	(22,016)	(117,046)	833,017	1,096,552	—	—
Change in net assets from capital transactions from Institutional Class transactions	48,708,595	111,576,827	4,676,795	34,523,000	99,481	187,167
Change in net assets from capital transactions	47,542,426	116,587,878	23,257,952	62,217,168	112,425	225,927
Change in net assets	42,969,963	163,428,343	29,860,778	78,514,643	240,697	1,198,740
Net Assets:
Beginning of period	321,390,617	157,962,274	141,728,715	63,214,072	6,261,142	5,062,402
End of period	$364,360,580	$321,390,617	$171,589,493	$141,728,715	$6,501,839	$6,261,142
Accumulated net investment income (loss)	$(919,434)	$1,939,821	$(472,668)	$1,051,374	$(50,047)	$88,238

(a)	For the period from September 29, 2016, commencement of operations, to September 30, 2016.

See Notes to Financial Statements.

JOHCM Global Equity Fund		JOHCM International Opportunities Fund		JOHCM International Select Fund		JOHCM International Small Cap Equity Fund		JOHCM US Small Mid Cap Equity Fund
March 31, 2017	Sept. 30, 2016	March 31, 2017	Sept. 30, 2016(a)	March 31, 2017	Sept. 30, 2016	March 31, 2017	Sept. 30, 2016	March 31, 2017	Sept. 30, 2016

$1,629,229	$1,672,124	$2,501	$(49)	$16,664,339	$35,149,323	$328,272	$1,466,604	$7,495	$(889)

(575,828)	(15,437,858)	(11,957)	—	(17,980,471)	(147,879,226)	2,058,692	(2,241,978)	136,479	97,976

10,862,229	55,253,393	23,132	(4,692)	68,755,900	629,864,601	5,133,541	14,575,530	607,348	527,067

11,915,630	41,487,659	13,676	(4,741)	67,439,768	517,134,698	7,520,505	13,800,156	751,322	624,154

(342,804)	—	—	—	(27,738,472)	(10,411,950)	(529,352)	(614,701)	—	(29)
—	—	—	—	—	—	—	—	—	—
—	—	—	—	(1,498,002)	(191,471)	(5,922)	(4,860)	—	—
(738,688)	—	(16,800)	—	—	—	(1,014,201)	(839,266)	(632)	(14,666)

—	—	—	—	—	—	—	—	(379)	(320)
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	(118,864)	(159,821)

(1,081,492)	—	(16,800)	—	(29,236,474)	(10,603,421)	(1,549,475)	(1,458,827)	(119,875)	(174,836)

48,952,676	88,926,759	—	—	606,157,276	690,788,057	3,996,211	(11,782,844)	7,384	307

—	—	—	—	—	—	—	—	—	—

—	—	—	—	93,112,543	118,633,580	(95,977)	(58,308)	—	—

6,291,029	63,082,845	14,280	2,000,000	—	—	40,759,883	2,213,173	116,768	148,314

55,243,705	152,009,604	14,280	2,000,000	699,269,819	809,421,637	44,660,117	(9,627,979)	124,152	148,621
66,077,843	193,497,263	11,156	1,995,259	737,473,113	1,315,952,914	50,631,147	2,713,350	755,599	597,939

417,382,266	223,885,003	1,995,259	—	4,301,080,015	2,985,127,101	120,225,587	117,512,237	5,489,871	4,891,932
$483,460,109	$417,382,266	$2,006,415	$1,995,259	$5,038,553,128	$4,301,080,015	$170,856,734	$120,225,587	$6,245,470	$5,489,871

$1,358,868	$811,131	$(14,022)	$277	$16,181,428	$28,753,563	$286,386	$1,507,589	$1,700	$(5,163)

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
FINANCIAL HIGHLIGHTS
For the periods indicated

	Class I
JOHCM Asia Ex-Japan Equity Fund	Six Months Ended March 31, 2017 (Unaudited)		Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Period Ended Sept. 30, 2014(a)
Net asset value, beginning of period	$11.20		$9.91	$10.13	$10.27
Income (loss) from operations:
Net investment income (loss)(b)	(0.04)		0.05	0.13	0.04
Net realized and unrealized gains (losses)	(0.10)		1.28	(0.33)	(0.18)
Total from investment operations	(0.14)		1.33	(0.20)	(0.14)
Less distributions paid:
From net investment income	(0.05)		(0.04)	(0.02)	—
Total distributions paid	(0.05)		(0.04)	(0.02)	—
Change in net asset value	(0.19)		1.29	(0.22)	(0.14)
Net asset value, end of period	$11.01		$11.20	$9.91	$10.13
Total return(c)	(1.15%)		13.54%	(2.00%)	(1.36%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$33,661		$35,645	$26,531	$296
Ratio of net expenses to average net assets	1.36	%(d)	1.38%	1.33%	1.39	%(d)
Ratio of net investment income (loss) to average net assets	(0.67	%)(d)	0.54%	1.25%	1.41	%(d)
Ratio of gross expenses to average net assets	1.36	%(d)	1.40%	1.41%	4.62	%(d)
Portfolio turnover rate(e)	14.63	%(c)	24.68%	140.09%	20.98	%(c)

(a)	For the period from June 26, 2014, commencement of operations, to September 30, 2014.

(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

FINANCIAL HIGHLIGHTS
For the periods indicated

	Class II
JOHCM Asia Ex-Japan Equity Fund	Six Months Ended March 31, 2017 (Unaudited)		Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Period Ended Sept. 30, 2014(a)
Net asset value, beginning of period	$11.16		$9.88	$10.13	$10.27
Income (loss) from operations:
Net investment income (loss)(b)	(0.04)		0.03	0.04	0.04
Net realized and unrealized gains (losses)	(0.10)		1.28	(0.27)	(0.18)
Total from investment operations	(0.14)		1.31	(0.23)	(0.14)
Less distributions paid:
From net investment income	(0.04)		(0.03)	(0.02)	—
Total distributions paid	(0.04)		(0.03)	(0.02)	—
Change in net asset value	(0.18)		1.28	(0.25)	(0.14)
Net asset value, end of period	$10.98		$11.16	$9.88	$10.13
Total return(c)	(1.23%)		13.35%	(2.31%)	(1.36%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$747		$767	$777	$296
Ratio of net expenses to average net assets	1.51	%(d)	1.50%	1.41%	1.54	%(d)
Ratio of net investment income (loss) to average net assets	(0.71	%)(d)	0.31%	0.39%	1.26	%(d)
Ratio of gross expenses to average net assets	1.51	%(d)	1.55%	1.51%	4.77	%(d)
Portfolio turnover rate(e)	14.63	%(c)	24.68%	140.09%	20.98	%(c)

(a)	For the period from June 26, 2014, commencement of operations, to September 30, 2014.

(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

FINANCIAL HIGHLIGHTS
For the periods indicated

	Institutional Class
JOHCM Asia Ex-Japan Equity Fund	Six Months Ended March 31, 2017 (Unaudited)		Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Period Ended Sept. 30, 2014(a)
Net asset value, beginning of period	$11.20		$9.91	$10.13	$10.00
Income (loss) from operations:
Net investment income (loss)(b)	(0.03)		0.09	0.07	0.05
Net realized and unrealized gains (losses)	(0.10)		1.25	(0.27)	0.08
Total from investment operations	(0.13)		1.34	(0.20)	0.13
Less distributions paid:
From net investment income	(0.06)		(0.05)	(0.02)	—
Total distributions paid	(0.06)		(0.05)	(0.02)	—
Change in net asset value	(0.19)		1.29	(0.22)	0.13
Net asset value, end of period	$11.01		$11.20	$9.91	$10.13
Total return(c)	(1.06%)		13.55%	(1.99%)	1.30%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$329,953		$284,979	$130,654	$43,127
Ratio of net expenses to average net assets	1.26	%(d)	1.29%	1.29%	1.29	%(d)
Ratio of net investment income (loss) to average net assets	(0.54	%)(d)	0.87%	0.65%	0.98	%(d)
Ratio of gross expenses to average net assets	1.26	%(d)	1.31%	1.39%	2.61	%(d)
Portfolio turnover rate(e)	14.63	%(c)	24.68%	140.09%	20.98	%(c)

(a)	For the period from March 28, 2014, commencement of operations, to September 30, 2014.

(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

FINANCIAL HIGHLIGHTS
For the periods indicated

	Class I
JOHCM Emerging Markets Opportunities Fund(a)	Six Months Ended March 31, 2017 (Unaudited)		Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Period Ended Sept. 30, 2013(b)
Net asset value, beginning of period	$10.04		$9.19	$10.89	$10.27	$10.00
Income (loss) from operations:
Net investment income (loss)(c)	(0.03)		0.19	0.19	0.23	0.01
Net realized and unrealized gains (losses)	0.45		1.25	(1.47)	0.45	0.26
Total from investment operations	0.42		1.44	(1.28)	0.68	0.27
Less distributions paid:
From net investment income	(0.07)		(0.08)	(0.14)	(0.06)	—
From net realized gains	—		(0.51)	(0.28)	—	—
Total distributions paid	(0.07)		(0.59)	(0.42)	(0.06)	—
Change in net asset value	0.35		0.85	(1.70)	0.62	0.27
Net asset value, end of period	$10.39		$10.04	$9.19	$10.89	$10.27
Total return(d)	4.33%		16.54%	(12.23%)	6.63%	2.70%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$49,488		$29,446	$385	$288	$—	(e)
Ratio of net expenses to average net assets	1.35	%(f)	1.37%	1.32%	1.39%	1.39	%(f)
Ratio of net investment income (loss) to average net assets	(0.60	%)(f)	2.09%	1.74%	2.05%	0.11	%(f)
Ratio of gross expenses to average net assets	1.35	%(f)	1.37%	1.42%	1.70%	11.69	%(f)
Portfolio turnover rate(g)	10.61	%(d)	40.75%	61.86%	52.84%	76.20	%(d)

(a)	Formerly the JOHCM Emerging Markets Opportunities Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.

(b)	For the period from November 21, 2012, commencement of operations, to September 30, 2013.

(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(d)	Not annualized for periods less than one year.

(e)	Amount is less than $500.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

FINANCIAL HIGHLIGHTS
For the periods indicated

	Class II
JOHCM Emerging Markets Opportunities Fund(a)	Six Months Ended March 31, 2017 (Unaudited)		Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Period Ended Sept. 30, 2014(b)
Net asset value, beginning of period	$10.03		$9.19	$10.87	$10.82
Income (loss) from operations:
Net investment income (loss)(c)	(0.03)		0.05	0.07	0.09
Net realized and unrealized gains (losses)	0.45		1.38	(1.35)	0.02
Total from investment operations	0.42		1.43	(1.28)	0.11
Less distributions paid:
From net investment income	(0.06)		(0.08)	(0.12)	(0.06)
From net realized gains	—		(0.51)	(0.28)	—
Total distributions paid	(0.06)		(0.59)	(0.40)	(0.06)
Change in net asset value	0.36		0.84	(1.68)	0.05
Net asset value, end of period	$10.39		$10.03	$9.19	$10.87
Total return(d)	4.24%		16.42%	(12.18%)	1.02%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$2,937		$1,953	$821	$218
Ratio of net expenses to average net assets	1.50	%(e)	1.50%	1.36%	1.54	%(e)
Ratio of net investment income (loss) to average net assets	(0.68	%)(e)	0.54%	0.71%	0.99	%(e)
Ratio of gross expenses to average net assets	1.50	%(e)	1.56%	1.48%	1.85	%(e)
Portfolio turnover rate(f)	10.61	%(d)	40.75%	61.86%	52.84	%(d)

(a)	Formerly the JOHCM Emerging Markets Opportunities Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.

(b)	For the period from December 18, 2013, commencement of operations, to September 30, 2014.

(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

AdvISERS INvESTMENT TRUST
JOHCM FUNdS
FINANCIAL HIgHLIgHTS
For the periods indicated

	Institutional Class
JOHCM Emerging Markets Opportunities Fund(a)	Six Months Ended March 31, 2017 (Unaudited)		Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Period Ended Sept. 30, 2013(b)
Net asset value, beginning of period	$10.06		$9.20	$10.89	$10.27	$10.00
Income (loss) from operations:
Net investment income (loss)(c)	(0.02)		0.10	0.11	0.21	0.07
Net realized and unrealized gains (losses)	0.45		1.35	(1.38)	0.47	0.20
Total from investment operations	0.43		1.45	(1.27)	0.68	0.27
Less distributions paid:
From net investment income	(0.08)		(0.08)	(0.14)	(0.06)	—
From net realized gains	—		(0.51)	(0.28)	—	—
Total distributions paid	(0.08)		(0.59)	(0.42)	(0.06)	—
Change in net asset value	0.35		0.86	(1.69)	0.62	0.27
Net asset value, end of period	$10.41		$10.06	$9.20	$10.89	$10.27
Total return(d)	4.37%		16.64%	(12.10%)	6.63%	2.70%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$119,165		$110,330	$62,007	$87,642	$1,540
Ratio of net expenses to average net assets	1.25	%(e)	1.27%	1.29%	1.29%	1.29	%(e)
Ratio of net investment income (loss) to average net assets	(0.50	%)(e)	1.14%	0.98%	1.92%	0.82	%(e)
Ratio of gross expenses to average net assets	1.25	%(e)	1.29%	1.38%	1.60%	11.59	%(e)
Portfolio turnover rate(f)	10.61	%(d)	40.75%	61.86%	52.84%	76.20	%(d)

(a)	Formerly the JOHCM Emerging Markets Opportunities Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.

(b)	For the period from November 21, 2012, commencement of operations, to September 30, 2013.

(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

47

AdvISERS INvESTMENT TRUST
JOHCM FUNdS
FINANCIAL HIgHLIgHTS
For the periods indicated

	Class I				Institutional Class
JOHCM Emerging Markets Small Mid Cap Equity Fund	Six Months Ended March 31, 2017 (Unaudited)		Period Ended Sept. 30, 2016(a)		Six Months Ended March 31, 2017 (Unaudited)		Year Ended Sept. 30, 2016	Period Ended Sept. 30, 2015(b)
Net asset value, beginning of period	$11.78		$9.20		$11.78		$9.91	$10.00
Income (loss) from operations:
Net investment income (loss)(c)	(0.04)		0.08		(0.04)		0.03	0.01
Net realized and unrealized gains (losses)	0.49		2.50		0.50		2.28	(0.10)
Total from investment operations	0.45		2.58		0.46		2.31	(0.09)
Less distributions paid:
From net investment income	(0.22)		—		(0.23)		(0.06)	—
From net realized gains	—		—		—		(0.38)	—
Total distributions paid	(0.22)		—		(0.23)		(0.44)	—
Change in net asset value	0.23		2.58		0.23		1.87	(0.09)
Net asset value, end of period	$12.01		$11.78		$12.01		$11.78	$9.91
Total return(d)	4.12%		28.04%		4.16%		24.13%	(0.90%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$156		$147		$6,346		$6,114	$4,956
Ratio of net expenses to average net assets	1.64	%(e)	1.64	%(e)	1.54	%(e)	1.54%	1.54	%(e)
Ratio of net investment income (loss) to average net assets	(0.76	%)(e)	1.11	%(e)	(0.64	%)(e)	0.27%	0.14	%(e)
Ratio of gross expenses to average net assets	4.49	%(e)	5.72	%(e)	4.39	%(e)	4.63%	4.61	%(e)
Portfolio turnover rate(f)	83.68	%(d)	162.74	%(d)	83.68	%(d)	162.74%	134.18	%(d)

(a)	For the period from January 28, 2016, commencement of operations, to September 30, 2016.

(b)	For the period from December 17, 2014, commencement of operations, to September 30, 2015.

(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

48

AdvISERS INvESTMENT TRUST
JOHCM FUNdS
FINANCIAL HIgHLIgHTS
For the periods indicated

	Class I
JOHCM Global Equity Fund(a)	Six Months Ended March 31, 2017 (Unaudited)		Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015		Year Ended Sept. 30, 2014		Period Ended Sept. 30, 2013(b)
Net asset value, beginning of period	$13.58		$12.24	$13.77		$11.37		$10.00
Income (loss) from operations:
Net investment income (loss)(c)	0.05		0.06	(0.05)		0.05		0.03
Net realized and unrealized gains (losses)	0.21		1.28	(1.45)		2.38		1.34
Total from investment operations	0.26		1.34	(1.50)		2.43		1.37
Less distributions paid:
From net investment income	(0.03)		—	(—	)(d)	(—	)(d)	—
From net realized gains	—		—	(0.03)		(0.03)		—
Total distributions paid	(0.03)		—	(0.03)		(0.03)		—
Change in net asset value	0.23		1.34	(1.53)		2.40		1.37
Net asset value, end of period	$13.81		$13.58	$12.24		$13.77		$11.37
Total return(e)	1.91%		10.95%	(10.93%)		21.40%		13.70%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$227,252		$171,464	$62,093		$34,363		$—	(f)
Ratio of net expenses to average net assets	1.18	%(g)	1.18%	1.18%		1.18%		1.18	%(g)
Ratio of net investment income (loss) to average net assets	0.72	%(g)	0.50%	(0.33%)		0.34%		0.61	%(g)
Ratio of gross expenses to average net assets	1.18	%(g)	1.20%	1.21%		1.52%		4.97	%(g)
Portfolio turnover rate(h)	35.07	%(e)	124.32%	87.14%		68.24%		15.17	%(e)

(a)	Formerly the JOHCM Global Equity Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.

(b)	For the period March 22, 2013, commencement of operations, to September 30, 2013.

(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(d)	Amount was less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Amount is less than $500.

(g)	Annualized for periods less than one year.

(h)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

49

AdvISERS INvESTMENT TRUST
JOHCM FUNdS
FINANCIAL HIgHLIgHTS
For the periods indicated

	Institutional Class
JOHCM Global Equity Fund(a)	Six Months Ended March 31, 2017 (Unaudited)		Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015		Year Ended Sept. 30, 2014		Period Ended Sept. 30, 2013(b)
Net asset value, beginning of period	$13.61		$12.25	$13.78		$11.37		$10.00
Income (loss) from operations:
Net investment income (loss)(c)	0.05		0.07	(0.03)		0.03		0.06
Net realized and unrealized gains (losses)	0.21		1.29	(1.47)		2.41		1.31
Total from investment operations	0.26		1.36	(1.50)		2.44		1.37
Less distributions paid:
From net investment income	(0.04)		—	(—	)(d)	(—	)(d)	—
From net realized gains	—		—	(0.03)		(0.03)		—
Total distributions paid	(0.04)		—	(0.03)		(0.03)		—
Change in net asset value	0.22		1.36	(1.53)		2.41		1.37
Net asset value, end of period	$13.83		$13.61	$12.25		$13.78		$11.37
Total return(e)	1.94%		11.10%	(10.90%)		21.49%		13.70%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$256,208		$245,918	$161,792		$50,153		$10,554
Ratio of net expenses to average net assets	1.07	%(f)	1.08%	1.08%		1.08%		1.08	%(f)
Ratio of net investment income (loss) to average net assets	0.76	%(f)	0.52%	(0.18%)		0.26%		1.08	%(f)
Ratio of gross expenses to average net assets	1.07	%(f)	1.10%	1.11%		1.52%		4.87	%(f)
Portfolio turnover rate(g)	35.07	%(e)	124.32%	87.14%		68.24%		15.17	%(e)

(a)	Formerly the JOHCM Global Equity Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.

(b)	For the period March 22, 2013, commencement of operations, to September 30, 2013.

(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(d)	Amount was less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

50

ADVISERS INVESTMENT TRUST JOHCM FUNDS FINANCIAL HIGHLIGHTS For the periods indicated

	Institutional Class
JOHCM International Opportunities Fund	Six Months Ended March 31, 2017 (Unaudited)		Period Ended Sept. 30, 2016(a)
Net asset value, beginning of period	$9.98		$10.00
Income (loss) from operations:
Net investment income (loss)(b)	0.01		(—)	(c)
Net realized and unrealized gains (losses)	0.05		(0.02)
Total from investment operations	0.06		(0.02)
Less distributions paid:
From net investment income	(0.08)		—
From net realized gains	—		—
Total distributions paid	(0.08)		—
Change in net asset value	(0.02)		(0.02)
Net asset value, end of period	$9.96		$9.98
Total return(d)	0.69%		(0.20%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$2,006		$1,995
Ratio of net expenses to average net assets	0.89	%(e)	0.89%	(e)
Ratio of net investment income (loss) to average net assets	0.26	%(e)	(0.89%	)(e)
Ratio of gross expenses to average net assets	9.49	%(e)	72.58%	(e)
Portfolio turnover rate(f)	26.11	%(d)	0.00%	(d)

(a)	For the period from September 29, 2016, commencement of operations, to September 30, 2016.

(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(c)	Amount was less than $0.005 per share.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST JOHCM FUNDS FINANCIAL HIGHLIGHTS For the periods indicated

	Class I
JOHCM International Select Fund(a)	Six Months Ended March 31, 2017 (Unaudited)		Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Year Ended Sept. 30, 2012
Net asset value, beginning of period	$19.94		$17.45	$19.23	$16.97	$13.06	$11.17
Income (loss) from operations:
Net investment income (loss)(b)	0.07		0.19	0.08	0.11	0.19	0.14
Net realized and unrealized gains (losses)	0.14		2.37	(1.09)	2.22	3.80	1.84
Total from investment operations	0.21		2.56	(1.01)	2.33	3.99	1.98
Less distributions paid:
From net investment income	(0.13)		(0.07)	(0.14)	(0.07)	(0.08)	(0.09)
From net realized gains	—		—	(0.63)	—	—	(—	)(c)
Total distributions paid	(0.13)		(0.07)	(0.77)	(0.07)	(0.08)	(0.09)
Change in net asset value	0.08		2.49	(1.78)	2.26	3.91	1.89
Net asset value, end of period	$20.02		$19.94	$17.45	$19.23	$16.97	$13.06
Total return(d)	1.12%		14.70%	(5.53%)	13.74%	30.71%	17.87%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$4,643,862		$4,003,594	$2,837,805	$1,309,757	$593,021	$197,691
Ratio of net expenses to average net assets	1.00	%(e)	1.01%	1.05%	1.05%	1.09%	1.09%
Ratio of net investment income (loss) to average net assets	0.76	%(e)	1.04%	0.43%	0.61%	1.24%	1.10%
Ratio of gross expenses to average net assets	1.00	%(e)	1.01%	1.05%	1.08%	1.10%	1.26%
Ratio of expense recoupment to average net assets	—		—	0.01%	—	—	—
Portfolio turnover rate(f)	28.44	%(d)	107.37%	50.86%	61.20%	46.38%	50.69%

(a)	Formerly the JOHCM International Select Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.

(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(c)	Amount was less than $0.005 per share.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST JOHCM FUNDS FINANCIAL HIGHLIGHTS For the periods indicated

	Class II
JOHCM International Select Fund(a)	Six Months Ended March 31, 2017 (Unaudited)		Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Year Ended Sept. 30, 2012
Net asset value, beginning of period	$19.96		$17.48	$19.29	$17.03	$13.11	$11.22
Income (loss) from operations:
Net investment income (loss)(b)	0.06		0.14	0.05	0.06	0.14	0.14
Net realized and unrealized gains (losses)	0.13		2.37	(1.11)	2.24	3.83	1.81
Total from investment operations	0.19		2.51	(1.06)	2.30	3.97	1.95
Less distributions paid:
From net investment income	(0.10)		(0.03)	(0.12)	(0.04)	(0.05)	(0.06)
From net realized gains	—		—	(0.63)	—	—	(—) (c)
Total distributions paid	(0.10)		(0.03)	(0.75)	(0.04)	(0.05)	(0.06)
Change in net asset value	0.09		2.48	(1.81)	2.26	3.92	1.89
Net asset value, end of period	$20.05		$19.96	$17.48	$19.29	$17.03	$13.11
Total return(d)	0.98%		14.37%	(5.77%)	13.51%	30.39%	17.53%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$394,691		$297,486	$147,322	$31,601	$16,429	$13,797
Ratio of net expenses to average net assets	1.25	%(e)	1.30%	1.30%	1.29%	1.34%	1.34%
Ratio of net investment income (loss) to average net assets	0.63	%(e)	0.78%	0.27%	0.32%	0.91%	1.12%
Ratio of gross expenses to average net assets	1.25	%(e)	1.30%	1.33%	1.29%	1.35%	1.51%
Ratio of expense recoupment to average net assets	—		—	0.01%	—	—	—
Portfolio turnover rate(f)	28.44	%(d)	107.37%	50.86%	61.20%	46.38%	50.69%

(a)	Formerly the JOHCM International Select Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Amount was less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST JOHCM FUNDS FINANCIAL HIGHLIGHTS For the periods indicated

	Class I
JOHCM International Small Cap Equity Fund	Six Months Ended March 31, 2017 (Unaudited)		Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Period Ended Sept. 30, 2014(a)
Net asset value, beginning of period	$10.64		$9.66	$10.20	$10.43
Income (loss) from operations:
Net investment income (loss)(b)	0.02		0.12	0.13	0.15
Net realized and unrealized gains (losses)	0.59		0.97	(0.50)	(0.38)
Total from investment operations	0.61		1.09	(0.37)	(0.23)
Less distributions paid:
From net investment income	(0.13)		(0.11)	(0.10)	—
From net realized gains	—		—	(0.07)	—
Total distributions paid	(0.13)		(0.11)	(0.17)	—
Change in net asset value	0.48		0.98	(0.54)	(0.23)
Net asset value, end of period	$11.12		$10.64	$9.66	$10.20
Total return(c)	5.79%		11.44%	(3.72%)	(2.21%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$50,148		$43,997	$50,759	$42,640
Ratio of net expenses to average net assets	1.34	%(d)	1.34%	1.34%	1.34	%(d)
Ratio of net investment income (loss) to average net assets	0.33	%(d)	1.17%	1.25%	1.94	%(d)
Ratio of gross expenses to average net assets	1.36	%(d)	1.41%	1.39%	1.54	%(d)
Portfolio turnover rate(e)	7.27	%(c)	39.39%	30.64%	7.06	%(c)

(a)	For the period from January 2, 2014, commencement of operations, to September 30, 2014.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST JOHCM FUNDS FINANCIAL HIGHLIGHTS For the periods indicated

	Class II
JOHCM International Small Cap Equity Fund	Six Months Ended March 31, 2017 (Unaudited)		Year ended Sept. 30, 2016	Year ended Sept. 30, 2015	Period Ended Sept. 30, 2014(a)
Net asset value, beginning of period	$10.70		$9.71	$10.17	$10.16
Income (loss) from operations:
Net investment income (loss)(b)	—	(c)	0.09	0.06	0.18
Net realized and unrealized gains (losses)	0.60		1.00	(0.45)	(0.17)
Total from investment operations	0.60		1.09	(0.39)	0.01
Less distributions paid:
From net investment income	(0.11)		(0.10)	—	(—	)(c)
From net realized gains	—		—	(0.07)	—
Total distributions paid	(0.11)		(0.10)	(0.07)	—
Change in net asset value	0.49		0.99	(0.46)	0.01
Net asset value, end of period	$11.19		$10.70	$9.71	$10.17
Total return(d)	5.71%		11.28%	(3.87%)	0.11%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$347		$430	$449	$6,832
Ratio of net expenses to average net assets	1.49	%(e)	1.49%	1.49%	1.49	%(e)
Ratio of net investment income (loss) to average net assets	0.02	%(e)	0.94%	0.53%	1.96	%(e)
Ratio of gross expenses to average net assets	1.51	%(e)	1.63%	1.58%	1.73	%(e)
Portfolio turnover rate(f)	7.27	%(d)	39.39%	30.64%	7.06	%(d)

(a)	For the period from November 18, 2013, commencement of operations, to September 30, 2014.

(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(c)	Amount was less than $0.005 per share.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST JOHCM FUNDS FINANCIAL HIGHLIGHTS For the periods indicated

	Institutional Class
JOHCM International Small Cap Equity Fund	Six Months Ended March 31, 2017 (Unaudited)		Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Period Ended Sept. 30, 2014(a)
Net asset value, beginning of period	$10.64		$9.66	$10.19	$10.00
Income (loss) from operations:
Net investment income (loss)(b)	0.03		0.13	0.14	0.18
Net realized and unrealized gains (losses)	0.57		0.97	(0.50)	0.01
Total from investment operations	0.60		1.10	(0.36)	0.19
Less distributions paid:
From net investment income	(0.14)		(0.12)	(0.10)	(—	)(c)
From net realized gains	—		—	(0.07)	—
Total distributions paid	(0.14)		(0.12)	(0.17)	—
Change in net asset value	0.46		0.98	(0.53)	0.19
Net asset value, end of period	$11.10		$10.64	$9.66	$10.19
Total return(d)	5.75%		11.54%	(3.58%)	1.94%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$120,361		$75,799	$66,304	$51,592
Ratio of net expenses to average net assets	1.24	%(e)	1.24%	1.24%	1.24	%(e)
Ratio of net investment income (loss) to average net assets	0.63	%(e)	1.29%	1.38%	1.68	%(e)
Ratio of gross expenses to average net assets	1.26	%(e)	1.28%	1.28%	1.73	%(e)
Portfolio turnover rate(f)	7.27	%(d)	39.39%	30.64%	7.06	%(d)

(a)	For the period from October 1, 2013, commencement of operations, to September 30, 2014.

(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(c)	Amount was less than $0.005 per share.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST JOHCM FUNDS FINANCIAL HIGHLIGHTS For the periods indicated

	Class I					Institutional Class
JOHCM US Small Mid Cap Equity Fund	Six Months Ended March 31, 2017 (Unaudited)		Year Ended Sept. 30, 2016	Period Ended Sept. 30, 2015(a)		Six Months Ended March 31, 2017 (Unaudited)		Year Ended Sept. 30, 2016		Period Ended Sept. 30, 2015(a)
Net asset value, beginning of period	$10.61		$9.76	$10.00		$10.63		$9.76		$10.00
Income (loss) from operations:
Net investment income (loss)(b)	0.01		(0.01)	0.01		0.01		(—	)(c)	0.01
Net realized and unrealized gains (losses)	1.43		1.21	(0.25)		1.43		1.22		(0.25)
Total from investment operations	1.44		1.20	(0.24)		1.44		1.22		(0.24)
Less distributions paid:
From net investment income	—		(0.03)	—		—	(c)	(0.03)		—
From net realized gains	(0.23)		(0.32)	—		(0.23)		(0.32)		—
Total distributions paid	(0.23)		(0.35)	—		(0.23)		(0.35)		—
Change in net asset value	1.21		0.85	(0.24)		1.21		0.87		(0.24)
Net asset value, end of period	$11.82		$10.61	$9.76		$11.84		$10.63		$9.76
Total return(d)	13.68%		12.64%	(2.40%)		13.67%		12.85%		(2.40%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$20		$11	$10		$6,226		$5,479		$4,882
Ratio of net expenses to average net assets	1.09	%(e)	1.06%	0.99	%(e)	0.99	%(e)	0.99%		0.99	%(e)
Ratio of net investment income (loss) to average net assets	0.15	%(e)	(0.09%)	0.01	%(e)	0.25	%(e)	(0.02%)		0.01	%(e)
Ratio of gross expenses to average net assets	3.47	%(e)	3.86%	4.18	%(e)	3.39	%(e)	3.74%		4.17	%(e)
Portfolio turnover rate(f)	14.53	%(d)	72.08%	93.31	%(d)	14.53	%(d)	72.08%		93.31	%(d)

(a)	For the period from October 31, 2014, commencement of operations, to September 30, 2015.

(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(c)	Amount was less than $0.005 per share.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). Effective March 31, 2017 the Trust was converted to a Delaware statutory trust. As an investment company (as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08), the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”. The Trust commenced operations on December 20, 2011. The JOHCM Asia Ex-Japan Equity Fund, JOHCM Emerging Markets Opportunities Fund, JOHCM Emerging Markets Small Mid Cap Equity Fund, JOHCM Global Equity Fund, JOHCM International Opportunities Fund, JOHCM International Select Fund, JOHCM International Small Cap Equity Fund, and JOHCM US Small Mid Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds” or the “JOHCM Funds”) are each a diversified fund and series of the Trust. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. These financial statements and notes only relate to the JOHCM Funds.

Each JOHCM Fund, except for JOHCM Emerging Markets Small Mid Cap Equity Fund, JOHCM International Select Fund and JOHCM US Small Mid Cap Equity Fund, is authorized to issue three classes of shares: Class I Shares, Class II Shares, and Institutional Shares. The JOHCM International Select Fund is authorized to issue Class I Shares and Class II Shares. The JOHCM Emerging Markets Small Mid Cap Equity Fund and JOHCM US Small Mid Cap Equity Fund are authorized to issue four classes of shares: Class I Shares, Class II Shares, Class III Shares, and Institutional Shares. Each class is distinguished by the class-specific distribution (rule 12b-1) fees incurred. As of March 31, 2017, the following classes were in operation:

Fund	Commencement Date	Investment Objective
JOHCM Asia Ex-Japan Equity Fund	Class I Shares: June 26, 2014	to seek long-term capital appreciation
(“Asia Ex-Japan Fund”)	Class II Shares: June 26, 2014
Institutional Shares: March 28, 2014
JOHCM Emerging Markets Opportunities	Class I Shares: November 21, 2012	to seek long-term capital appreciation
Fund	Class II Shares: December 18, 2013
(“Emerging Markets Fund”)	Institutional Shares: November 21, 2012
JOHCM Emerging Markets Small	Class I Shares: January 28, 2016	to seek long-term capital appreciation
Mid Cap Equity Fund	Institutional Shares: December 17, 2014
(“Emerging Markets Small Mid Cap Fund”)
JOHCM Global Equity Fund	Class I Shares: March 22, 2013	to seek long-term capital appreciation
(“Global Equity Fund”)	Institutional Shares: March 22, 2013
JOHCM International Opportunities Fund	Institutional Shares: September 29, 2016	to seek long-term total return by
(“International Opportunities Fund”)		investing in a concentrated portfolio
of international equity securities
JOHCM International Select Fund	Class I Shares: July 29, 2009	to seek long-term capital appreciation
(“International Select Fund”)	Class II Shares: March 31, 2010
JOHCM International Small Cap Equity Fund	Class I Shares: January 2, 2014	to seek long-term capital appreciation
(“International Small Cap Fund”)	Class II Shares: November 18, 2013
Institutional Shares: October 1, 2013
JOHCM US Small Mid Cap Equity Fund	Class I: October 31, 2014	to seek long-term capital appreciation
(“US Small Mid Cap Fund”)	Institutional Shares: October 31, 2014

Prior to November 18, 2013, the Emerging Markets Fund, Global Equity Fund, and International Select Fund, operated as the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund, and JOHCM International Select Fund (the “Predecessor Funds” or “Scotia Funds”), each a separate series of Scotia Institutional Funds. The predecessor JOHCM International Select Fund was authorized to issue two classes of shares: Class I Shares and Class II Shares. The predecessor JOHCM Emerging Markets Opportunities Fund and JOHCM Global Equity Fund were authorized to issue three classes of shares: Institutional Shares, Class I Shares and Class II Shares. Each class was distinguished by the class specific shareholder servicing fees

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

incurred. On November 18, 2013, the Scotia Funds were reorganized into their respective JOHCM Fund, pursuant to a Plan of Reorganization approved by the Predecessor Funds’ Board of Trustees on August 1, 2013 (the “Reorganization”). At the time of Reorganization, each Scotia Fund transferred all of its assets to the corresponding JOHCM Fund in exchange for shares of the corresponding JOHCM Fund and the JOHCM Fund’s assumption of all the liabilities of the Scotia Fund. Upon closing of the Reorganization, holders of each Predecessor Fund’s Institutional Shares, Class I Shares and Class II Shares received shares of the corresponding JOHCM Fund. The Reorganization was tax-free.

Prior to the Reorganization, the Emerging Markets Fund, Global Equity Fund, and International Select Fund had no net assets or operations in the Trust, and therefore, activity shown in the Financial Highlights prior to the Reorganization represents operations and changes in net assets of the respective Scotia Fund. The cost basis of the investments transferred from each Predecessor Fund was carried forward to the corresponding JOHCM Fund for accounting and tax purposes.

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties of the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

A. Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

●	Level 1 — quoted prices in active markets for identical assets

●	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features,

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Funds’ Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value are calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party pricing service to fair value their international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2017 in valuing each Fund’s investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Asia Ex-Japan Fund
Common Stocks(1)	$347,596,250	$—	$—	$347,596,250
Total Investments	$347,596,250	$—	$—	$347,596,250
Emerging Markets Fund
Common Stocks(1)	$158,172,849	$—	$—	$158,172,849
Equity—Linked Securities(1)	—	3,539,164	—	3,539,164
Preferred Stocks(1)	2,395,126	—	—	2,395,126
Total Investments	$160,567,975	$3,539,164	$—	$164,107,139
Emerging Markets Small Mid Cap Fund
Common Stocks:
South Korea	$731,089	$—	$44,329	$775,418
Thailand	—	134,197	—	134,197
All Other Common Stocks(1)	4,484,510	—	—	4,484,510
Equity—Linked Securities (1)	—	972,833	—	972,833
Preferred Stocks(1)	54,406	—	—	54,406
Rights(1)	929	—	—	929
Total Investments	$5,270,934	$1,107,030	$44,329	$6,422,293

(1)	See investment countries in the Schedule of Investments

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Global Equity Fund
Common Stocks(1)	$466,188,080	$—	$—	$466,188,080
Total Investments	$466,188,080	$—	$—	$466,188,080
International Opportunities Fund
Common Stocks(1)	$1,606,628	$—	$—	$1,606,628
Total Investments	$1,606,628	$—	$—	$1,606,628
International Select Fund
Common Stocks(1)	$4,549,355,140	$—	$—	$4,549,355,140
Preferred Stocks(1)	98,630,673	—	—	98,630,673
Total Investments	$4,647,985,813	$—	$—	$4,647,985,813
International Small Cap Fund
Common Stocks:
Thailand	$—	$2,424,141	$—	$2,424,141
All Other Common Stocks(1)	160,949,911	—	—	160,949,911
Preferred Stocks(1)	4,111,189	—	—	4,111,189
Total Investments	$165,061,100	$2,424,141	$—	$167,485,241
US Small Mid Cap Fund
Common Stocks(1)	$6,135,193	$—	$—	$6,135,193
Total Investments	$6,135,193	$—	$—	$6,135,193

(1) See investment countries in the Schedule of Investments

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Emerging Markets Small Mid Cap Fund
Common Stock
South Korea
Balance as of 9/30/2016	$—
Purchases	—
Sales	—
Realized Gain/(Loss)	—
Unrealized Appreciation/ (Depreciation)	—
Transfer into Level 3	44,329
Transfer out of Level 3	—
Balance as of 3/31/2017	$44,329
Appreciation/(Depreciation) From Investments Still Held at 3/31/2017	$4,666

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

The following is information on the valuation techniques and inputs used by the Funds’ Fair Value Committee to value Level 3 securities as of March 31, 2017:

Fund	Fair Value	Valuation Technique	Unobservable Inputs
Emerging Markets Small Mid Cap Fund
Common Stock:
South Korea	$44,329	Last traded price of security with consideration of local market movements	Issuer specific news related to the trade halt

The unobservable inputs noted above were considered due to the trade halt of the underlying equity instrument and lack of current observable market inputs for the equity-linked security. The valuation was determined in good faith based on the issuer type and exposure to the related events announced. Significant changes in these inputs may significantly impact the fair value measurement.

The impact would be based on the relationship between the input and the fair value measurement. Unfavorable news or market information could lead to a discount percentage that would reduce the value of the security, whereas favorable news or market information could lead to a premium percentage that would increase the value of the security.

The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the six months ended March 31, 2017 for the US Small Mid Cap Fund. The Asia Ex-Japan Fund, Emerging Markets Fund, Emerging Markets Small Mid Cap Fund, Global Equity Fund, International Opportunities Fund, International Select Fund, and International Small Cap Fund had transfers as follows:

	Transfers from
Fund	Level 2 to Level 1	Reason
Asia Ex-Japan Fund
Common Stocks
China	$66,143,077	Foreign equity securities were valued at unadjusted quoted market prices.
Hong Kong	49,485,212	Foreign equity securities were valued at unadjusted quoted market prices.
India	56,076,869	Foreign equity securities were valued at unadjusted quoted market prices.
Indonesia	30,081,260	Foreign equity securities were valued at unadjusted quoted market prices.
South Korea	13,132,376	Foreign equity securities were valued at unadjusted quoted market prices.
Taiwan	61,054,900	Foreign equity securities were valued at unadjusted quoted market prices.
Thailand	11,321,011	Foreign equity securities were valued at unadjusted quoted market prices.
Emerging Markets Fund
Common Stocks
China	$13,931,612	Foreign equity securities were valued at unadjusted quoted market prices.
Hong Kong	12,526,026	Foreign equity securities were valued at unadjusted quoted market prices.
India	13,429,811	Foreign equity securities were valued at unadjusted quoted market prices.
Jersey	4,737,152	Foreign equity securities were valued at unadjusted quoted market prices.
Poland	1,338,624	Foreign equity securities were valued at unadjusted quoted market prices.
Russia	4,914,620	Foreign equity securities were valued at unadjusted quoted market prices.
South Africa	10,653,702	Foreign equity securities were valued at unadjusted quoted market prices.
South Korea	32,387,058	Foreign equity securities were valued at unadjusted quoted market prices.
Taiwan	22,513,848	Foreign equity securities were valued at unadjusted quoted market prices.
Preferred Stocks
South Korea	2,395,126	Foreign equity securities were valued at unadjusted quoted market prices.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

	Transfers from
Fund	Level 2 to Level 1	Reason
Emerging Markets Small Mid Cap Fund
Common Stocks
China	$402,347	Foreign equity securities were valued at unadjusted quoted market prices.
Czech Republic	64,000	Foreign equity securities were valued at unadjusted quoted market prices.
Greece	60,625	Foreign equity securities were valued at unadjusted quoted market prices.
Hong Kong	291,691	Foreign equity securities were valued at unadjusted quoted market prices.
Hungary	64,521	Foreign equity securities were valued at unadjusted quoted market prices.
Indonesia	109,395	Foreign equity securities were valued at unadjusted quoted market prices.
Poland	26,077	Foreign equity securities were valued at unadjusted quoted market prices.
South Africa	27,407	Foreign equity securities were valued at unadjusted quoted market prices.
South Korea	328,752	Foreign equity securities were valued at unadjusted quoted market prices.
Taiwan	493,507	Foreign equity securities were valued at unadjusted quoted market prices.
Turkey	37,459	Foreign equity securities were valued at unadjusted quoted market prices.
United Arab Emirates	33,113	Foreign equity securities were valued at unadjusted quoted market prices.
Global Equity Fund
Common Stocks
Australia	$28,038,672	Foreign equity securities were valued at unadjusted quoted market prices.
China	9,438,389	Foreign equity securities were valued at unadjusted quoted market prices.
France	9,856,016	Foreign equity securities were valued at unadjusted quoted market prices.
Germany	30,165,055	Foreign equity securities were valued at unadjusted quoted market prices.
Hong Kong	9,510,743	Foreign equity securities were valued at unadjusted quoted market prices.
Japan	28,854,394	Foreign equity securities were valued at unadjusted quoted market prices.
South Korea	19,137,229	Foreign equity securities were valued at unadjusted quoted market prices.
United Kingdom	9,321,021	Foreign equity securities were valued at unadjusted quoted market prices.
International Opportunities Fund
Common Stocks
Finland	$41,944	Foreign equity securities were valued at unadjusted quoted market prices.
France	128,414	Foreign equity securities were valued at unadjusted quoted market prices.
Germany	49,945	Foreign equity securities were valued at unadjusted quoted market prices.
Hong Kong	44,585	Foreign equity securities were valued at unadjusted quoted market prices.
Italy	83,625	Foreign equity securities were valued at unadjusted quoted market prices.
Japan	433,735	Foreign equity securities were valued at unadjusted quoted market prices.
Portugal	64,525	Foreign equity securities were valued at unadjusted quoted market prices.
Switzerland	120,583	Foreign equity securities were valued at unadjusted quoted market prices.
United Kingdom	395,009	Foreign equity securities were valued at unadjusted quoted market prices.
International Select Fund
Common Stocks
Australia	$290,823,600	Foreign equity securities were valued at unadjusted quoted market prices.
China	97,314,046	Foreign equity securities were valued at unadjusted quoted market prices.
Denmark	211,053,488	Foreign equity securities were valued at unadjusted quoted market prices.
France	203,292,814	Foreign equity securities were valued at unadjusted quoted market prices.
Germany	509,799,445	Foreign equity securities were valued at unadjusted quoted market prices.
Hong Kong	97,774,152	Foreign equity securities were valued at unadjusted quoted market prices.
Japan	895,972,929	Foreign equity securities were valued at unadjusted quoted market prices.
Netherlands	198,377,516	Foreign equity securities were valued at unadjusted quoted market prices.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

	Transfers from
Fund	Level 2 to Level 1	Reason
International Select Fund (cont’d)
Norway	$94,446,136	Foreign equity securities were valued at unadjusted quoted market prices.
Spain	105,801,832	Foreign equity securities were valued at unadjusted quoted market prices.
Sweden	95,477,488	Foreign equity securities were valued at unadjusted quoted market prices.
Switzerland	100,196,081	Foreign equity securities were valued at unadjusted quoted market prices.
United Kingdom	192,648,835	Foreign equity securities were valued at unadjusted quoted market prices.
International Small Cap Fund
Common Stocks
Austria	$1,429,587	Foreign equity securities were valued at unadjusted quoted market prices.
China	4,470,154	Foreign equity securities were valued at unadjusted quoted market prices.
Finland	2,475,840	Foreign equity securities were valued at unadjusted quoted market prices.
France	4,853,990	Foreign equity securities were valued at unadjusted quoted market prices.
Germany	10,335,147	Foreign equity securities were valued at unadjusted quoted market prices.
Hong Kong	16,044,224	Foreign equity securities were valued at unadjusted quoted market prices.
Ireland	2,662,414	Foreign equity securities were valued at unadjusted quoted market prices.
Italy	2,824,279	Foreign equity securities were valued at unadjusted quoted market prices.
Japan	24,655,542	Foreign equity securities were valued at unadjusted quoted market prices.
Malaysia	1,175,249	Foreign equity securities were valued at unadjusted quoted market prices.
Netherlands	6,946,065	Foreign equity securities were valued at unadjusted quoted market prices.
Norway	2,575,519	Foreign equity securities were valued at unadjusted quoted market prices.
South Korea	5,900,278	Foreign equity securities were valued at unadjusted quoted market prices.
Sweden	9,735,282	Foreign equity securities were valued at unadjusted quoted market prices.
Switzerland	4,673,355	Foreign equity securities were valued at unadjusted quoted market prices.
Taiwan	7,351,654	Foreign equity securities were valued at unadjusted quoted market prices.
United Kingdom	14,472,968	Foreign equity securities were valued at unadjusted quoted market prices.
Preferred Stocks
Germany	2,512,260	Foreign equity securities were valued at unadjusted quoted market prices.

	Transfers from
Fund	Level 2 to Level 3	Reason
Emerging Markets Small Mid Cap Fund
Common Stocks
South Korea	$44,329	Foreign equity security was valued by Fair Value Committee due to extended trade halt related to issuer corporate restructuring.

EQUITY-LINKED SECURITIES

The Funds may invest in equity-linked securities, also known as participation notes. The Funds may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local accounts. These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2017 (Unaudited)

At March 31, 2017, the Funds held equity-linked securities issued by counterparties as follows:

Fund	Counterparty	Fair Value	% of Net Assets
Emerging Markets Fund	Merrill Lynch Intl. & Co.	$3,539,164	2.0%
Emerging Markets Small Mid Cap Fund	CLSA Global Markets Pte Ltd.	658,275	10.1%
Emerging Markets Small Mid Cap Fund	Deutsche Bank A.G. London	34,964	0.6%
Emerging Markets Small Mid Cap Fund	Merrill Lynch Intl. & Co.	279,594	4.3%

CURRENCY TRANSACTIONS

The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investment transactions on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency transactions on the Statements of Operations.

The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Funds’ securities and the price of the Funds’ shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as security markets.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds, based on relative net assets or another reasonable basis. Expenses incurred which do not specifically relate to an individual JOHCM Fund are allocated among all Funds in the JOHCM Funds in proportion to each Fund’s relative net assets or other reasonable basis. Certain expenses that arise in connection with a class of shares are charged to that class of shares.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2017 (Unaudited)

The investment income, expenses (other than class-specific expenses charged to a class), and realized/unrealized gains/losses on investments are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized/unrealized gains/losses are incurred.

DIVIDENDS AND DISTRIBUTIONS

The Funds intend to distribute substantially all of their net investment income as dividends to shareholders on an annual basis. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

The Funds analyzed all open tax years, as defined by the Statute of Limitations, for all major jurisdictions that remain subject to examination. The Predecessor Funds’ and the Funds’ federal tax returns for the fiscal years ended September 30, 2013 through September 30, 2016, as applicable, remain subject to examination by the Internal Revenue Service. Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken, and the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

CAPITAL GAIN TAXES

Investments in certain foreign securities may subject the Funds to capital gain taxes on the disposal of those securities. Any capital gains assessed will reduce the proceeds received on the sale and be reflected in net realized gain/loss on the transaction. The Funds estimate and accrue foreign capital gain taxes on certain investments held which impact the amount of unrealized appreciation/depreciation on such investments. The JOHCM Emerging Markets Opportunities Fund did not pay any capital gain taxes during the period and, as of March 31, 2017, accrued $109,653 in estimated capital gain taxes based on the Fund’s current investments.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2017 (Unaudited)

OTHER RISKS

Securities markets outside the United States (“U.S.”), while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. Other risks associated with investing in foreign securities include, among other things, imposition of exchange control regulation by the U.S. or foreign governments, U.S. and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the U.S., and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies.

Certain Funds may invest in emerging market securities. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, a Fund may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the U.S. Satisfactory custodial services may not be available in some emerging markets countries, which may result in a Fund incurring additional costs and delays in the trading and custody of such securities.

B. Fees and Transactions with Affiliates and Other Parties

The Funds have entered into an investment management agreement (the “Agreement”) with JO Hambro Capital Management Limited (the “Adviser” or “JOHCM”) to provide investment management services to the Funds. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” fees on the Statement of Operations. Under the terms of the Agreement, the Adviser receives an annual fee, computed daily and payable monthly, at the annual rates set for in the following table (expressed as a percentage of each Fund’s respective average daily net assets). The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) exceed the rates in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

ADVISERS INVESTMENT TRUST JOHCM FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2017 (Unaudited)

Fund	Class	Advisory Fee	Expense Limitation
Asia Ex-Japan Fund	Class I	1.09%	1.39%
Asia Ex-Japan Fund	Class II	1.09%	1.54%
Asia Ex-Japan Fund	Institutional	1.09%	1.29%
Emerging Markets Fund	Class I	1.05%	1.39%
Emerging Markets Fund	Class II	1.05%	1.54%
Emerging Markets Fund	Institutional	1.05%	1.29%
Emerging Markets Small Mid Cap Fund	Class I	1.30%	1.64%
Emerging Markets Small Mid Cap Fund	Institutional	1.30%	1.54%
Global Equity Fund	Class I	0.95%	1.18%
Global Equity Fund	Institutional	0.95%	1.08%
International Opportunities Fund	Institutional	0.75%	0.89%
International Select Fund	Class I	0.89%	1.05%
International Select Fund	Class II	0.89%	1.30%
International Small Cap Fund	Class I	1.05%	1.34%
International Small Cap Fund	Class II	1.05%	1.49%
International Small Cap Fund	Institutional	1.05%	1.24%
US Small Mid Cap Fund	Class I	0.85%	1.09%
US Small Mid Cap Fund	Institutional	0.85%	0.99%

The expense limitation is effective until January 28, 2018. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three fiscal years from the year on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) to exceed the current expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Investment Management Agreement.

JOHCM (USA) Inc. (the “Sub-Adviser”) serves as the investment sub-adviser to the International Small Cap Fund and US Small Cap Fund. For its services, the Sub-Adviser is paid a fee of 1.05% and 0.85%, based on average daily net assets of the International Small Cap Fund and US Small Cap Fund, respectfully, by the Adviser.

For the six months ended March 31, 2017, the JOHCM Funds incurred advisory fees payable to JOHCM, expense waivers/reimbursements from JOHCM, and paid expense recoupments to JOHCM as follows:

Fund	Advisory Fee to JOHCM	Expenses Reduced by JOHCM	Advisory Fees Recouped by JOHCM
Asia Ex-Japan Fund	$1,798,155	$—	$—
Emerging Markets Fund	765,833	—	—
Emerging Markets Small Mid Cap Fund	39,093	85,767	—
Global Equity Fund	2,071,433	—	—
International Opportunities Fund	7,229	23,018	—
International Select Fund	19,669,249	—	—
International Small Cap Fund	659,140	13,112	—
US Small Mid Cap Fund	24,876	9,621	—

ADVISERS INVESTMENT TRUST JOHCM FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2017 (Unaudited)

The balances of recoverable expenses to JOHCM by Fund at March 31, 2017 were as follows:

For the:	Expiring	Asia Ex-Japan Fund	Emerging Markets Fund	Emerging Markets Small Mid Cap Fund	Global Equity Fund	International Opportunities Fund	International Select Fund	International Small Cap Fund	US Small Mid Cap Fund
Year ended September 30, 2014	September 30, 2017	$120,745	$131,240	$—	$180,549	$—	$—	$176,280	$—
Year ended September 30, 2015	September 30, 2018	91,967	71,008	134,334	63,544	—	31,610	46,544	143,160
Year ended September 30, 2016	September 30, 2019	55,129	138	160,453	72,465	783	10,607	38,646	19,823
Six months ended March 31, 2017	September 30, 2020	—	—	85,767	—	23,018	—	13,112	9,621
Balances of Recoverable Expenses to the Adviser		$267,841	$202,386	$380,554	$316,558	$23,801	$42,217	$274,582	$172,604

BHIL Distributors, LLC (“Distributor”) provides distribution services to the Funds pursuant to a distribution agreement with the Trust. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. Currently, the Adviser, at its own expense, pays the Distributor a stated annual fee, basis points and reimbursement for certain expenses and out-of-pocket costs incurred on behalf of the Funds.

The Northern Trust Company (“Northern Trust”) serves as the financial administrator, transfer agent, custodian and fund accounting agent for the Funds pursuant to written agreements between the Funds and Northern Trust. The Funds have agreed to pay Northern Trust a tiered basis-point fee based on the JOHCM Funds’ complex level net assets, and certain per account and transaction charges. The total fee is subject to a minimum annual fee of $135,000 per fund relating to these services, and reimbursement for certain expenses incurred on behalf of the Funds. Fees paid to Northern Trust for their services are reflected as “Accounting and Administration” fees on the Statements of Operations. Northern Trust has agreed to voluntarily waive its’ minimum fees. The waiver agreement may be terminated at any time and the waivers are not subject to recoupment. Amounts waived by Northern Trust are included in “Expenses reduced by Service Providers” on the Statement of Operations.

For the six months ended March 31, 2017, Northern Trust made expense waivers as follows:

Fund	Expenses Waived by Northern Trust
Asia Ex-Japan Fund	$—
Emerging Markets Fund	—
Emerging Markets Small Mid Cap Fund	—
Global Equity Fund	—
International Opportunities Fund	59,836
International Select Fund	—
International Small Cap Fund	815
US Small Mid Cap Fund	60,578

Foreside Management Services, LLC (“Foreside”) provides Compliance Services, Financial Control Services and Business Management and Governance Services for the Funds pursuant to a written agreement, including providing the President, Treasurer, Chief Compliance Officer and Secretary to the Funds and performing certain regulatory administrative services. The Funds have agreed to pay Foreside a tiered basis-point fee based on the JOHCM Funds’ complex level net assets, subject to an overall minimum

ADVISERS INVESTMENT TRUST JOHCM FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2017 (Unaudited)

annual fee of $200,000, and reimburse for certain expenses incurred on behalf of the Funds. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statements of Operations.

Carne Global Financial Services (US) LLC (“Carne”) provides Risk Management and Oversight Services for the JOHCM Funds pursuant to a written agreement between the JOHCM Funds and Carne, including providing the Risk Officer to the JOHCM Funds to administer the fund risk program and oversee the analysis of investment performance and performance of service providers. The JOHCM Funds have agreed to pay Carne an annual fee of $40,000 for the first fund and an additional $5,000 per fund thereafter for these services, and reimburse for certain expenses incurred on behalf of the JOHCM Funds. Total fees paid to Carne pursuant to these agreements are reflected as “Risk Officer” fees on the Statements of Operations.

Certain officers and Trustees of the Trust are affiliated with Foreside, Northern Trust, Carne or the Distributor and receive no compensation directly from the Funds for serving in their respective roles. Through March 31, 2017, the Trust paid an annual retainer of $51,000 and reimbursement for certain expenses. Effective April 1, 2017, the Trust pays an annual retainer of $80,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2017, the aggregate Trustee compensation paid by the Trust was $76,500. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Funds is reflected as “Trustees” expenses on the Statements of Operations.

C. Rule 12b-1 Plan

The JOHCM Funds adopted an amended plan under Rule 12b-1 that is applicable to Class I, Class II and Class III Shares of all JOHCM Funds, except Class I Shares of the JOHCM International Select Fund, to pay for certain distribution and promotion activities related to marketing of their shares. Each Fund will pay the Distributor a fee for the principal underwriter’s services in connection with the sales and promotion of the Funds, including its expenses in connection therewith at annual rates of 0.10%, 0.25%, and 0.50% of the average daily net assets of the outstanding Class I Shares, Class II Shares and Class III Shares, respectively. Total fees paid pursuant to these agreements are reflected as “12b-1 Fees” on the Statements of Operations.

D. Investment Transactions

For the six months ended March 31, 2017, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Asia-Ex Japan Fund	$73,749,031	$47,308,708
Emerging Markets Fund	40,403,804	14,877,913
Emerging Markets Small Mid Cap Fund	5,020,956	5,024,897
Global Equity Fund	216,026,422	147,067,069
International Opportunities Fund	409,213	469,737
International Select Fund	1,764,468,655	1,180,656,452
International Small Cap Fund	50,061,029	9,325,595
US Small Mid Cap Fund	837,878	827,936

ADVISERS INVESTMENT TRUST JOHCM FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2017 (Unaudited)

E. Federal Income Tax

As of March 31, 2017, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asia-Ex Japan Fund	$302,522,502	$57,119,733	$(12,045,985)	$45,073,748
Emerging Markets Fund	146,571,600	23,950,761	(6,415,222)	17,535,539
Emerging Markets Small Mid Cap Fund	5,529,148	960,450	(67,305)	893,145
Global Equity Fund	412,351,138	60,529,457	(6,692,515)	53,836,942
International Opportunities Fund	1,593,509	71,963	(58,844)	13,119
International Select Fund	4,120,030,666	567,687,712	(39,732,565)	527,955,147
International Small Cap Fund	158,868,357	18,387,436	(9,770,552)	8,616,884
US Small Mid Cap Fund	5,283,654	1,046,062	(194,523)	851,539

The tax character of distributions paid by the Funds during the latest tax year ended September 30, 2016 were as follows:

	Distributions From
Fund	Ordinary Income* 2016	Long-Term Capital Gains 2016
Asia-Ex Japan Fund	$815,820	$—
Emerging Markets Fund	3,147,104	1,079,156
Emerging Markets Small Mid Cap Fund	224,645	—
Global Equity Fund	—	—
International Select Fund	10,603,421	—
International Small Cap Fund	1,458,827	—
US Small Mid Cap Fund	174,836	—

*	Ordinary income includes short-term capital gains, if any.

As of the latest tax year ended September 30, 2016, the components of accumulated earnings on a tax basis for the Funds were as follows:

	Asia Ex-Japan Fund	Emerging Markets Fund	Emerging Markets Small Mid Cap Fund	Global Equity Fund	International Opportunities Fund	International Select Fund	International Small Cap Fund	US Small Mid Cap Fund
Undistributed Ordinary Income	$1,939,821	$1,051,374	$118,965	$755,138	$1,298	$29,236,374	$1,507,589	$632
Undistributed Long-Term Capital Gains	—	—	—	—	—	—	—	101,632
Accumulated Capital and Other Losses	(12,204,146)	(3,299,091)	(130,018)	(24,908,014)	—	(193,118,780)	(2,444,733)	(5,795)
Unrealized Appreciation (Depreciation)	45,375,474	10,234,089	905,570	42,852,355	(5,713)	458,339,238	3,532,532	244,060
Total Accumulated Earnings (Deficit)	$35,111,149	$7,986,372	$894,517	$18,699,479	$(4,415)	$294,456,832	$2,595,388	$340,529

ADVISERS INVESTMENT TRUST JOHCM FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2017 (Unaudited)

For the period subsequent to October 31, 2015, through the fiscal year ended September 30, 2016, the following Funds incurred net capital losses and/or Section 988 net currency losses which each Fund intends to treat as having been incurred in the following fiscal year:

Fund	Amount
Asia-Ex Japan Fund	$9,972,278
Emerging Markets Fund	3,299,091
Emerging Markets Small Mid Cap Fund	130,018
Global Equity Fund	5,058,989
International Select Fund	79,397,255
International Small Cap Fund	1,871,104
US Small Mid Cap Fund	5,795

At September 30, 2016, capital losses incurred by the Funds are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 are as follows:

Fund	Short-Term Capital Loss Carry-Forward	Long-Term Capital Loss Carry-Forward
Asia-Ex Japan Fund	$1,810,037	$421,831
Global Equity Fund	19,849,025	—
International Select Fund	113,721,525	—
International Small Cap Fund	573,629	—

F. Capital Share Transactions

Transactions in dollars for common stock for the six months ended March 31, 2017, were as follows:

Fund	Class	Proceeds from Shares Sold	Reinvestment of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
Asia Ex-Japan Fund	Class I	$3,407,346	$122,314	$(4,673,813)	$(1,144,153)
Asia Ex-Japan Fund	Class II	395,562	2,384	(419,962)	(22,016)
Asia Ex-Japan Fund	Institutional	103,939,420	866,477	(56,097,302)	48,708,595
Emerging Markets Fund	Class I	23,050,829	189,802	(5,492,491)	17,748,140
Emerging Markets Fund	Class II	1,157,308	15,573	(339,864)	833,017
Emerging Markets Fund	Institutional	5,442,261	859,151	(1,624,617)	4,676,795
Emerging Markets Small Mid Cap Fund	Class I	137,301	1,636	(125,993)	12,944
Emerging Markets Small Mid Cap Fund	Institutional	—	99,481	—	99,481
Global Equity Fund	Class I	73,093,416	338,378	(24,479,118)	48,952,676
Global Equity Fund	Institutional	8,597,270	537,492	(2,843,733)	6,291,029
International Opportunities Fund	Institutional	—	14,280	—	14,280
International Select Fund	Class I	1,069,038,524	18,772,569	(481,653,817)	606,157,276
International Select Fund	Class II	148,965,977	1,466,871	(57,320,305)	93,112,543
International Small Cap Fund	Class I	5,370,743	520,149	(1,894,681)	3,996,211
International Small Cap Fund	Class II	231,860	5,156	(332,993)	(95,977)
International Small Cap Fund	Institutional	45,476,896	690,376	(5,407,389)	40,759,883
US Small Mid Cap Fund	Class I	7,010	374	—	7,384
US Small Mid Cap Fund	Institutional	—	116,768	—	116,768

ADVISERS INVESTMENT TRUST JOHCM FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2017 (Unaudited)

Transactions in shares of common stock for the six months ended March 31, 2017, were as follows:

Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
Asia Ex-Japan Fund	Class I	327,212	12,610	(466,098)	(126,276)
Asia Ex-Japan Fund	Class II	38,633	246	(39,540)	(661)
Asia Ex-Japan Fund	Institutional	9,669,006	89,328	(5,233,428)	4,524,906
Emerging Markets Fund	Class I	2,374,185	20,743	(563,836)	1,831,092
Emerging Markets Fund	Class II	122,128	1,702	(35,854)	87,976
Emerging Markets Fund	Institutional	547,459	93,794	(159,529)	481,724
Emerging Markets Small Mid Cap Fund	Class I	11,996	156	(11,700)	452
Emerging Markets Small Mid Cap Fund	Institutional	—	9,528	—	9,528
Global Equity Fund	Class I	5,637,713	26,211	(1,837,312)	3,826,612
Global Equity Fund	Institutional	628,075	41,569	(217,001)	452,643
International Opportunities Fund	Institutional	—	1,514	—	1,514
International Select Fund	Class I	55,323,546	1,021,915	(25,094,861)	31,250,600
International Select Fund	Class II	7,642,965	79,635	(2,938,060)	4,784,540
International Small Cap Fund	Class I	506,120	50,995	(180,925)	376,190
International Small Cap Fund	Class II	21,753	502	(31,386)	(9,131)
International Small Cap Fund	Institutional	4,156,689	67,817	(510,433)	3,714,073
US Small Mid Cap Fund	Class I	612	33	—	645
US Small Mid Cap Fund	Institutional	—	10,325	—	10,325

Transactions in dollars for common stock for the year ended September 30, 2016, were as follows:

Fund	Class	Proceeds from Shares Sold	Reinvestment of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
Asia Ex-Japan Fund	Class I	$17,882,560	$97,300	$(12,851,763)	$5,128,097
Asia Ex-Japan Fund	Class II	2,993,796	2,228	(3,113,070)	(117,046)
Asia Ex-Japan Fund	Institutional	137,969,583	422,259	(26,815,015)	111,576,827
Emerging Markets Fund	Class I	31,862,940	57,536	(5,322,860)	26,597,616
Emerging Markets Fund	Class II	5,043,121	123,557	(4,070,126)	1,096,552
Emerging Markets Fund	Institutional	39,696,632	4,007,268	(9,180,900)	34,523,000
Emerging Markets Small Mid Cap Fund	Class I	140,464	—	—	140,464
Emerging Markets Small Mid Cap Fund	Service Class	10	4,572	(106,286)	(101,704)
Emerging Markets Small Mid Cap Fund	Institutional	—	187,167	—	187,167
Global Equity Fund	Class I	107,454,605	—	(18,527,846)	88,926,759
Global Equity Fund	Institutional	108,096,770	—	(45,013,925)	63,082,845
International Opportunities Fund	Institutional	2,000,000	—	—	2,000,000
International Select Fund	Class I	1,660,706,834	6,746,401	(976,665,178)	690,788,057
International Select Fund	Class II	212,146,874	184,412	(93,697,706)	118,633,580
International Small Cap Fund	Class I	12,419,760	595,189	(24,797,793)	(11,782,844)
International Small Cap Fund	Class II	178,032	3,997	(240,337)	(58,308)
International Small Cap Fund	Institutional	11,339,570	549,584	(9,675,981)	2,213,173
US Small Mid Cap Fund	Class I	10	297	—	307
US Small Mid Cap Fund	Institutional	—	148,314	—	148,314

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2017 (Unaudited)

Transactions in shares of common stock for the year ended September 30, 2016, were as follows:

			Shares From		Net Increase
		Shares	Reinvested	Shares	(Decrease)
Fund	Class	Sold	Dividends	Redeemed	in Shares
Asia Ex-Japan Fund	Class I	1,850,754	10,210	(1,355,678)	505,286
Asia Ex-Japan Fund	Class II	317,890	234	(328,078)	(9,954)
Asia Ex-Japan Fund	Institutional	14,794,303	44,355	(2,591,333)	12,247,325
Emerging Markets Fund	Class I	3,460,370	6,523	(575,774)	2,891,119
Emerging Markets Fund	Class II	565,178	14,009	(473,749)	105,438
Emerging Markets Fund	Institutional	4,775,057	453,824	(999,344)	4,229,537
Emerging Markets Small Mid Cap Fund	Class I	12,521	—	—	12,521
Emerging Markets Small Mid Cap Fund	Service Class	1	460	(11,201)	(10,740)
Emerging Markets Small Mid Cap Fund	Institutional	—	18,795	—	18,795
Global Equity Fund	Class I	9,016,438	—	(1,462,713)	7,553,725
Global Equity Fund	Institutional	8,422,633	—	(3,559,510)	4,863,123
International Opportunities Fund	Institutional	200,000	—	—	200,000
International Select Fund	Class I	91,717,314	383,101	(53,974,325)	38,126,090
International Select Fund	Class II	11,630,721	10,436	(5,166,666)	6,474,491
International Small Cap Fund	Class I	1,269,494	61,171	(2,450,056)	(1,119,391)
International Small Cap Fund	Class II	17,594	409	(24,126)	(6,123)
International Small Cap Fund	Institutional	1,183,180	56,542	(979,740)	259,982
US Small Mid Cap Fund	Class I	1	31	—	32
US Small Mid Cap Fund	Institutional	—	15,369	—	15,369

G. Concentration of Ownership

A significant portion of the Funds’ shares may be held in a limited number of shareholder accounts, including in certain omnibus or institutional accounts which typically hold shares for the benefit of other underlying investors. To the extent that a shareholder or group of shareholders redeems a significant portion of the shares issued by a Fund, this could have a disruptive impact on the efficient implementation of the Fund’s investment strategy.

In addition, as of March 31, 2017, the Adviser held outstanding shares of the Funds as follows:

Fund	Class	% Ownership
Asia Ex-Japan Fund	Class I	1.0
Asia Ex-Japan Fund	Class II	43.3
Asia Ex-Japan Fund	Institutional	0.7
Emerging Markets Fund	Class I	0.4
Emerging Markets Fund	Class II	7.6
Emerging Markets Fund	Institutional	3.3
Emerging Markets Small Mid Cap Fund	Class I	8.1
Emerging Markets Small Mid Cap Fund	Institutional	100.0
International Opportunities Fund	Institutional	100.0
International Small Cap Fund	Class I	0.2
International Small Cap Fund	Institutional	6.9
US Small Mid Cap Fund	Class I	62.7
US Small Mid Cap Fund	Institutional	100.0

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

ADDITIONAL INFORMATION

March 31, 2017 (Unaudited)

A. Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested for the six months period October 1, 2016 to March 31, 2017.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Actual Expense Example

			Beginning	Ending	^Expenses
		Expense	Account Value	Account Value	Paid
Fund	Class	Ratio	10/1/2016	3/31/2017	10/1/16 - 3/31/17
Asia Ex-Japan Fund	Class I	1.36%	$1,000.00	$988.50	$6.74
Asia Ex-Japan Fund	Class II	1.51%	1,000.00	987.70	7.48
Asia Ex-Japan Fund	Institutional	1.26%	1,000.00	989.40	6.25
Emerging Markets Fund	Class I	1.35%	1,000.00	1,043.30	6.88
Emerging Markets Fund	Class II	1.50%	1,000.00	1,042.40	7.64
Emerging Markets Fund	Institutional	1.25%	1,000.00	1,043.70	6.37
Emerging Markets Small Mid Cap Fund	Class I	1.64%	1,000.00	1,041.20	8.35
Emerging Markets Small Mid Cap Fund	Institutional	1.54%	1,000.00	1,041.60	7.84
Global Equity Fund	Class I	1.18%	1,000.00	1,019.10	5.94
Global Equity Fund	Institutional	1.07%	1,000.00	1,019.40	5.39
International Opportunities Fund	Institutional	0.89%	1,000.00	1,006.90	4.45
International Select Fund	Class I	1.00%	1,000.00	1,011.20	5.01
International Select Fund	Class II	1.25%	1,000.00	1,009.80	6.26
International Small Cap Fund	Class I	1.34%	1,000.00	1,057.90	6.88
International Small Cap Fund	Class II	1.49%	1,000.00	1,057.10	7.64
International Small Cap Fund	Institutional	1.24%	1,000.00	1,057.50	6.36
US Small Mid Cap Fund	Class I	1.09%	1,000.00	1,136.80	5.81
US Small Mid Cap Fund	Institutional	0.99%	1,000.00	1,136.70	5.27

^	Actual expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the actual number of operational days in the most recent half fiscal year (182 days), and divided by the number of days in the current year (365).

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

ADDITIONAL INFORMATION
March 31, 2017 (Unaudited)

Hypothetical Expense Example

			Beginning	Ending	^Expenses
		Expense	Account Value	Account Value	Paid
Fund	Class	Ratio	10/1/2016	3/31/2017	10/1/16 - 3/31/17
Asia Ex-Japan Fund	Class I	1.36%	$ 1,000.00	$ 1,018.15	$ 6.84
Asia Ex-Japan Fund	Class II	1.51%	1,000.00	1,017.40	7.59
Asia Ex-Japan Fund	Institutional	1.26%	1,000.00	1,018.65	6.34
Emerging Markets Fund	Class I	1.35%	1,000.00	1,018.20	6.79
Emerging Markets Fund	Class II	1.50%	1,000.00	1,017.45	7.54
Emerging Markets Fund	Institutional	1.25%	1,000.00	1,018.70	6.29
Emerging Markets Small Mid Cap Fund	Class I	1.64%	1,000.00	1,016.75	8.25
Emerging Markets Small Mid Cap Fund	Institutional	1.54%	1,000.00	1,017.25	7.75
Global Equity Fund	Class I	1.18%	1,000.00	1,019.05	5.94
Global Equity Fund	Institutional	1.07%	1,000.00	1,019.60	5.39
International Opportunities Fund	Institutional	0.89%	1,000.00	1,020.49	4.48
International Select Fund	Class I	1.00%	1,000.00	1,019.95	5.04
International Select Fund	Class II	1.25%	1,000.00	1,018.70	6.29
International Small Cap Fund	Class I	1.34%	1,000.00	1,018.25	6.74
International Small Cap Fund	Class II	1.49%	1,000.00	1,017.50	7.49
International Small Cap Fund	Institutional	1.24%	1,000.00	1,018.75	6.24
US Small Mid Cap Fund	Class I	1.09%	1,000.00	1,019.50	5.49
US Small Mid Cap Fund	Institutional	0.99%	1,000.00	1,020.00	4.99

^	Hypothetical expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (182 days), and divided by the number of days in the current year (365).

B. Other Information

Investors may obtain a copy of the proxy voting policies and procedures by writing to the Trust in the name of the Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Trust at 866-260-9549 (toll free) or 312-557-5913. Information about how the Funds voted proxies relating to portfolio securities for each 12 month period ending June 30th is available without charge, upon request, by calling the Trust at 866-260-9549 (toll free) or 312-557-5913 and on the SEC’s website at http://www.sec.gov.

The Funds file a complete Schedule of Investments with the Commission for the first and third quarters of each fiscal year on Form N-Q and is available without charge on the Commission’s website at www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Investment Adviser

J O Hambro Capital Management Limited

Ryder Court, Ground Floor

14 Ryder Street

London SW1Y6QB, United Kingdom

Custodian

The Northern Trust Company

50 South LaSalle

Street Chicago, Illinois 60603

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker Drive
Chicago, IL 60606

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

BHIL Distributors, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

For Additional Information, call

866-260-9549 (toll free) or 312-557-5913

RIVER CANYON TOTAL RETURN

BOND FUND

SEMI-ANNUAL REPORT

March 31, 2017

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND

March 31, 2017 (Unaudited)

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SHAREHOLDER LETTER
March 31, 2017 (Unaudited)

Dear Shareholder:

We are pleased to present to shareholders the Semi-Annual Report for the River Canyon Total Return Bond Fund (the “Fund”), a series of the Advisers Investment Trust. This report contains the results of Fund operations for the six months ended March 31, 2017.

We appreciate the trust and confidence you have placed in us by choosing the Fund and its Investment Adviser, River Canyon Fund Management LLC, and we look forward to continuing to serve your investing needs.

Sincerely,

Dina A. Tantra
President and Trustee of Advisers Investment Trust

1

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
MORTGAGE-BACKED SECURITIES	105.1%
PRIVATE	63.5%
Home Equity	63.5%
ACE Home Equity Loan Trust Series 2006-GP1(1) 1.24%, 2/25/31		$102,894	$102,605

Alternative Loan Trust Series 2004-12CB 5.50%, 7/25/34		5,773,392	5,895,373

Bella Vista Mortgage Trust Series 2004-1(1) 1.68%, 11/20/34		672,460	609,125

Chase Funding Trust Series 2003-3(1) 1.52%, 4/25/33		280,355	255,525

Credit-Based Asset Servicing & Securitization LLC Series 2007-CB4(1) 1.16%, 4/25/37		5,600,000	1,724,470

CWHEQ Home Equity Loan Trust Series 2006-S2 5.84%, 7/25/27		755,747	870,110

Home Equity Mortgage Trust Series 2005-3(1) 2.06%, 11/25/35		1,154,799	1,124,366

Invitation Homes Trust Series 2014-SFR3(1)(a) 5.91%, 12/17/31		2,000,000	2,006,646

Lehman Mortgage Trust Series 2008-4(1) 1.36%, 1/25/37		744,893	346,744

Merrill Lynch Mortgage Investors Trust Series 2006-MLN1(1) 1.24%, 7/25/37		4,745,521	2,806,677

Morgan Stanley ABS Capital I, Inc. Series 2002-HE3(1) 2.06%, 3/25/33		50,618	48,603

See notes to financial statements.

2

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2007-1
5.82%, 3/25/47		$1,109,951	$1,099,473

Saxon Asset Securities Trust Series 2003-14.03%, 6/25/33		241,083	243,659

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2(1)
1.48%, 1/25/45		323,190	301,974

			17,435,350
U.S. GOVERNMENT AGENCIES	41.6%
Fannie Mae Pool TBA 2.50%, 4/17/47		12,000,000	11,433,576

TOTAL MORTGAGE-BACKED SECURITIES (Cost $28,111,634)			28,868,926

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	36.0%
Northern Institutional
Treasury Portfolio, 0.64%(b)		9,890,524	$9,890,524

TOTAL SHORT-TERM INVESTMENTS
(Cost $9,890,524)			9,890,524
TOTAL INVESTMENTS
(Cost $38,002,158)	141.1%		38,759,450
NET OTHER ASSETS (LIABILITIES)	(41.1)%		(11,287,612)
NET ASSETS	100.0%		$27,471,838

(1)	Floating rate security. The rate presented is the rate in effect at March 31, 2017.

(a)	Securities purchased in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(b)	All or a portion of this security is designated as collateral for the TBA security at March 31, 2017.

See notes to financial statements.

3

ADVISERS INVESTMENT TRUST

STATEMENT OF ASSETS & LIABILITIES

March 31, 2017 (Unaudited)

River Canyon Total Return Bond Fund
Assets:
Investments, at value (Cost: $38,002,158)	$38,759,450
Collateral held at custodian	180,000
Receivable for dividends and interest	59,338
Receivable from Investment Adviser	20,116
Prepaid expenses	25,221
Total Assets	39,044,125
Liabilities:
Securities purchased payable	11,240,417
Due to broker	180,000
Accounting and Administration fees payable	62,136
Regulatory and Compliance fees payable	36,911
Accrued expenses and other payable	52,823
Total Liabilities	11,572,287
Net Assets	$27,471,838

Institutional Shares:
Net Assets	$27,471,838
Shares of common stock outstanding	2,697,735
Net asset value per share	$10.18

Net Assets:
Paid in capital	$26,732,497
Accumulated net investment income (loss)	236,202
Accumulated net realized gains (losses)	(254,153)
Unrealized appreciation (depreciation)	757,292
Net Assets	$27,471,838

See notes to financial statements.

4

ADVISERS INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the six months ended March 31, 2017 (Unaudited)

River Canyon Total Return Bond Fund
Investment Income:
Interest income	$571,032
Operating expenses:
Investment advisory	53,446
Accounting and Administration	62,422
Regulatory and Compliance	74,857
Printing	2,992
Insurance	9,905
Trustees	13,029
Legal	18,198
Audit	15,993
Registration	1,287
Other	5,356
Total expenses before fee reductions	257,485
Expenses reduced by Investment Adviser	(170,636)
Net expenses	86,849
Net investment income	484,183
Realized and Unrealized Gains (Losses) From Investment Activities:
Net realized losses from investment transactions	(254,122)
Change in unrealized appreciation (depreciation) on investments	338,740
Net realized and unrealized gains (losses) from investment activities	84,618
Change in Net Assets Resulting from Operations	$568,801

See notes to financial statements.

5

ADVISERS INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2017 (Unaudited)

And the year ended September 30, 2016

	River Canyon Total Return Bond Fund
	March 31, 2017	September 30, 2016
Increase (decrease) in net assets:
Operations:
Net investment income	$484,183	$755,182
Net realized gains (losses) from investment transactions	(254,122)	344,083
Change in unrealized appreciation (depreciation) on investments	338,740	85,568
Change in net assets resulting from operations	568,801	1,184,833
Dividends paid to shareholders:
From net investment income	(356,383)	(668,102)
From net realized gains	(322,792)	—
Total dividends paid to shareholders	(679,175)	(668,102)
Capital Transactions:
Proceeds from sale of shares	5,100	5,100
Value of shares issued to stockholders in reinvestment of dividends	679,173	668,102
Change in net assets from capital transactions	684,273	673,202
Change in net assets	573,899	1,189,933
Net Assets:
Beginning of period	26,897,939	25,708,006
End of period	$27,471,838	$26,897,939
Accumulated net investment income	$236,202	$108,402

Share Transactions:
Sold	506	505
Reinvested	68,764	66,893
Change	69,270	67,398

See notes to financial statements.

6

ADVISERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

For the six months ended March 31, 2017 (Unaudited), the year ended September 30, 2016,

And the period December 30, 2014 (commencement of operations) to September 30, 2015

	River Canyon Total Return Bond Fund
	March 31, 2017	September 30, 2016	September 30, 2015
Net asset value, beginning of period	$10.23	$10.04	$10.00
Income (loss) from operations:
Net investment income	0.18	0.29	0.32
Net realized and unrealized gains (losses) from investments	0.02	0.16	0.17
Total from investment operations	0.20	0.45	0.49
Less distributions paid:
From net investment income	(0.13)	(0.26)	(0.36)
Tax return of capital	—	—	(0.09)
From net realized gains on investments	(0.12)	—	—
Total distributions paid	(0.25)	(0.26)	(0.45)
Change in net asset value	(0.05)	0.19	0.04
Net asset value, end of period	$10.18	$10.23	$10.04
Total return(a)	2.11%	4.55%	4.97%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$27,472	$26,898	$25,708
Ratio of net expenses to average net assets(b)	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets(b)	3.62%	2.90%	4.18%
Ratio of gross expenses to average net assets(b)(c)	1.93%	1.81%	1.81%
Portfolio turnover rate(a)	19.52%	18.57%	41.03%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period shown, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See notes to financial statements.

7

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). Effective March 31, 2017 the Trust was converted to a Delaware statutory trust. As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The River Canyon Total Return Bond Fund (the “River Canyon Total Return Bond Fund” or the “Fund”) is a series of the Trust, and the Fund’s Institutional Shares class commenced operations on December 30, 2014. Prior to April 6, 2015 shares of the Fund were not registered under the Securities Act of 1933, as amended (the “1933 Act”). Investments in the Fund were made only by individuals or entities that are “accredited investors” within the meaning of Regulation D under the 1933 Act, and shares were issued solely in private placement transactions that did not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Effective April 6, 2015 the Fund became publicly available for investment.

The investment objective of the River Canyon Total Return Bond Fund is to seek to maximize total return.

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties of the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A. Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

● Level 1 —quoted prices in active markets for identical assets

● Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Fund is calculated.

8

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

Debt and other fixed income securities are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2017 in valuing the Fund’s investments based upon the three fair value levels defined above:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
River Canyon Total Return Bond Fund
Mortgage-Backed Securities (1)	$-	$28,868,926	$-	$28,868,926
Short-Term Investments	9,890,524	-	-	9,890,524
Total Investments	$9,890,524	$28,868,926	$-	$38,759,450

(1) See additional categories in the Schedule of Investments.

As of March 31, 2017, there were no Level 3 securities held by the Fund. The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the six months ended March 31, 2017.

9

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

FORWARD COMMITMENTS

The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transaction”) consistent with the Fund’s ability to manage its investment portfolio. No interest will be earned by the Fund on such purchases until the securities are delivered, however the market value may change prior to delivery. When the Fund makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of such Fund’s commitments will be reserved for payment of the commitment.

The Fund may enter into TBA sale commitments to help manage portfolio duration, hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. At March 31, 2017, the Fund received cash from brokers as collateral. The amount of cash collateral received is included in Collateral held at custodian with the corresponding payable included in the Due to brokers in the Statement of Assets and Liabilities.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date.

EXPENSE ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds, based on relative net assets or another reasonable basis.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on a quarterly basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

10

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2017, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s federal tax returns for the tax year ended September 30, 2015 and September 30, 2016 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

B. Fees and Transactions with Affiliates and Other Parties

River Canyon Fund Management LLC (the “Adviser” or “River Canyon”) serves as the investment adviser to the Fund. Under the terms of the Trust’s Investment Management Agreement with the Adviser, the Fund pays the Adviser a fee computed and accrued daily and paid monthly at the annual rate of 0.40% of average daily net assets. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” fees on the Statement of Operations.

BHIL Distributors, LLC (“Distributor”) provides distribution services to the Fund pursuant to a distribution agreement with the Trust. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Adviser, at its own expense, pays the Distributor an annual $25,000 fee for these services and reimbursement for certain expenses incurred on behalf of the Fund.

The Northern Trust Company (“Northern Trust”) serves as the financial administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to a written agreement between the Fund and Northern Trust. The Fund has agreed to pay Northern Trust a tiered basis-point fee based on the Fund’s daily net assets, subject to a minimum annual fee of $125,000 relating to these services. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations.

Foreside Management Services, LLC (“Foreside”) provides Compliance Services, Financial Control Services and Business Management and Governance Services for the Fund pursuant to a written agreement, including providing the President, Treasurer, Chief Compliance Officer and Secretary to the Fund and performing certain regulatory administrative services. The Fund pays Foreside a tiered basis-point fee based on the Fund’s daily net assets or certain annual minimum for these services, and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

11

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

Certain officers and Trustees of the Trust are affiliated with Foreside, Northern Trust, or the Distributor and receive no compensation directly from the Fund for serving in their respective roles. Through March 31, 2017 the Trust paid each Independent Trustee compensation for their services based on an annual retainer of $51,000 and reimbursement for certain expenses. Effective April 1, 2017, the Trust pays an annual retainer of $80,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2017, the aggregate Trustee compensation paid by the Trust was $76,500. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as “Trustees” expenses on the Statement of Operations.

The Adviser has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividends on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to 0.65% of the average daily net assets of the Fund until January 28, 2018. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three fiscal years from the year on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) to exceed the current expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Investment Management Agreement.

For the six months ended March 31, 2017, the Fund incurred advisory fees payable to River Canyon Fund Management LLC, expense waivers/reimbursements from River Canyon Fund Management LLC, and paid expense recoupments to River Canyon Fund Management LLC as follows:

	Advisory	Expenses	Advisory Fees
	Fee to	Reduced by	Recouped by
Fund	River Canyon	River Canyon	River Canyon
River Canyon Total Return Bond Fund	$53,446	$170,636	$-

The balances of recoverable expenses to the Advisor at March 31, 2017 were as follows:

For the:	Expiring	River Canyon Total Return Bond Fund
Year ended September 30, 2015	September 30, 2018	$216,476
Year ended September 30, 2016	September 30, 2019	300,047
Six months ended March 31, 2017	September 30, 2020	170,636

Balances of Recoverable Expenses to the Adviser		$687,159

12

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

C. Investment Transactions

For the six months ended March 31, 2017, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

Cost of Purchases	Proceeds from Sales
$ 6,756,409	$ 4,814,464

D. Federal Income Tax

As of March 31, 2017, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
River Canyon
Total Return Bond Fund	$38,002,158	$873,540	$(116,248)	$757,292

The tax character of distributions paid to shareholders during the latest tax years ended September 30, 2016 and the period ended September 30, 2015 for the Fund were as follows:

	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
2016	$668,102	$-	$668,102	$-	$668,102
2015	882,798	-	882,798	232,078	1,114,876

As of the latest tax year ended September 30, 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation	Total Accumulated Earnings
River Canyon
Total Return Bond Fund	$388,668	$-	$388,668	$-	$-	$461,047	$849,715

 13

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

E. Concentration of Ownership

A significant portion of the Fund’s shares may be held in a limited number of shareholder accounts. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Fund, this could have a disruptive impact on the efficient implementation of the Fund’s investment strategy.

As of March 31, 2017 substantially all of the shares issued by the Fund were owned by the Adviser or Adviser-related shareholders.

 14

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
ADDITIONAL INFORMATION
March 31, 2017 (Unaudited)

A. Security Allocation

Market Exposure
Fixed Income Securities	% of Net Assets
Home Equity	63.5%
U.S. Government Agencies	41.6
Short-Term Investments	36.0
Total	141.1%

Largest Security Positions
Issuer	% of Net Assets
Fannie Mae Pool TBA	41.6%
Alternative Loan Trust Series 2004-12CB	21.5
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1	10.2
Invitation Homes Trust Series 2014-SFR3	7.3
Credit-Based Asset Servicing & Securitization LLC Series 2007-CB4	6.3
Total	86.9%

B. Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at September 30, 2016 and held for the entire period through March 31, 2017.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Expense	Beginning Account Value	Ending Account Value	* Expenses Paid
	Ratio	10/1/2016	3/31/2017	10/1/16-3/31/17
Actual	0.65%	$1,000.00	$1,021.10	$3.28
Hypothetical	0.65%	$1,000.00	$1,021.69	$3.28

* Expenses are calculated using the annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (182), and divided by the number of days in the current year (365).

 15

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
ADDITIONAL INFORMATION
March 31, 2017 (Unaudited)

C. Board Approval of Investment Advisory Agreement

Section 15 of the Investment Company Act of 1940 (the “1940 Act”) requires that the Investment Advisory Agreement between Advisers Investment Trust (the “Trust”) and River Canyon Fund Management, LLC (the “Adviser”) with respect to the River Canyon Total Return Bond Fund (“Fund”) be approved and renewed, at least annually, by a majority the Board of Trustees of the Trust (“Board”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”). It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Investment Advisory Agreement to determine whether the agreement is fair to the Fund and its shareholders. The Board considered and approved the Investment Advisory Agreement for the Fund at an in-person meeting held on December 14, 2016.

The Board requested, and the Adviser provided, information and data relating to: (i) the investment performance of the Fund (ii) the nature, extent and quality of the services provided by the Adviser to the Fund; (iii) the cost of the services provided and the profits realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; (v) whether the fee levels will reflect these economies of scale to the benefit of the Fund’s shareholders; (vi) the advisory fees paid by funds within a group of funds consisting of the Fund, two other multisector bond funds, and 17 intermediate-term bond funds as categorized by Morningstar (“Expense Group”); (vii) the Fund’s expense ratio and the expense ratios of funds in the Expense Group; and (viii) the effect of any fee waivers and expense reimbursements made by the Adviser and other service providers.

The Trustees reviewed the materials regarding the Fund supplied by the Adviser. The Board gave careful consideration to the nature and quality of the services provided by the Adviser. A representative of the Adviser gave an overview of the Adviser’s advisory business and how the Fund fits within the suite of products offered by Canyon Partners, LLC (“Canyon”), the larger organization of which the Adviser is a part.

The Board reviewed the manner in which investment decisions are made and executed by the Adviser and a representative of the Adviser addressed questions from the Board.

The Board reviewed the Adviser’s compliance program, with particular emphasis on investment guideline monitoring. The Board noted that there have been no material compliance issues/concerns raised or encountered since the initial approval of the Investment Advisory Agreement and no regulatory examinations or investigations in the past 36 months. The Board noted that information about the Adviser’s insurance coverage, business continuity/disaster recovery plan, and privacy and information security policies and procedures was included in the Board materials along with a copy of (i) the Adviser’s Form ADV, (ii) the most recent annual report concerning any issues that have arisen under the Adviser’s Code of Ethics, as well as the annual certification required by Rule 17j-1 of the 1940 Act, (iii) a Balance Sheet for Canyon and its affiliates, including the Adviser, as of September 30, 2016, (iv) an Income Statement for Canyon and its subsidiaries, including the Adviser, for January through September 2016, (v) organizational charts for Canyon, and its subsidiaries, including the Adviser, and (vi) information about key personnel at the Adviser. Taking into account the personnel involved in servicing the Fund, as well as the materials and services described above, the Board expressed satisfaction with the quality of the services received from the Adviser.

The Board reviewed the Fund’s performance (net of fees) for since-inception and one-year periods through September 30, 2016, comparing the performance to relevant benchmarks, the Expense Group and a representative group of investment companies with comparable objectives and strategies that are deemed to be competitors (“Peer Group”). The Board noted that the Fund generally outperformed the relevant benchmarks and the Peer Group for the time periods shown and performed with in the ranges of funds in the Expense Group. The Board noted that there are no similar investment companies, pooled investment vehicles, or managed accounts advised or sub-advised by the Adviser for which to compare performance.

 16

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
ADDITIONAL INFORMATION
March 31, 2017 (Unaudited)

The Board then reviewed the advisory fee paid by the Fund and the total operating expenses of the Fund. The Board noted that the Adviser receives a management fee of 0.40% of average daily net assets. The Board reviewed the investment advisory fees paid by funds within the Expense Group, noting that the Fund’s management fee is within the range of fees charged by the funds in the Expense Group.

With respect to total operating expenses, the Board noted that the Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual operating expenses (exclusive of brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to 0.65% of average daily net assets under the terms of an Expense Limitation Agreement. The Board noted that this Expense Limitation Agreement cannot be terminated prior to January 28, 2017, and will automatically renew upon the effective date of the annual update to the Trust’s registration statement for the period to end January 28, 2018. A representative of the Adviser confirmed that the Adviser will maintain the current expense limit when the Expense Limitation Agreement renews. The Board noted that the River Canyon Fund is in the 3rd quartile in terms of total expenses, the 1st quartile in terms of net management fees, and the 4th quartile in terms of net operating expenses as compared to the Expense Group. After considering the comparative data as described above, and the renewal of the Expense Limitation Agreement for the period to end January 28, 2018, the Board concluded that the advisory fees and expense ratios were reasonable.

In reviewing the profits to be realized by the Adviser in connection with its management of the Fund, the Board reviewed the information supplied by the Adviser in the Board materials. A representative from management confirmed that the Adviser is fully waiving the investment advisory fee and reimbursing expenses separately. The Board noted that the Adviser did not make a profit on its relationship with the Fund for the year ended December 31, 2015, as the Adviser is absorbing expenses in excess of the expense limit described above. A representative of the Adviser noted that the Adviser does make a profit in its capacity as a sub-adviser to sleeves of two different mutual funds and that Canyon is a highly profitable business overall. The Board discussed the level of assets in the Fund needed to achieve profitability, noting that once this level of assets is achieved, the Adviser anticipates that the profitability of the Fund will be consistent with Canyon’s expectations. After considering the data provided, and considering all of the factors as a whole, the Board concluded that the lack of profit was reasonable given the Fund’s limited history of operations and current asset size.

With respect to economies of scale, the Trustees considered the Fund’s marketing and distribution plans, capacity, and breakeven point. The Board noted the Adviser believes that the Fund will eventually experience economies of scale, but is not certain at what asset level this will occur. The Board noted that other than the advisory fee, the Adviser derives no other fees/benefits from the Fund.

In reaching its conclusions, with respect to the Fund discussed above, the Board did not identify any single controlling factor. Rather, the Board noted that a combination of factors influenced its decision-making process. Based upon its review of the factors discussed above and any other factors deemed relevant, the Board, including a majority of the Independent Trustees, determined that the Investment Advisory Agreement was fair and reasonable, that the Adviser’s fees are reasonable in light of the services provided to the Fund and the benefits received by the Adviser, and that approval of the Investment Advisory Agreement would be in the best interest of the Fund.

D. Other Information

Investors may obtain a copy of the proxy voting policies and procedures by writing to the Trust in the name of the Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Trust at 800-245-0371 (toll free) or 312-557-0164. Information about how the Fund voted proxies relating to portfolio securities for each 12 month period ending June 30th is available without charge, upon request, by calling the Trust at 800-245-0371 (toll free) or 312-557-0164 and on the SEC’s website at http://www.sec.gov.

 17

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
ADDITIONAL INFORMATION
March 31, 2017 (Unaudited)

The Fund files a complete Schedule of Investments with the Commission for the first and third quarters of each fiscal year on Form N-Q and is available without charge on the Commission’s website at www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

 18

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Investment Adviser
River Canyon Fund Management LLC
2000 Avenue of the Stars, 11th Floor
Los Angeles, California, 90067

Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, Illinois 60606

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215-6101

Distributor
BHIL Distributors, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

For Additional Information, call
800-245-0371 (toll free) or 312-557-0164

Item 2.  Code of Ethics.

Not applicable — only for annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.  Audit Committee of Listed Companies.

Not applicable.

Item 6.  Schedule of Investments.

(a)       The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 1 of this Form.

(b)       Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a)       The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Not applicable — only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) is furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisers Investment Trust

By (Signature and Title)

/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date: June 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Dina Tantra
Dina A. Tantra
President and Principal Executive Officer

Date: June 5, 2017

By (Signature and Title)

/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date: June 5, 2017